    As filed with the Securities and Exchange Commission on August 16, 2004.


                                                             File Nos. 333-63511
                                                                       811-09003


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [ ]

                           Pre-Effective Amendment No.                       [ ]



                        Post-Effective Amendment No. 13                      [X]
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             [ ]



                                Amendment No. 14
                        (Check appropriate box or boxes)                     [X]


                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                     AIG SunAmerica Life Assurance Company
                            ("AIG SunAmerica Life")
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                            Christine A. Nixon, Esq.
                              AIG SunAmerica Life
                              1 SunAmerica Center
                       Los Angeles, California 90067-6022
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485;


[X] on August 30, 2004 pursuant to paragraph (b) of Rule 485;



[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485;



[ ] on                pursuant to paragraph (a)(1) of Rule 485.

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS



Item Number in Form N-4                                  Caption
-----------------------                                  -------

1.        Cover Page.........................   Cover Page

2.        Definitions........................   Glossary

3.        Highlights.........................   Highlights

4.        Synopsis...........................   Summary; Fee Tables;
                                                Examples

5.        Condensed Financial Information....   Appendix C Condensed Financial
                                                Information-Accumulation
                                                Unit Values

6.        General Description of Registrant,
          Depositor and Portfolio Companies..   Description of the Company,
                                                the Separate
                                                Account and the General
                                                Account; Variable Portfolio
                                                Options; Fixed Account Options

7.       Deductions..........................   Contract Charges

8.       General Description of
            Variable Annuity Contracts.......   Description of the
                                                Contracts; Purchases,
                                                Withdrawals and
                                                Contract Value

9.       Annuity Period......................   Income Phase

10.      Death Benefit.......................   Description of the
                                                Contracts; Income Period

11.      Purchases and Contract Value........   Purchases, Withdrawals
                                                and Contract Value

12.      Redemptions.........................   Access To Your Money
                                                Administration

13.      Taxes...............................   Taxes

14.      Legal Proceedings...................   Other Information
                                                Legal Proceedings

15.      Table of Contents of Statement
         of Additional Information...........   Additional Information
                                                About the Separate
                                                Account

               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


Item Number in Form N-4                             Caption
-----------------------                             -------
15.     Cover Page.............................     Cover Page

16.     Table of Contents......................     Glossary

17.     General Information and History........     The Polaris Plus Variable
                                                    Annuity (P); Separate
                                                    Account; General Account;
                                                    Investment Options (P);
                                                    Other Information

18.     Services...............................     Other Information (P)

19.     Purchase of Securities Being Offered...     Purchasing a Polaris Plus
                                                    Variable Annuity (P)

20.     Underwriters...........................     Distribution of Contracts

21.     Calculation of Performance Data........     Performance Data

22.     Annuity Payments.......................     Income Options (P);
                                                    Income Payments;
                                                    Annuity Unit Values

23.     Financial Statements...................     Depositor: Other
                                                    Information - Financial
                                                    Statements; Registrant:
                                                    Financial Statements


                                     PART C


        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            [THE POLARIS PLUS LOGO]
                                VARIABLE ANNUITY

                                   PROSPECTUS

                                AUGUST 30, 2004



Please read this prospectus carefully         FLEXIBLE PAYMENT GROUP AND INDIVIDUAL DEFERRED ANNUITY
before investing and keep it for              CONTRACTS
future reference. It contains                     issued by
important information about the               AIG SUNAMERICA LIFE ASSURANCE COMPANY
Polaris Plus Variable Annuity.                    in connection with
                                              VARIABLE ANNUITY ACCOUNT SEVEN
To learn more about the annuity               The annuity has several investment choices - both fixed
offered by this prospectus, obtain a          account options and variable investment portfolios listed
copy of the Statement of Additional           below. The fixed account options include market value
Information ("SAI") dated August 30,          adjustment fixed accounts for specified periods of 1, 3, and
2004. The SAI is on file with the             5 years. In addition there are 2 Dollar Cost Averaging
Securities and Exchange Commission            Accounts for 6-month and 1-year periods. The variable
("SEC") and is incorporated by                investment portfolios are part of the Anchor Series Trust
reference into this prospectus. The           ("AST") or the SunAmerica Series Trust ("SST").
Table of Contents of the SAI appears
at the end of this prospectus. For a          STOCKS:
free copy of the SAI, call us at                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
(877) 999-9205 or write to us at our                - Aggressive Growth Portfolio                  SST
Annuity Service Center, P.O. Box                    - "Dogs" of Wall Street Portfolio*             SST
54299, Los Angeles, California
90054-0299.                                       MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
                                                    - Alliance Growth Portfolio                    SST
In addition, the SEC maintains a                    - Global Equities Portfolio                    SST
website (http://www.sec.gov) that                   - Growth-Income Portfolio                      SST
contains the SAI, materials
incorporated by reference and other               MANAGED BY DAVIS ADVISORS
information filed electronically with               - Davis Venture Value Portfolio                SST
the SEC by AIG SunAmerica Life                      - Real Estate Portfolio                        SST
Assurance Company.
                                                  MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY
ANNUITIES INVOLVE RISKS, INCLUDING                  - Federated American Leaders Portfolio*        SST
POSSIBLE LOSS OF PRINCIPAL. ANNUITIES               - Telecom Utility Portfolio                    SST
ARE NOT A DEPOSIT OR OBLIGATION OF,
OR GUARANTEED OR ENDORSED BY, ANY                 FRANKLIN ADVISORY SERVICES, LLC
BANK. THEY ARE NOT FEDERALLY INSURED                - Small Company Value Portfolio                SST
BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE                  MANAGED BY U.S. BANCORP ASSET MANAGEMENT, INC.
BOARD OR ANY OTHER AGENCY.                          - Equity Income Portfolio                      SST
                                                    - Equity Index Portfolio                       SST
                                                  MANAGED BY VAN KAMPEN
                                                    - International Diversified Equities Portfolio SST
                                                  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
                                                    - Emerging Markets Portfolio                   SST
                                                    - International Growth & Income Portfolio      SST
                                                    - Putnam Growth: Voyager Portfolio             SST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio               AST
                                                    - Growth Portfolio                             AST
                                              BALANCED:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - SunAmerica Balanced Portfolio                SST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                   AST
                                              BOND:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                    SST
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
                                                    - Corporate Bond Portfolio                     SST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                        SST
                                                  MANAGED BY VAN KAMPEN
                                                    - Worldwide High Income Portfolio              SST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Government and Quality Bond Portfolio        AST
                                              CASH:
                                                  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                    - Cash Management Portfolio                    SST
                                              * "Dogs" of Wall Street Portfolio is an equity fund seeking total return and Federated American Leaders Portfolio is an equity fund seeking growth of capital and income.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 GLOSSARY.............................................     3

 HIGHLIGHTS...........................................     4

 FEE TABLES...........................................     5
 Maximum Owner Transaction Expenses...................     5
 Contract Maintenance Fee.............................     5
 Separate Account Annual Expenses.....................     5
 Additional Optional Feature Fee......................     5
 Portfolio Expenses...................................     5

 MAXIMUM AND MINIMUM EXPENSE EXAMPLES.................     6

 THE POLARIS PLUS VARIABLE ANNUITY....................     7

 PURCHASING A POLARIS PLUS VARIABLE ANNUITY...........     7
 Allocation of Purchase Payments......................     8
 Accumulation Units...................................     8
 Right to Cancel......................................     8
 Exchange Offers......................................     8

 INVESTMENT OPTIONS...................................     9
 Variable Portfolios..................................     9
     Anchor Series Trust..............................     9
     SunAmerica Series Trust..........................     9
 Fixed Account Options................................     9
 Dollar Cost Averaging Fixed Accounts.................    10
 Transfers During the Accumulation Phase..............    10
 Dollar Cost Averaging Program........................    11
 Asset Allocation Rebalancing.........................    12
 Voting Rights........................................    12
 Substitution.........................................    12

 ACCESS TO YOUR MONEY.................................    12
 Withdrawal Restrictions..............................    13
 Texas Optional Retirement Program....................    13
 Systematic Withdrawal Program........................    13
 Loans................................................    13
 Free Withdrawal Amount...............................    13
 Minimum Contract Value...............................    14

 DEATH BENEFIT........................................    14

 EXPENSES.............................................    14
 Separate Account Charges.............................    14
 Withdrawal Charges...................................    15
 Exceptions to Withdrawal Charge......................    15
 Investment Charges...................................    15
 Transfer Fee.........................................    15
 Premium Tax..........................................    15
 Income Taxes.........................................    16
 Reduction or Elimination of Charges and Expenses, and
   Additional Amounts Credited........................    16
 INCOME OPTIONS.......................................    16
 Annuity Date.........................................    16
 Income Options.......................................    16
 Fixed or Variable Income Payments....................    17
 Income Payments......................................    17
 Transfers During the Income Phase....................    17
 Deferment of Payments................................    17
 The Income Protector.................................    17

 TAXES................................................    19
 Annuity Contracts in General.........................    19
 Tax Treatment of Distributions -
   Qualified Contracts................................    20
 Minimum Distributions................................    20
 Tax Treatment of Death Benefits......................    21
 Diversification and Investor Control.................    21

 PERFORMANCE..........................................    22

 OTHER INFORMATION....................................    22
 The Separate Account.................................    22
 The General Account..................................    22
 Payments in Connection with Distribution of the          22
   Contract...........................................
 Administration.......................................    23
 Legal Proceedings....................................    23
 Additional Information...............................    23

 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
 INFORMATION..........................................    23

 APPENDIX A -- MARKET VALUE ADJUSTMENT................   A-1

 APPENDIX B -- CONDENSED FINANCIAL INFORMATION........   B-1

 APPENDIX C -- HYPOTHETICAL EXAMPLE OF THE OPERATION
   OF THE INCOME PROTECTOR............................   C-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.



ACCUMULATION PHASE - The period during which you invest money in your Contract.



ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your Contract during the Accumulation Phase.



ANNUITANT(S) - The person(s) on whose life (lives) we base annuity payments. For a Contract issued pursuant to IRC Section 403(b), the Participant must be the Annuitant. Under an IRA the owner is always the Annuitant.


ANNUITY DATE - The date on which annuity payments are to begin, as selected by you.


ANNUITY UNITS - A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your Contract during the Income Phase.



BENEFICIARY (IES) - The person(s) designated to receive any benefits under the Contract if you or the Annuitant dies.



COMPANY - AIG SunAmerica Life Assurance Company, AIG SunAmerica Life, we, us, or our, the insurer that issues this Contract.



CONTRACT - The variable annuity Contract issued by AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). This includes any applicable group master Contract, certificate and endorsement.


CONTRACTHOLDER - The party named as the Contractholder on the annuity Contract issued by AIG SunAmerica Life. The Contractholder may be an Employer, a retirement plan trust, an association or any other entity allowed under the law.

EMPLOYER - The organization specified in the Contract which offers the Plan to its employees.

ERISA - Employee Retirement Income Security Act of 1974 (as amended).


INCOME PHASE - The period during which we make annuity payments to you.


IRA - An Individual Retirement Annuity qualified under and issued in accordance with the provisions of Section 408(b) of the IRC.

IRC - The Internal Revenue Code of 1986, as amended, and all regulations thereto.

IRS - The Internal Revenue Service.


NONQUALIFIED (CONTRACT) - A Contract purchased with after-tax dollars. In general, these Contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


PARTICIPANT - An employee or other person affiliated with the Contractholder on whose behalf an account is maintained under the terms of the Contract.

PLAN - A retirement program offered by an Employer to its employees for which a Contract is used to accumulate funds which may or may not be regulated by ERISA.


PURCHASE PAYMENTS - The money you give us to buy the Contract, as well as any additional money you give us to invest in the Contract after you own it.



QUALIFIED (CONTRACT) - A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.


TRUSTS - Refers to the Anchor Series Trust and the SunAmerica Series Trust collectively.

TSA - A tax sheltered annuity qualified under and issued in accordance with the provisions of Section 403(b) of the IRC.


VARIABLE PORTFOLIO(S) - The variable investment options available under the Contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the Anchor Series Trust or the SunAmerica Series Trust. The underlying investment portfolios are referred to as "Underlying Funds."

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Polaris Plus Variable Annuity is a Contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed primarily for IRC 403(b) and IRA Contract investments to help you meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your Contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.



FREE LOOK: If you cancel your Contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the Contract without charging a withdrawal charge. You will receive whatever your Contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS PLUS VARIABLE ANNUITY in the prospectus.



EXPENSES: There are fees and charges associated with the Contract. We deduct separate account charges, which equal a maximum of 1.25% annually of the average daily value of your Contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the Contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment, depending on your employment status at the time the Contract is issued. The maximum amount of the withdrawal charge declines over five or six years. After a Purchase Payment has been in the Contract for six complete years, or five complete years if you were separated from service at the time the Contract was issued, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A POLARIS PLUS VARIABLE ANNUITY and EXPENSES in the prospectus.



ACCESS TO YOUR MONEY: You may withdraw money from your Contract during the Accumulation Phase, however, withdrawal restrictions may apply. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase may be considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.



DEATH BENEFIT: A death benefit feature is available under the Contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.


INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.


INQUIRIES: If you have questions about your Contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.



AIG SUNAMERICA LIFE OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS AND IS OFFERED AT DIFFERENT FEES, CHARGES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP MEET YOUR LONG-TERM RETIREMENT SAVING GOALS.



  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.


MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE
PAYMENT)(1).................................................  6%

TRANSFER FEE................................................  None


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING PORTFOLIO FEES AND EXPENSES.


CONTRACT MAINTENANCE FEE
    None

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted daily as a percentage of your average daily net asset value)

    Mortality and Expense Risk Fees.......................  1.10%
    Distribution Expense Fee..............................  0.15%
                                                            -----
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..............  1.25%
                                                            =====


ADDITIONAL OPTIONAL FEATURE FEE

    You may elect either Income Protector feature described below.

  OPTIONAL INCOME PROTECTOR FEE

 (CALCULATED AS A PERCENTAGE OF YOUR CONTRACT VALUE ON THE DATE OF YOUR EFFECTIVE ENROLLMENT IN THE PROGRAM AND THEN EACH SUBSEQUENT CONTRACT ANNIVERSARY, PLUS PURCHASE PAYMENTS MADE SINCE THE PRIOR CONTRACT ANNIVERSARY, LESS PROPORTIONAL WITHDRAWALS, AND FEES AND CHARGES APPLICABLE TO THOSE WITHDRAWALS)


                                                ANNUAL FEE AS A % OF YOUR
   OPTION                         GROWTH RATE    INCOME BENEFIT BASE(2)
   ------                         -----------   -------------------------
   Income Protector Plus........     3.25%                0.15%
   Income Protector Max.........     5.25%                0.30%


FOOTNOTES TO THE FEE TABLE:


  (1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment)



   YEARS:......................................................   1    2    3    4    5    6   7+
   Schedule A*.................................................  6%   6%   5%   5%   4%   0%   0%
   Schedule B**................................................  6%   6%   5%   5%   4%   4%   0%



    * This Withdrawal Charge Schedule applies to participants who are separated from service at the time of Contract issue. See
      EXPENSES below.



   ** This Withdrawal Charge Schedule applies to all other participants.



  (2) The fee is deducted from your Contract value annually.



THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIOS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE TRUSTS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


                               PORTFOLIO EXPENSES


           TOTAL ANNUAL TRUST OPERATING EXPENSES              MINIMUM   MAXIMUM
           -------------------------------------              -------   -------
(expenses that are deducted from underlying portfolios of
the Trusts, including management fees, other expenses and
service (12b-1) fees, if applicable)........................   0.54%     2.27%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include owner transaction expenses, Contract maintenance fees, separate account annual expenses, fees for optional features and expenses of the underlying portfolios of the Trusts.



The Examples assume that you invest $10,000 in the Contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:


MAXIMUM EXPENSE EXAMPLES

(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSE OF 1.55% (INCLUDING THE INCOME PROTECTOR MAX) AND INVESTMENT OF UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 2.27%)



(1) If you surrender your Contract at the end of the applicable time period and you elect the optional Income Protector Max (0.30%) feature:



    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $984    $1,666    $2,367     $4,053
    -------------------------------------
    -------------------------------------



(2) If you annuitize your Contract at the end of the applicable time period:



    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $355    $1,080    $1,826     $3,792
    -------------------------------------
    -------------------------------------



(3) If you do not surrender your Contract and you elect the optional Income Protector Max (0.30%) feature:





    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $384    $1,666    $1,967     $4,053
    -------------------------------------
    -------------------------------------


MINIMUM EXPENSE EXAMPLES

(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSE OF 1.25% AND INVESTMENT OF UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 0.54%)



(1) If you surrender your Contract at the end of the applicable time period and you do not elect any optional features:



    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $782    $1,063    $1,370     $2,105
    -------------------------------------
    -------------------------------------



(2) If you annuitize your Contract at the end of the applicable time period:



    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $182     $563      $970      $2,105
    -------------------------------------
    -------------------------------------



(3) If you do not surrender your Contract and you do not elect any optional features:





    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $182     $563      $970      $2,105
    -------------------------------------
    -------------------------------------


EXPLANATION OF FEE TABLES AND EXAMPLES


1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the Contract. The tables represent both fees at the separate account (Contract) level as well as total annual trust operating expenses. The actual impact of the administration charge may differ from this percentage and may be waived for Contract values over $50,000. Additional information on the portfolio company fees can be found in the Trust prospectuses.


2. In addition to the stated assumptions, the Examples also assume separate account expenses as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.


3. The annual separate account expense on this Contract ranges from 0.85% to 1.25%, annually of the value of your Contract invested in the Variable Portfolios. The separate account expenses applicable to your Contract can be obtained by contacting your plan Sponsor, Employer or financial representative, or by consulting your Contract Data pages.



4. The examples use the longest Withdrawal Charge Schedule. Examples reflecting application of optional features and benefits use the highest fees and charges being offered for those feature. The fee for the Income Protector feature is not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.



5. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


   CONDENSED FINANCIAL INFORMATION APPEARS IN APPENDIX B OF THIS PROSPECTUS.

----------------------------------------------------------------
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                       THE POLARIS PLUS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------


We issue the Polaris Plus variable annuity to certain groups and/or individuals which qualify to purchase Contracts to fund their Tax Sheltered Annuity ("TSA") pursuant to Section 403(b) of the Internal Revenue Code ("IRC") or IRA retirement savings investments pursuant to Section 408(b) of the IRC. For TSA Contracts, the Contract may be issued to a group Contract holder (usually your employer or plan trustee) for the benefit of the Participants in the group (you and other employees in the group).



As a Participant under a group Contract you will receive a certificate which explains your rights under the Contract. In certain situations an individual Contract will be issued directly to you.



A TSA Polaris Plus participant may choose to convert their 403(b) to an IRA if they separate from service. Generally, all of the same features, charges and benefits will apply to a Contract converted to an IRA, as was applicable to a participant's TSA, so long as no conflict arises with the appropriate provisions of the IRC. We will only specifically address IRAs in this Prospectus to the extent that applicable IRC provisions and/or any other state or federal laws, require different treatment.



Generally, an annuity is a Contract between you and an insurance company. For Plans governed by Employee Retirement Income Security Act of 1974 ("ERISA"), the Contract may be owned by Plan Sponsor, Trustee or some other employee association. Your retirement plan allows you to invest money on which you have not already paid taxes and your earnings grow tax deferred. In addition, funding that Plan with a variable annuity provides certain benefits. You should decide whether the benefits are right for you. Among other features the Contract offers:



     - Investment Options: Various investment options available in one Contract, including both variable and fixed-rate investing.


     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: You receive a stream of income for your lifetime if elected, or another available period you select.


We developed this variable annuity to help you contribute to your retirement savings. Your contributions may come from payroll deductions arranged through your employer for TSAs. Contracts may also be funded by direct transfers or direct rollovers from other retirement savings plans. Existing Polaris Plus 403(b) Contracts may be converted to an IRA upon a separation from service. Additionally, those IRA Contract holders may make on-going contributions subject to restrictions set forth in the IRC.




This Contract has two stages, the Accumulation Phase and the Income Phase. Your Contract is in the Accumulation Phase when you make payments into the Contract. During the Accumulation Phase, generally you have the advantage of making Purchase Payments before paying taxes on the contributions. In addition, as a function of IRC provisions, taxes on your earnings are deferred until withdrawal. The Income Phase begins when you request that we start making income payments to you out of the money accumulated in your Contract.


The Contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance which vary with market conditions. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your Contract depends on the performance of the Variable Portfolios in which you invest.


The Contract may offer fixed account options for varying time periods (which also may be limited by any applicable Plan). Fixed account options earn interest at a rate set and guaranteed by AIG SunAmerica Life. If you allocate money to the fixed account options, the amount of money that accumulates in the Contract depends on the total interest credited to the particular fixed account option(s) in which you are invested.



For more information on investment options available under this Contract SEE INVESTMENT OPTIONS BELOW.


AIG SunAmerica Life is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware Corporation.
----------------------------------------------------------------
----------------------------------------------------------------
                   PURCHASING A POLARIS PLUS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------


A Purchase Payment is the money you give us to buy a Contract. Any additional money you give us to invest in your Contract after purchase is a subsequent Purchase Payment. You make payments into your Contract in two ways:


- salary reduction contributions, arranged through your employer; and/or

- direct transfer or direct rollover from an existing retirement plan.

If you enter into a salary reduction agreement with your employer to make Purchase Payments, there is no minimum initial payment. If you do not establish such a salary reduction agreement, and only contribute through direct transfer or direct rollover, the minimum initial Purchase Payment is $2,000.


We reserve the right to require company approval prior to accepting Purchase Payments greater than $1,000,000. For Contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Subsequent Purchase Payments that would cause total Purchase Payments in all Contracts issued by the Company and First SunAmerica Life

Insurance Company, an affiliate of the Company, to the same owner to exceed these limits may also be subject to company pre-approval. We reserve the right to change the amount at which pre-approval is required, at any time.



In general, we will not issue you a TSA or IRA Contract if you are age 70 1/2 or older, unless you certify that the minimum distributions required by the IRC are being made. Upon proof satisfactory to us that minimum distribution requirements are being satisfied or are not yet required, we may issue you a Contract prior to your reaching age 80. If we discover a misstatement of age, we reserve the right to fully pursue our remedies including termination of the Contract and/or revocation of any age-driven benefits.



You may assign this Contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this Contract will be subject to the assignment. WE RESERVE THE RIGHT TO NOT RECOGNIZE ASSIGNMENTS IF IT CHANGES THE RISK PROFILE OF THE OWNER OF THE CONTRACT, AS DETERMINED IN OUR SOLE DISCRETION. Please see the Statement of Additional Information for details on the tax consequences of an assignment.


ALLOCATION OF PURCHASE PAYMENTS


We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENTS OPTIONS BELOW.



In order to issue your Contract, we must receive your completed enrollment form, and/or Purchase Payment allocation instructions and any other required paper work at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have the complete information necessary to issue your Contract, we will contact you. If we do not have the information necessary to issue your Contract within 5 business days we will:


     - Send your money back to you, or;


     - Ask your permission to keep your money until we get the information necessary to issue the Contract.


ACCUMULATION UNITS


The value of the variable portion of your Contract will go up and down dependent on the investment performance of the Variable Portfolios you choose. When you allocate a Purchase Payment to the Variable Portfolios, we credit your Contract with Accumulation Units. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1:00 p.m. Pacific Time, or on the next business day's unit value if we receive it after 1:00 p.m. Pacific Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open, as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;


     2. We subtract from that amount all applicable Contract charges; and


     3. We divide this amount by the number of outstanding Accumulation Units.


When you make a Purchase Payment, we credit your Contract with Accumulation Units. We determine the number of Accumulation Units credited by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your Contract on Wednesday night with 2252.25 Accumulation Units for the Global Bond Portfolio.


Performance of the Variable Portfolios in which you are invested and the insurance charges and expenses under your Contract affect your Accumulation Unit values. These factors may cause the value of your Contract to go up or down.


RIGHT TO CANCEL


You may cancel your Contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the Contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund to you the value of your Contract on the day we receive your request. The amount refunded to you may be more or less than the amount you originally invested.



Certain states (and all Contracts issued as IRAs) require us to return your Purchase Payments upon a free look request. With respect to those Contracts, we reserve the right to put your money in the Cash Management Portfolio option during the free look period. If you cancel your Contract during the free look period, generally, we return your Purchase Payments or the value of your Contract, whichever is larger. At the end of the free look period, we reallocate your money according to your instructions.


EXCHANGE OFFERS


From time to time, we may offer to allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more current features and benefits, also issued by the Company or one of its affiliates. Such an Exchange Offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such Exchange Offer at the time the offer is made.
----------------------------------------------------------------
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                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS


The Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. These Portfolios are only available through the purchase of certain insurance Contracts. The Trusts serve as the underlying investment vehicles for other variable annuity Contracts issued by AIG SunAmerica Life, and other affiliated and unaffiliated insurance companies. Neither AIG SunAmerica Life nor the Trusts believe that offering shares of the Trusts in this manner is disadvantageous to you. The fund's management monitors the Trusts for any conflicts between Contract owners. Other funds may be available through the Trusts which are not available for investment under your Contract.


The Variable Portfolios along with their respective subadvisers are listed below:


     ANCHOR SERIES TRUST - CLASS 1



Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust ("AST") has investment portfolios in addition to those listed below which are not available for investment under the Contract.



     SUNAMERICA SERIES TRUST - CLASS 1



Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust ("SST") has investment portfolios in addition to those listed below which are not available for investment under the Contract.


STOCKS:

  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
       - Aggressive Growth Portfolio                                         SST

       - "Dogs" of Wall Street Portfolio*                                    SST


  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.

       - Alliance Growth Portfolio                                           SST
       - Global Equities Portfolio                                           SST
       - Growth-Income Portfolio                                             SST

  MANAGED BY DAVIS ADVISORS
       - Davis Venture Value Portfolio                                       SST
       - Real Estate Portfolio                                               SST


  MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY


       - Federated American Leaders Portfolio*                               SST

       - Telecom Utility Portfolio                                           SST

  MANAGED BY FRANKLIN ADVISORY SERVICES, LLC
       - Small Company Value Portfolio                                       SST

  MANAGED BY U.S. BANCORP ASSET MANAGEMENT, INC.
       - Equity Income Portfolio                                             SST
       - Equity Index Portfolio                                              SST

  MANAGED BY VAN KAMPEN
       - International Diversified Equities Portfolio                        SST

  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
       - Emerging Markets Portfolio                                          SST
       - International Growth & Income Portfolio                             SST
       - Putnam Growth: Voyager Portfolio                                    SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
       - Capital Appreciation Portfolio                                      AST
       - Growth Portfolio                                                    AST
BALANCED:

  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
       - SunAmerica Balanced Portfolio                                       SST

  MANAGED BY WM ADVISORS, INC.

       - Asset Allocation Portfolio                                          AST

BOND:

  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
       - High-Yield Bond Portfolio                                           SST


  MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

       - Corporate Bond Portfolio                                            SST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
       - Global Bond Portfolio                                               SST

  MANAGED BY VAN KAMPEN
       - Worldwide High Income Portfolio                                     SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
       - Government and Quality Bond Portfolio                               AST
CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
       - Cash Management Portfolio                                           SST


* "Dogs" of Wall Street Portfolio is an equity fund seeking total return and Federated American Leaders Portfolio is an equity fund seeking growth of capital and income.


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

If applicable, your Plan may limit the Variable Portfolios available under your Contract.

FIXED ACCOUNT OPTIONS


Your Contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or Contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your Contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in our sole discretion and we reserve the right to change the FAGPs that we make available at any time, unless state law requires us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.


There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

     - Current Rate: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

     - Renewal Rate: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.


When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact us within 30 days after the end of the current interest guarantee period and instruct us as to where you would like the money invested. We do not contact you. If we do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.



If you take money out of an available multi-year FAGP, before the end of the guarantee period, we make an adjustment to your Contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your Contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, we credit a positive adjustment to your Contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your Contract. However, the market value adjustment will never result in your earning less than 3% annually in any particular FAGP. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA. APPENDIX A SHOWS HOW WE CALCULATE AND APPLY THE MVA.



If available, you may systematically transfer interest in available FAGPs into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.



All FAGPs may not be available in all states. We reserve the right to refuse any Purchase Payment to available FAGPs if we are crediting a rate equal to the minimum guaranteed interest rate specified in your Contract. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of the DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING PROGRAM BELOW for more details.


DOLLAR COST AVERAGING FIXED ACCOUNTS


You may invest initial rollover Purchase Payments in the DCAFAs, if available. The minimum Purchase Payment that you must invest for the 6-month DCAFA is $600 and $1,200 for the 12-month DCAFA, if such accounts are available. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios ("target account(s)") according to your instructions to us or your current allocation instruction on file. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your Contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in our sole discretion and we reserve the right to change to DCAFAs that we make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING PROGRAM BELOW for more information.


TRANSFERS DURING THE ACCUMULATION PHASE


During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available fixed account options. Funds already in your Contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well. We will process any transfer request as of the day we receive it in good order if the request is received before the New York Stock Exchange ("NYSE") closes, generally at 1:00 p.m. Pacific Time. If the transfer request is received after the NYSE closes, the request will be processed on the next business day.



This product is not designed for professional organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolios in which the Variable Portfolios invest. These types of trading strategies can be disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors.



In connection with our efforts to control harmful trading, we may monitor your trading activity. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios and/or available fixed accounts reflect a potentially harmful trading strategy, we reserve the right to take action to protect other investors. Such action may include, but may not be limited to, restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer capability in accordance with state and federal rules and regulations. We will notify you, in writing, if we determine in our sole discretion that we must terminate your transfer privileges. Some of the factors we may consider when determining our transfer policies and/or other transfer restrictions may include, but are not limited to:



     - the number of transfers made in a defined period;



     - the dollar amount of the transfer;



     - the total assets of the Variable Portfolio involved in the transfer;



     - the investment objectives of the particular Variable Portfolios involved in your transfers; and/or



     - whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.



Subject to our rules, restrictions and policies, you may request transfers of your account value between the Variable Portfolios and/or the available fixed account options by telephone or through AIG SunAmerica's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. We do not limit the number of transfers you can make without incurring a fee. We reserve the right to impose a fee after a specified number of transfers in the future. If we do impose such a limit you may be charged $25 for each transfer in excess of that limit. We will provide notice of any limitation.



All transfer request in excess of 15 transfers per Contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next Contract anniversary. Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers for the U.S. Mail requirement.



We may accept transfers by telephone or the Internet unless you tell us not to on your Contract application. When receiving instructions over the telephone or the Internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.



For information regarding transfers during the Income Phase, see INCOME OPTIONS BELOW.



We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.



DOLLAR COST AVERAGING PROGRAM



The DCA program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from any Variable Portfolio or available fixed account ("source account") to any other Variable Portfolio ("target account"). Transfers may occur on certain periodic schedules, such as weekly or monthly. You may change the frequency to other available options at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed accounts are not available as target accounts for the DCA program. There is not charge for participating in the program.



In addition to using the Variable Portfolios or the available fixed accounts as the source account for the DCA program, you may also use the DCAFAs, which are exclusively offered to facilitate this program. The DCAFAs only accept new Purchase Payments. You cannot transfer money already in your Contract into a DCAFA. If you allocate new Purchase Payments into a DCAFA, we transfer all the money you allocated to the DCAFA into the selected Variable Portfolios over the selected time period at an offered frequency of your choosing. You cannot change the particular DCAFA or the frequency of the transfers once selected. The minimum Purchase Payment that you must invest for the 6-month DCAFA is $600 and $1,200 for the 12-month DCAFA, if such accounts are available. Purchase Payments less than these minimum amounts will automatically be allocated to the target account(s) according to your instructions to us or your current allocation instruction on file.



You may terminate your DCA program at any time. If money remains in a DCAFA, we transfer the remaining money into the 1-year MVA fixed account.



The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you participate in the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING


Earnings in your Contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. You request quarterly, semi-annual or annual rebalancing. There is no charge for participating in the Asset Allocation Rebalancing Program.


We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:


     Assume that you want your initial Purchase Payment split between two Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

VOTING RIGHTS


AIG SunAmerica Life is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.


SUBSTITUTION


We may amend your Contract due to changes to the Variable Portfolios offered under your Contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the Contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.


----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your Contract in three ways:

     - by receiving income payments during the Income Phase, SEE INCOME OPTIONS BELOW;

     - by taking a loan in accordance with the provisions of your Plan and/or this Contract (TSA only); or

     - subject to the restrictions described below, by making a partial or total withdrawal.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of Contract owners.



Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.


We may deduct a withdrawal charge applicable to any total or partial withdrawal, and a market value adjustment if a total or partial withdrawal comes from the 1, 3 or 5 year MVA fixed accounts unless the withdrawal qualifies for withdrawal charge exception. SEE INVESTMENT OPTIONS AND EXPENSES BELOW.


We may establish certain minimum withdrawal amounts or require that a minimum amount remain in a Variable Portfolio upon withdrawal. Please consult the Annuity Service Center for additional information. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and each fixed account option in which you are invested.


WITHDRAWAL RESTRICTIONS


Withdrawals under Section 403(b) Contracts are subject to the limitations under
Section 403(b)(11) of the IRC and any applicable Plan document. Section 403(b) provides that salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 may only be withdrawn upon (1) death; (2) disability; (3) reaching age 59 1/2; (4) separation from service; or (5) occurrence of a hardship. Amounts accumulated in one Section 403(b)(1) Contract may be transferred to another Section 403(b)(1) Contract or
Section 403(b)(7) custodial account without a penalty under the IRC. Amounts accumulated in a Section 403(b)(7) custodial account and deposited in a Contract will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions. For more information on these provisions. SEE TAXES BELOW.


If your Plan is subject to Title I of ERISA, your withdrawal request must be authorized by the Contractholder on your behalf. All withdrawal requests will require the Contractholder's written authorization and written documentation specifying the portion of your Contract value which is available for distribution to you.

If your Plan is not subject to Title I of ERISA and you own a TSA, you must certify to AIG SunAmerica Life that, one of the events listed in the IRC has occurred (and provide supporting information, if requested) and that AIG SunAmerica Life may rely on such representation in granting such a withdrawal request. The above does not apply to transfers to other Qualified investment alternatives. SEE TAXES BELOW. You should consult your tax adviser as well as review the provisions of any applicable Plan before requesting a withdrawal.

In addition to the restrictions noted above, a Plan may contain additional withdrawal or transfer restrictions.

Early withdrawals from a TSA or IRA, as defined under Section 72(q) and 72(t) of the IRC, may be subject to 10% penalty tax.

TEXAS OPTIONAL RETIREMENT PROGRAM


If you participate in the Texas Optional Retirement Program ("ORP") you must obtain a certificate of termination from your employer before you can redeem your Contract. We impose this requirement on you because the Texas Attorney General ruled that participants in ORP may redeem their Contract only upon termination of their employment by Texas public institutions of higher education, or upon retirement death or total disability.


SYSTEMATIC WITHDRAWAL PROGRAM


If you elect and the terms of any applicable Plan and/or the IRC allow, then we use money in your Contract to pay your monthly, quarterly, semiannual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. However, any such payments you elect to receive are subject to all applicable withdrawal charges, market value adjustments, income taxes, tax penalties and other withdrawal restrictions affecting your Contract. The minimum amount of each withdrawal is $50. There must be a least $500 remaining in your Contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2 at the time of withdrawal. There is no additional charge for participating in this program.



The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.


WITHDRAWAL CHARGES, MARKET VALUE ADJUSTMENTS, INCOME TAXES, TAX PENALTIES AND CERTAIN WITHDRAWAL RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE, INCLUDING SYSTEMATIC WITHDRAWALS.

LOANS


If you own a TSA and, if applicable, your Plan permits, you may take a loan from your Contract during the Accumulation Period. You may apply for a loan under the Contract by completing a loan application available from AIG SunAmerica Life. Loans are secured by a portion of your Contract Value. More information about loans, including interest rates, restrictions, terms of repayment and applicable fees and charges is available in the Certificate, the Endorsement and the Loan Agreement as well as from AIG SunAmerica Life's Annuity Service Center.


FREE WITHDRAWAL AMOUNT


If your Contract is subject to withdrawal charge schedule A, you may be able to withdraw 15% of your Purchase Payments each Contract year, free of a Contractual withdrawal charge. The amount available for free withdrawal each year is reduced by the amount of any Purchase Payment previously withdrawn in that Contract year. However, upon a full surrender of your Contract, any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of surrender (except in the State of Washington).


MINIMUM CONTRACT VALUE


Where permitted by state law, we may terminate your Contract if both of the following occur: (1) your Contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the Contract's remaining value to you.


----------------------------------------------------------------
----------------------------------------------------------------
                                 DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------


If you should die during the Accumulation Phase of your Contract, we pay a death benefit to your Beneficiary. For Contracts issued on or after November 24, 2003, the death benefit (unless limited by your Plan) equals the greater of:



     1. Total Purchase Payments reduced by the amount of any loan(s) outstanding plus accrued interest and reduced for withdrawals (and any fees and charges applicable to those withdrawals) in the same proportion that each withdrawal reduced Contract Value on the date of the withdrawal as calculated at the time we receive satisfactory proof of death, or;



     2. Contract Value at the time we receive satisfactory proof of death and all required paperwork.



For information on death benefits included in Contracts issued before November 24, 2003 please see the Statement of Additional Information.



We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase your Beneficiary receives any remaining guaranteed income payments (or a portion thereof) in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.


You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. Plans subject to Title 1 of ERISA may impose additional restrictions on beneficiary designation which are discussed in the Beneficiary Designation Form.


We calculate and pay the death benefit when we receive satisfactory proof of death and all required paperwork. We consider the following satisfactory proof of death:


     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or


     4. any other proof satisfactory to us.


The death benefit must be paid by December 31 of the calendar year containing the fifth anniversary of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin on or before December 31 of the calendar year immediately following the year of your death.

If the Beneficiary is the Participant's surviving spouse, the surviving spouse may elect to receive the entire death benefit in equal or substantially equal payments over their life or over a period not longer than their life expectancy, commencing at any date prior to the later of:

      (i) December 31 of the calendar year immediately following the calendar year in which the Participant died, and

     (ii) December 31 of the calendar year in which the Participant would have attained age 70 1/2.

----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------


There are charges and expenses associated with your Contract. These charges and expenses reduce your investment return. We will not increase the separate account and withdrawal fees and charges under your Contract. However, investment charges may increase or decrease. Some states may require that we charge less than the amounts described below.



SEPARATE ACCOUNT CHARGES



Separate account charges may vary by Plan or group Contract. The annual separate account expenses on this Contract ranges from 0.85% to a maximum of 1.25%, annually of the value of your Contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of Contract distribution assumed by the Company. The separate account charges applicable to your Contract can be obtained by contacting your Plan Sponsor, Employer or financial representative or consulting your Contract Data page. There is no separate account charge deducted against amounts allocated to the fixed account options.



Generally, the mortality risks assumed by the Company arise from its Contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the Contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the Contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.



The separate account charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.


WITHDRAWAL CHARGES


A withdrawal charge may apply against each Purchase Payment you put into the Contract if you seek withdrawal of that payment prior to the end of a specified period.



The withdrawal charge amount may vary by Plan. If applicable, the withdrawal charge equals a percentage of the Purchase Payment you take out of the Contract. The withdrawal charge percentage may decline over time for each Purchase Payment in the Contract. The applicable withdrawal charge schedule will appear on your Contract Data Page.


Currently, the withdrawal charges range from 0% to the maximum withdrawal charge, as noted:

SEPARATED FROM SERVICE AT CONTRACT ISSUE
(SCHEDULE A)

----------------------------------------------------------------
               YEAR                  1    2    3    4    5    6
----------------------------------------------------------------
        WITHDRAWAL CHARGE           6%   6%   5%   5%   4%   0%
----------------------------------------------------------------

EMPLOYED AT CONTRACT ISSUE
(SCHEDULE B)

----------------------------------------------------------------
            YEAR                1    2    3    4    5    6    7
----------------------------------------------------------------
      WITHDRAWAL CHARGE        6%   6%   5%   5%   4%   4%   0%
----------------------------------------------------------------


You may obtain information as to the withdrawal charge applicable to your Contract by contacting your Plan Sponsor, Employer, financial representative or by consulting your Contract Data page.



When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your Contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.



Whenever possible, we deduct the withdrawal charge from the money remaining in your Contract. If you withdraw all of your Contract value, we deduct any applicable withdrawal charge from the amount withdrawn.



We calculate charges due on a total withdrawal as of the day after we receive your request and your Contract. We return your Contract value less any applicable fees and charges. You will not receive the benefit of any available and prior free withdrawal amounts (applicable only to those subject to withdrawal charge Schedule A) if you make a complete withdrawal of your Contract.



Both the insurance charges and the withdrawal charges may vary by Plan and/or group Contract based on certain objective factors. SEE REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS CREDITED BELOW.


EXCEPTIONS TO WITHDRAWAL CHARGE


If a withdrawal charge applies to your Contract a withdrawal charge is not applicable to withdrawals requested in the following situations:


     - Annuitization (except if under the Income Protector Program) SEE INCOME OPTIONS ABOVE;
     - Death Benefits, SEE DEATH BENEFIT BELOW;

     - After your 10th Contract anniversary;


     - If you are subject to withdrawal charge Schedule A, 15% of your Purchase Payments each Contract year;


     - Disability occurring after Contract issue;


     - Hardship occurring after Contract issue;


     - After separation from service occurring after Contract issue.

     - loans in accordance with the requirements of ERISA and/or the IRC, the Plan and the Contract; and
     - to avoid Federal Income Tax penalties or satisfy income tax rules applicable to the Contract from which the withdrawal is made.


Additionally, upon conversion to an IRA from an existing Polaris Plus 403(b) Contract, IRA Contract holders will receive credit for time served in their prior Polaris Plus TSA variable annuity investment. This means we will carry over the 403(b) Purchase Payment history with respect to any potential withdrawal charges under the IRA.


Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

INVESTMENT CHARGES


Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Portfolios. THE FEE TABLES, ABOVE, illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts.



TRANSFER FEE



We currently permit an unlimited number of transfers between investment options, every year. We reserve the right to limit the number of transfers to 15 per year, in the future, for both new and existing Contract holders. If we do impose such a limit you will be charged $25 for each transfer over that limit. SEE INVESTMENT OPTIONS ABOVE.


PREMIUM TAX


Certain states charge the Company a tax on the premiums you pay into the Contract ranging from zero to 3.5%. Currently we deduct the charge for premium taxes when you make a full withdrawal or annuitize the Contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the Contract or upon payment of a death benefit.

INCOME TAXES


We do not currently deduct income taxes from your Contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED


Sometimes sales of the Contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of Contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.



AIG SunAmerica Life may make a similar determination regarding sales to its employees, its affiliates' employees and employees of currently Contracted broker-dealers; its financial representatives and immediate family members of all of those described.


We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

----------------------------------------------------------------
----------------------------------------------------------------
                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE


During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5, once you begin receiving income payments, you cannot otherwise access your money through withdrawal or surrender.



Generally, for Qualified Contracts, the Annuity Date may be any day after you reach age 59 1/2 but not later than your 75th birthday. However, you may be required to begin taking minimum distributions by April 1 following the later of, the year in which you turn age 70 1/2 or the calendar year in which you retire. SEE TAXES BELOW.


As to TSAs and IRAs, an income payment is generally considered a withdrawal. Therefore, IRC withdrawal restrictions may limit the time at which income payments may begin. SEE ACCESS TO YOUR MONEY ABOVE.


If the Annuity Date is past your 85th birthday, your Contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.


INCOME OPTIONS


Currently, this Contract offers 5 standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, We pay according to Option 3.



We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your Contract. Under a TSA you, as the Participant, are always the Annuitant. Under an IRA you as the Owner must always be the Annuitant. UNDER CERTAIN QUALIFIED CONTRACTS THE INCOME OPTION YOU SELECT MAY NOT EXCEED YOUR LIFE EXPECTANCY.


     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY


This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.


     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH
     10 OR 20 YEARS GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of income payments for at least 10 or 20 years. If the Annuitant and the Survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your Contract.


     OPTION 4 - LIFE ANNUITY WITH 10, 15 OR 20 YEARS GUARANTEED


This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10, 15 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your Contract.


     OPTION 5 - INCOME FOR A SPECIFIED PERIOD


This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your Contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the Contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the Contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since annuity Option 5, Income for a Specified Period, does not contain an element of mortality risk, the payee is not getting the benefit of this Charge. There shall be no right to terminate the Contract during the Income Phase if the option elected contains an element of mortality risk. For more information regarding Income Options using the Income Protector feature, please see below.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, a portion of your payments will be fixed and a portion will be variable unless otherwise elected. AIG SunAmerica Life guarantees any amount of each payment which is invested in a fixed account during the income phase. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

Your income payments will vary if you are invested in the Variable Portfolios after the Annuity Date depending on four things:

     - for life options, your age when payments begin, and;


     - the value of your Contract in the Variable Portfolios on the Annuity Date, and;



     - the 3.5% assumed investment rate used in the annuity table for the Contract, and;


     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.


We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a Contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.


The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

If you are invested in the Variable Portfolios during the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options. See also "Access to Your Money" for a discussion of when payments from a Variable Portfolio may be suspended or postponed.

THE INCOME PROTECTOR


If elected, this feature provides a future "safety net" in the event that, when you choose to begin receiving income payments, your Contract has not performed within a historically anticipated range. The Income Protector program offers you the ability to receive a guaranteed fixed minimum retirement income upon annuitization. With the Income Protector you can know the level of minimum income that will be available to you if, when you chose to begin the income phase of your Contract, down markets have negatively impacted your Contract value. We reserve the right to modify, suspend or terminate the Income Protector program at any time.


The Income Protector provides two levels of minimum retirement income. The two available options are the Income Protector Plus and Max. If you enroll in the Income Protector program, We charge a fee based on the level of protection you select. The amount of the fee and how to enroll are described below. In order to utilize the benefit of the program you must follow the provisions discussed below.

Certain IRC restrictions on income options available to Qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACT HOLDERS, below.

     HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM
     GUARANTEED INCOME


We base the amount of minimum income available to you if you take income payments using the Income Protector upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Income Benefit Base is equal to your Contract value. Your participation becomes effective on either the date of issue of the Contract (if elected at the time of application) or on the Contract anniversary following your enrollment in the program.



The Income Benefit Base is only a calculation. It does not represent a Contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.



Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your Contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:


     (a) is,


          - for the first year of calculation, your Contract value on the date your participation in the program became effective, or;



          - for each subsequent year of calculation, the Income Benefit Base on the prior Contract anniversary, and;



     (b) is the sum of all Purchase Payments made into the Contract since the last Contract anniversary, and;



     (c) is all withdrawals and applicable fees and charges since the last Contract anniversary (excluding any positive MVA), in an amount proportionate to the amount by which such withdrawals decreased your Contract value.


The Income Benefit Base accumulates at one of the following annual growth rates from the date your enrollment becomes effective through your election to begin receiving income under the program:

----------------------------------------------------
               Options                 Growth Rate*
----------------------------------------------------
      The Income Protector Plus         3.25%
----------------------------------------------------
      The Income Protector Max          5.25%
----------------------------------------------------

* If you elect the Plus or Max feature on a subsequent anniversary, the Growth Rates may be different.


The growth rates for the Plus or Max features cease on the Contract anniversary following the Annuitant's 90th birthday.


     ENROLLING IN THE PROGRAM


If you decide that you want the protection offered by the Income Protector program, you must elect the option of your choice by completing the Income Protector Election Form available through our Annuity Service Center. You may only elect one of the options, you can not change your election once made, and you can not terminate your enrollment. In order to obtain the benefit of the Income Protector program you may not begin the income phase for at least seven years following your enrollment.


     STEP-UP OF YOUR INCOME BENEFIT BASE


You may also have the opportunity to "Step-Up" your Income Benefit Base. The Step-Up feature allows you to increase your Income Benefit Base to the amount of your Contract value on your Contract anniversary. You can only elect to Step-Up within the 30 days before the next Contract anniversary. The seven year waiting period required prior to electing income payments through the Income Protector is restarted if you step-up your Income Benefit Base.


You must complete the appropriate portion of the Income Protector Election Form to effect a Step-Up.

     ELECTING TO RECEIVE INCOME PAYMENTS


You may elect to begin the Income Phase of your Contract using the Income Protector Program ONLY within the 30 days after the seventh or later Contract anniversary following the later of,


     - the effective date of your enrollment in the Income Protector program, or


     - the Contract anniversary of your most recent Step-Up.



The Contract anniversary prior to your election to begin receiving income payments is your Income Benefit Date. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement income. To arrive at the minimum guaranteed fixed retirement income available to you, we apply the annuity rates stated in your Income Protector Endorsement for the income option you select to your final Income Benefit Base.


You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as your Income Benefit Date, and;


     (b) is any partial withdrawals of Contract value and any charges applicable to those withdrawals (excluding any positive MVA) and any withdrawal charges otherwise applicable, calculated as if you fully surrender your Contract at the Income Benefit Date, and any applicable premium taxes.


The income options available when using the Income Protector program to receive your retirement income are:

     - Life Annuity with 10 Year Period Certain, or

     - Joint and 100% Survivor Annuity with 20 Year Period Certain


At the time you elect to begin the income phase, we will calculate your annual income using both your final Income Benefit Base and your Contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector will be different. You will receive whichever provides a greater stream of income. If you take Income Payments using the Income Protector your payments will be fixed in amount. You are not required to use the Income Protector to receive your Income Payments. The general provisions of your Contract provide other income options. However, we will not refund fees paid for the Income

Protector if you begin taking Income Payments under the general provisions of your Contract. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


     NOTE TO QUALIFIED CONTRACT HOLDERS


Qualified Contracts generally require that you select an income option which does not exceed your life expectancy. That restriction may limit the benefit of the Income Protector program. To utilize the Income Protector you must take income payments under one of two income options. If those income options exceed your life expectancy you may be prohibited from receiving your guaranteed fixed income under the program. If you own a Qualified Contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.


You should consult your tax advisor for information concerning your particular circumstances.

     FEES ASSOCIATED WITH THE INCOME PROTECTOR

We charge a fee for the Income Protector program, as follows:


-------------------------------------------------------
                                        Fee As a % of
                                        Your Income
                Options                 Benefit Base
-------------------------------------------------------
         Income Protector Plus            0.15%
-------------------------------------------------------
         Income Protector Max             0.30%
-------------------------------------------------------


Since the Income Benefit Base is only a calculation and does not provide a Contract value, we deduct the fee from your actual Contract value beginning on the Contract anniversary on which your enrollment in the program becomes effective.



If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after Contract issue, we begin deducting the annual fee on the Contract anniversary of or following election. We will deduct this charge from your Contract value on every Contract anniversary up to and including your Income Benefit Date.



After a Step-Up, the fee for the Income Protector Max or Plus will be based on your Stepped-Up Income Benefit Base, and will be deducted from your Contract value beginning on the effective date of the step-up.



The Income Protector may not be available in your state. Please consult your financial representative for information regarding availability of this program in your state. SEE APPENDIX C FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.

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                                     TAXES

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NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND
GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.



ANNUITY CONTRACTS IN GENERAL



The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity Contracts. Generally, taxes on the earnings in your annuity Contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying Contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your Contract is Qualified or Non-Qualified.



If you do not purchase your Contract under a pension plan, a specially sponsored employer program or an individual retirement account, your Contract is referred to as a Non-Qualified Contract. A Non-Qualified Contract receives different tax treatment than a Qualified Contract. In general, your cost in a Non-Qualified Contract is equal to the Purchase Payments you put into the Contract. You have already been taxed on the cost basis in your Contract.



If you purchase your Contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your Contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) Contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your Contract and therefore, you have no cost basis in your Contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.



TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS



If you make a partial or total withdrawal from a Non-Qualified Contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your Contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.



TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(B) ELIGIBLE DEFERRED COMPENSATION PLANS)



Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified Contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified Contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order. This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity Contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA Contract to another TSA Contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this Contract the transferred amount will retain the custodial account withdrawal restrictions.



Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.



MINIMUM DISTRIBUTIONS



Generally, the IRC requires that you begin taking annual distributions from qualified annuity Contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you separate from service from the employer sponsoring the plan. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA Contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the Contract's maximum penalty free amount.



Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.



You may elect to have the required minimum distribution amount on your Contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



The IRS issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity Contracts. One of the regulations requires that the annuity Contract value used to determine required minimum distributions include the actuarial value of other benefits under the Contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.



TAX TREATMENT OF DEATH BENEFITS



Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.



Certain enhanced death benefits may be purchased under your Contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the Contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.



If you own a Qualified Contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified Contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified Contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the Contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a Contract.



CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this Contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified Contract owned by a non-natural owner as an annuity Contract for Federal income tax purposes. The non-natural owner pays tax currently on the Contract's value in excess of the owner's cost basis. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity Contract.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT



If you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the Contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified Contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified Contract.



The IRC prohibits Qualified annuity Contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity Contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.



DIVERSIFICATION AND INVESTOR CONTROL



The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

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                                  PERFORMANCE
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We may advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios may advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Portfolios. These performance numbers do not indicate future results.


From time to time, we may advertise performance for periods prior to the date the subaccounts were first issued, we derive the figures from the performance of the corresponding Portfolios for the Trusts, if available. These Trusts have been in existence for some time. We do this to demonstrate how the historical investment experience of the funds affects accumulation unit values. We modify these numbers to reflect charges and expenses as if the Contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio. Consult the SAI for more detailed information regarding the calculation of performance data.


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                               OTHER INFORMATION
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AIG SunAmerica Life is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, AIG SunAmerica Life redomesticated under the laws of the state of Arizona.

AIG SunAmerica Life and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, AIG SunAmerica Asset Management Company, and AIG Advisors Group which consists of six broker-dealers and two investment advisers, specialize in retirement savings and investment products and services. Business focuses include; fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.

THE SEPARATE ACCOUNT

AIG SunAmerica Life established a separate account, Variable Annuity Account Seven ("Separate Account"), under Arizona law on August 28, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

AIG SunAmerica Life owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of AIG SunAmerica Life. Assets in the Separate Account are not guaranteed by AIG SunAmerica Life.

THE GENERAL ACCOUNT


Money allocated to the fixed account options goes into AIG SunAmerica Life's general account. The general account consists of all of AIG SunAmerica Life's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica Life Contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.



PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT



PAYMENTS TO BROKER-DEALERS



Registered representatives of broker-dealers sell the Contract. We pay commissions to the broker-dealers for the sale of your Contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission, only, that may be up to a maximum 5.25% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 0.65% of Contract value, annually. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.



We (or our affiliates) may pay broker-dealers or permitted third parties cash or non-cash compensation, including reimbursement of expenses incurred in connection with the sale of these Contracts. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management or longevity of assets invested with us. For example, we may pay additional amounts in connection with Contracts that remain invested with us for a particular period of time. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. Promotional incentives may change at any time.



We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. Certain compensation payments may increase our cost of doing business in a particular firm and may result in higher Contractual fees and charges if you purchase your Contract through such a firm. SEE EXPENSES, ABOVE.



AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the Contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the Contracts.

PAYMENTS WE RECEIVE



In addition to amounts received pursuant to established 12b-1 Plans, we may receive compensation of up to 0.50% from the investment advisers, subadvisers of the underlying Trusts and/or portfolios for services related to the availability of the underlying portfolios in the Contract. Furthermore, certain advisers and/or subadvisers may offset the costs we incur for training to support sales of the underlying funds in the Contract.


ADMINISTRATION


We are responsible for the administrative servicing of your Contract. Please contact our Annuity Service Center at 1-877-999-9205, if you have any comment, question or service request.



CONFIRMATIONS AND QUARTERLY STATEMENTS: During the accumulation phase you will receive confirmation of transactions within your Contract. Transactions made pursuant to Contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.



During the accumulation and income phases, you will receive a statement of your transactions over the past quarter and a summary of your account values. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your Contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.


LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the separate account. AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion, these matters are not material in relation to the financial position of the Company. A purported class action captioned NIKITA Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.


ADDITIONAL INFORMATION

AIG SunAmerica Life is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10279

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the requested documents are mailed.


Registration Statements under the Securities Act of 1933, as amended, related to the Contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statement and its exhibits. For further information regarding the Separate Account, AIG SunAmerica Life and its general account, the Portfolios and the Contract, please refer to the registration statement and its exhibits.


The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by AIG SunAmerica Life.

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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the separate account is contained in the SAI, which is available upon written request addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.



Separate Account..............................      3
General Account...............................      3
Performance Data..............................      4
Income Payments...............................      8
Annuity Unit Values...........................      8
Taxes.........................................     11
Distribution of Contracts.....................     13
Financial Statements..........................     13

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                      APPENDIX A - MARKET VALUE ADJUSTMENT
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The information in this Appendix applies only if you take money out of a FAGP
(with a duration longer than 1 year) before the end of the guarantee period.


We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.



Where the MVA is negative, we first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.


The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                [(1+I)/(1+J+L)] [to the power of] (n-t)/12) - 1

  where:

        I is the interest rate you are earning on the money invested in the FAGP;

        J is the interest rate then currently available for the period of time equal to the number of years rounded up to the nearest integer remaining in the term you initially agreed to leave your money in the FAGP;

        n is the number of full months rounded up to the nearest integer in the term you initially agreed to leave your money in the FAGP to the end of the Calendar Year;

        t is the time expired in months rounded up to the nearest integer in the term you initially agreed to leave your money in the FAGP to the end of the Calendar Year;

        (n-t) is the number of months remaining in the term you initially agreed to leave your money in the FAGP to the end of the Calendar Year;

        L is 0.005;

       If (n-t) greater than 60 months, then J in the MVA formula is the interest rate then currently available for the 5-Year FAGP;

       The MVA is applied only if the absolute difference between I and J is greater than 0.005;

       If the MVA is negative, the annuity value may not be reduced below the purchase payments made less withdrawals, accumulated at an effective annual rate of 3% from the date of receipt or withdrawal to the date of surrender; and

       If the MVA is positive, the amount added to the annuity value may not exceed the amount that if negative, could be deducted.

We do not assess an MVA for:

     - Amounts DCA'd from the 1-Year MVA Fixed account;

     - Amounts withdrawn to pay fees or charges;

     - Amounts transferred from the DCA Fixed accounts;

     - Withdrawals or fund transfers within 30 days after the end of the guarantee period;

     - Transfers from MVA Fixed accounts to Collateral Fixed accounts;

     - Death Benefit paid upon death of participant;

     - Annuitizations on the Latest Annuity Date.

EXAMPLES OF THE MVA


The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee periods available or Surrender Charges applicable under your Contract.


The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 on October 1, 2003 and allocated it to a 3-year FAGP at a rate of 5%. The number of full months in the Guaranteed Period is 39 months (n=39);

     (2) You make a partial withdrawal of $5,000 on June 15, 2005 after the funds have been in the FAGP for 20 1/2 months (t=21);

     (3) The annuity value at the date of withdrawal is $10,868.43 (10,000 X 1.05(623/365)) assuming 623 days of interest;

     (4) The minimum remaining account value after the application of a negative market value adjustment is $5,517.47 [(10,000 X 1.03(623/365)) - 5,000]
         assuming 623 days of interest;

     (5) You have not made any transfers, additional Purchase Payments, or withdrawals; and


     (6) Your Contract was not issued in Pennsylvania, Florida, or New York.


If the MVA is negative or positive, the maximum amount by which the account value can be reduced or increased is the account value prior to the application of the MVA less the minimum remaining account value. In the examples that follow, the maximum MVA adjustment, either positive or negative, is:

                         5,868.43 - 5,517.47 = $350.96

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES


Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the Contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn fall within the free withdrawal amount.


The MVA factor is = [(1+I)/(1+J+0.005)] [to the power of] (n-t)/12) - 1
                  = [(1.05)/(1.04+0.005)] [to the power of] (18/12) - 1
                  = (1.004785) [to the power of] (1.5) - 1
                  = 1.007186 - 1
                  = +0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $5,000 X (+0.007186) = +$35.93

Because the MVA, in absolute value, is less than the maximum market value adjustment of $350.96, the full MVA is assessed and added to the withdrawal.

NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES


Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the Contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn fall within the free withdrawal amount.


The MVA factor is = [(1+I)/(1+J+0.005)] [to the power of] (n-t)/12) - 1
                  = [(1.05)/(1.06+0.005)] [to the power of] (18/12) - 1
                  = (0.985915) [to the power of] (1.5) - 1
                  = 0.978948 - 1
                  = -0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                        $5,000 X (-0.021052) = - $105.26

Because the MVA, in absolute value, is less than the maximum market value adjustment of $350.96, the full MVA is assessed and deducted from the money remaining in the 3-year FAGP.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES


Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the Contract is calculated to be 4%. A withdrawal charge of 5% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.


The MVA factor is = [(1+I)/(1+J+0.005)] [to the power of] (n-t)/12) - 1
                    = [(1.05)/(1.04+0.005)] [to the power of] (18/12) - 1
                    = (1.004785) [to the power of] (1.5) - 1
                    = 1.007186 - 1
                    = +0.007186

The requested withdrawal amount, less the withdrawal charge ($5,000 - 5% X $5,000 = $4,750) is multiplied by the MVA factor to determine the MVA:

                         $4,750 X (+0.007186) = +$34.13

Because the MVA, in absolute value, is less than the maximum market value adjustment of $350.96, the full MVA is assessed and added to the withdrawal.

NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the Contract is calculated to be 6%. A withdrawal charge of 5% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.


The MVA factor is = [(1+I)/(1+J+0.005)] [to the power of] (n-t)/12) - 1
                  = [(1.05)/(1.06+0.005)] [to the power of] (18/12) - 1
                  = (0.985915) [to the power of] (1.5) - 1
                  = 0.978948 - 1
                  =-0.021052

The requested withdrawal amount, less the withdrawal charge ($5,000 - 5% X $5,000 = $4,750) is multiplied by the MVA factor to determine the MVA:

                        $4,750 X (-0.021052) = -$100.00

Because the MVA, in absolute value, is less than the maximum market value adjustment of $350.96, the full MVA is assessed and deducted from the money remaining in the 3-year FAGP.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX B - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                          INCEPTION TO FISCAL      YEAR END        YEAR ENDED       YEAR ENDED       YEAR ENDED
    POLARIS PLUS VARIABLE PORTFOLIOS       YEAR END 4/30/99        4/30/00          4/30/01          4/30/02          4/30/03
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Asset Allocation
  (Inception Date - (a) 3/23/99 (b) N/A)
  Beginning AUV.........................  (a)          18.47          19.16            19.87           19.099           18.333
                                          (b)
  Ending AUV............................  (a)          19.16          19.87            19.10           18.333           17.703
                                          (b)
  Ending Number of AUs..................  (a)         27,027        593,068          638,666          602,916          571,196
                                          (b)
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          27.21          28.69            45.44           37.392           31.686
                                          (b)                                          10.00            8.575            7.295
  Ending AUV............................  (a)          28.69          45.44            37.39           31.686           27.782
                                          (b)                                           8.57            7.295            6.422
  Ending Number of AUs..................  (a)         52,736        878,168          935,668          939,065          872,982
                                          (b)                                            818            3,904            2,897
---------------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond
  (Inception Date - (a) 3/19/99 (b)
  2/8/01)
  Beginning AUV.........................  (a)          13.60          13.60            13.50           14.844           15.704
                                          (b)                                          10.69           10.717           11.384
  Ending AUV............................  (a)          13.60          13.50            14.84           15.704           16.834
                                          (b)                                          10.72           11.384           12.253
  Ending Number of AUs..................  (a)        180,434      3,159,021        3,297,472        3,250,427        3,259,053
                                          (b)                                             25            3,422              326
---------------------------------------------------------------------------------------------------------------------------------
Growth
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          27.45          28.24            34.09           29.136           25,649
                                          (b)                                          10.00            8.745            7.729
  Ending AUV............................  (a)          28.24          34.09            29.14           25.649           21.660
                                          (b)                                           8.75            7.729            6.553
  Ending Number of AUs..................  (a)         49,892        795,149          838,055          829,414          767,232
                                          (b)                                          1,549            4,575            1,707
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          15.48          16.18            24.02           17.202           13.067
                                          (b)                                           9.66            6.660            5.079
  Ending AUV............................  (a)          16.18          24.02            17.20           13.067           10.587
                                          (b)                                           6.66            5.079            4.131
  Ending Number of AUs..................  (a)         28,487        907,848          951,846          893,284          812,929
                                          (b)                                            463              980              288
---------------------------------------------------------------------------------------------------------------------------------
Alliance Growth
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          40.86          40.20            49.82           35.913           28.657
                                          (b)                                           8.81            7.072            5.666
  Ending AUV............................  (a)          40.20          49.82            35.91           28.657           24.004
                                          (b)                                           7.07            5.666            4.765
  Ending Number of AUs..................  (a)        147,759      2,826,566        2,862,749        2,724,668        2,424,504
                                          (b)                                            694            3,136            1,984
---------------------------------------------------------------------------------------------------------------------------------
Cash Management
  (Inception Date - (a) 3/23/99 (b)
  1/26/01)
  Beginning AUV.........................  (a)          11.95          11.99            12.45           13.012           13.185
                                          (b)                                          10.22           10.325           10.505
  Ending AUV............................  (a)          11.99          12.45            13.01           13.185           13.171
                                          (b)                                          10.32           10.505           10.536
  Ending Number of AUs..................  (a)        337,271      2,131,823        2,060,001        1,839,033        1,553,588
                                          (b)                                          1,701            3,026            3,497
---------------------------------------------------------------------------------------------------------------------------------
        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Account
        Charges
        (b) Reflects 0.85% Separate Account
        Charges

                                          FOR THE FISCAL
                                            YEAR ENDED
    POLARIS PLUS VARIABLE PORTFOLIOS         4/30/04
----------------------------------------  --------------
----------------------------------------  --------------
Asset Allocation
  (Inception Date - (a) 3/23/99 (b) N/A)
  Beginning AUV.........................       17.703
  Ending AUV............................       20.967
  Ending Number of AUs..................      662,512
-----------------------------------------------------------------------
Capital Appreciation
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................       27.782
                                                6.422
  Ending AUV............................       34.031
                                                7.899
  Ending Number of AUs..................      849,975
                                                2,025
--------------------------------------------------------------------------------------
Government and Quality Bond
  (Inception Date - (a) 3/19/99 (b)
  2/8/01)
  Beginning AUV.........................       16.834
                                               12.253
  Ending AUV............................       16.804
                                               12.280
  Ending Number of AUs..................    2,682,883
                                                  175
-----------------------------------------------------------------------------------------------------
Growth
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................       21.660
                                                6.553
  Ending AUV............................       26.870
                                                8.163
  Ending Number of AUs..................      743,102
                                                1,707
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................       10.587
                                                4.131
  Ending AUV............................       12.923
                                                5.063
  Ending Number of AUs..................      790,356
                                                  310
---------------------------------------------------------------------------------------------------------------------------------
Alliance Growth
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................       24.004
                                                4.756
  Ending AUV............................       26.836
                                                5.349
  Ending Number of AUs..................    2,306,310
                                                2,006
---------------------------------------------------------------------------------------------------------------------------------
Cash Management
  (Inception Date - (a) 3/23/99 (b)
  1/26/01)
  Beginning AUV.........................       13.171
                                               10.536
  Ending AUV............................       13.080
                                               10.505
  Ending Number of AUs..................    1,210,503
                                                3,497
---------------------------------------------------------------------------------------------------------------------------------
        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Acco
        Charges
        (b) Reflects 0.85% Separate Acco
        Charges

                                                                FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                          INCEPTION TO FISCAL      YEAR END        YEAR ENDED       YEAR ENDED       YEAR ENDED
    POLARIS PLUS VARIABLE PORTFOLIOS       YEAR END 4/30/99        4/30/00          4/30/01          4/30/02          4/30/03
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Corporate Bond
  (Inception Date - (a) 3/23/99 (b)
  4/6/01)
  Beginning AUV.........................  (a)          13.09          13.15            12.77           13.649           14.359
                                          (b)                                          10.00            9.958           10.517
  Ending AUV............................  (a)          13.15          12.77            13.65           14.359           15.637
                                          (b)                                           9.96           10.517
  Ending Number of AUs..................  (a)         32,037        600,023          644,043          685,610          679,219
                                          (b)                                              5              255
---------------------------------------------------------------------------------------------------------------------------------
Davis Venture Value
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          25.34          26.76            30.39           28.201           25.682
                                          (b)                                          10.00            9.864            9.019
  Ending AUV............................  (a)          26.76          30.39            28.20           25.682           22.336
                                          (b)                                           9.86            9.019            7.875
  Ending Number of AUs..................  (a)         37,452        748,416          830,018          876,039          837,110
                                          (b)                                            719            4,088            1,413
---------------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
  (Inception Date - (a) 3/19/99 (b)
  1/15/04)
  Beginning AUV.........................  (a)           9.42          10.22             8.41            9.436           10.177
                                          (b)
  Ending AUV............................  (a)          10.22           8.41             9.44           10.177            8.758
                                          (b)
  Ending Number of AUs..................  (a)         30,615        665,329          640,566          657,864          647,923
                                          (b)
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
  (Inception Date - (a) 3/23/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)           6.60           7.63             9.68            6.741            7.366
                                          (b)                                          10.00            9.120           10.010
  Ending AUV............................  (a)           7.63           9.68             6.74            7.366            6.102
                                          (b)                                           9.12           10.010
  Ending Number of AUs..................  (a)         18,838        588,449          588,363          599,115          518,892
                                          (b)                                             90              797
---------------------------------------------------------------------------------------------------------------------------------
Equity Income
  (Inception Date - (a) 3/23/99 (b)
  4/4/01)
  Beginning AUV.........................  (a)          10.00          10.58             9.90           10.956           10.476
                                          (b)                                          10.16           10.812           10.378
  Ending AUV............................  (a)          10.58           9.90            10.96           10.476            8.968
                                          (b)                                          10.81           10.378
  Ending Number of AUs..................  (a)         36,063        705,007          737,673          790,207          758,827
                                          (b)                                             18              246
---------------------------------------------------------------------------------------------------------------------------------
Equity Index
  (Inception Date - (a) 3/19/99 (b)
  1/19/01)
  Beginning AUV.........................  (a)          10.00          10.26            10.82            9.277            7.965
                                          (b)                                           8.98            8.357            7.203
  Ending AUV............................  (a)          10.26          10.82             9.28            7.965            6.794
                                          (b)                                           8.36            7.203
  Ending Number of AUs..................  (a)        400,093      6,227,727        6,183,325        5,912,696        5,344,702
                                          (b)                                            201              907
---------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders
  (Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV.........................  (a)          16.63          17.58            16.34           17.333           15.940
                                          (b)
  Ending AUV............................  (a)          17.58          16.34            17.33           15.940           13.207
                                          (b)
  Ending Number of AUs..................  (a)         25,264        422,715          445,284          477,854          463,108
                                          (b)
---------------------------------------------------------------------------------------------------------------------------------
Global Bond
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          14.43          14.54            14.36           15.454           15.801
                                          (b)                                          10.00           10.481           10.763
  Ending AUV............................  (a)          14.54          14.36            15.45           15.801           16.849
                                          (b)                                          10.48           10.763
  Ending Number of AUs..................  (a)         40,454        510,047          517,475          510,010          476,778
                                          (b)                                            446              446
---------------------------------------------------------------------------------------------------------------------------------
        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Account
        Charges
        (b) Reflects 0.85% Separate Account
        Charges

                                          FOR THE FISCAL
                                            YEAR ENDED
    POLARIS PLUS VARIABLE PORTFOLIOS         4/30/04
----------------------------------------  --------------
----------------------------------------  --------------
Corporate Bond
  (Inception Date - (a) 3/23/99 (b)
  4/6/01)
  Beginning AUV.........................       15.637
  Ending AUV............................       16.594
  Ending Number of AUs..................      634,989
---------------------------------------------------------------------------------------------------------------------------------
Davis Venture Value
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................       22.336
                                                7.875
  Ending AUV............................       29.081
                                               10.294
  Ending Number of AUs..................      860,682
                                                1,375
---------------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
  (Inception Date - (a) 3/19/99 (b)
  1/15/04)
  Beginning AUV.........................        8.758
                                               11.646
  Ending AUV............................       10.912
                                               11.804
  Ending Number of AUs..................      609,287
                                                    8
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
  (Inception Date - (a) 3/23/99 (b)
  10/24/00)
  Beginning AUV.........................        6.102
  Ending AUV............................        9.107
  Ending Number of AUs..................      680,531
---------------------------------------------------------------------------------------------------------------------------------
Equity Income
  (Inception Date - (a) 3/23/99 (b)
  4/4/01)
  Beginning AUV.........................        8.968
  Ending AUV............................       10.735
  Ending Number of AUs..................      792,665
---------------------------------------------------------------------------------------------------------------------------------
Equity Index
  (Inception Date - (a) 3/19/99 (b)
  1/19/01)
  Beginning AUV.........................        6.794
  Ending AUV............................        8.190
  Ending Number of AUs..................    5,140,659
---------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders
  (Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV.........................       13.207
  Ending AUV............................       16.286
  Ending Number of AUs..................      428,881
---------------------------------------------------------------------------------------------------------------------------------
Global Bond
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................       16.849
  Ending AUV............................       16.975
  Ending Number of AUs..................      424,680
---------------------------------------------------------------------------------------------------------------------------------
        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Acco
        Charges
        (b) Reflects 0.85% Separate Acco
        Charges

                                                                FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                          INCEPTION TO FISCAL      YEAR END        YEAR ENDED       YEAR ENDED       YEAR ENDED
    POLARIS PLUS VARIABLE PORTFOLIOS       YEAR END 4/30/99        4/30/00          4/30/01          4/30/02          4/30/03
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Global Equities
  (Inception Date - (a) 3/19/99 (b)
  12/11/00)
  Beginning AUV.........................  (a)          21.05          21.42            27.15           19.986           16.270
                                          (b)                                          10.00            8.673            7.089
  Ending AUV............................  (a)          21.42          27.15            19.99           16.270           13.156
                                          (b)                                           8.67            7.089            5.753
  Ending Number of AUs..................  (a)         14,587        587,483          621,167          598,333          550,495
                                          (b)                                            499            1,959              212
---------------------------------------------------------------------------------------------------------------------------------
Growth & Income
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          29.83          30.82            36.49           30.347           25.714
                                          (b)                                          10.00            8.734            7.431
  Ending AUV............................  (a)          30.82          36.49            30.35           25.714           22.086
                                          (b)                                           8.73            7.431            6.407
  Ending Number of AUs..................  (a)        124,672      2,435,756        2,501,326        2,430,317        2,202,766
                                          (b)                                            201            1,872              647
---------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond
  (Inception Date - (a) 3/19/99 (b)
  1/19/01)
  Beginning AUV.........................  (a)          14.71          15.15            14.78           13.607           12.745
                                          (b)                                          10.00            9.622            9.049
  Ending AUV............................  (a)          15.15          14.78            13.61           12.745           13.073
                                          (b)                                           9.62            9.049
  Ending Number of AUs..................  (a)         23,707        375,439          380,713          368,246          352,067
                                          (b)                                             82              539
---------------------------------------------------------------------------------------------------------------------------------
International Diversified Equities
  (Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV.........................  (a)          13.99          14.36            15.36           12.332           10.238
                                          (b)
  Ending AUV............................  (a)          14.36          15.36            12.33           10.238            7.134
                                          (b)
  Ending Number of AUs..................  (a)         22,528        381,038          399,062          397,985          378,565
                                          (b)
---------------------------------------------------------------------------------------------------------------------------------
International Growth & Income
  (Inception Date - (a) 3/24/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          11.81          12.87            14.13           12.641           11.010
                                          (b)                                           9.09            8.725            7.631
  Ending AUV............................  (a)          12.87          14.13            12.64           11.010            8.580
                                          (b)                                           8.73            7.631            5.970
  Ending Number of AUs..................  (a)         14,725        555,461          591,348          600,190          576,640
                                          (b)                                            213              807              668
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          25.97          26.04            30.47           22.464           17.538
                                          (b)                                          10.00            7.727            6.057
  Ending AUV............................  (a)          26.04          30.47            22.46           17.538           14.568
                                          (b)                                           7.73            6.057            5.051
  Ending Number of AUs..................  (a)        149,215      1,971,364        1,966,522        1,831,599        1,601,326
                                          (b)                                            371            1,209              174
---------------------------------------------------------------------------------------------------------------------------------
Real Estate
  (Inception Date - (a) 3/31/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)           9.06           9.98             9.30           10.856           12.265
                                          (b)                                          10.00           11.068           12.434
  Ending AUV............................  (a)           9.98           9.30            10.86           12.265           12.697
                                          (b)                                          10.97           12.434
  Ending Number of AUs..................  (a)          5,242        182,417          209,952          269,182          322,682
                                          (b)                                             17            1,034
---------------------------------------------------------------------------------------------------------------------------------
Small Company Value
  (Inception Date - (a) 3/23/99 (b)
  2/8/01)
  Beginning AUV.........................  (a)          10.00          10.96            12.65           14.522           16.627
                                          (b)                                          10.00           10.068           11.574
  Ending AUV............................  (a)          10.96          12.65            14.52           16.627           13.176
                                          (b)                                          10.07           11.574            9.207
  Ending Number of AUs..................  (a)          4,634        260,742          332,571          458,007          457,922
                                          (b)                                            211            1,010              403
---------------------------------------------------------------------------------------------------------------------------------
        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Account
        Charges
        (b) Reflects 0.85% Separate Account
        Charges

                                          FOR THE FISCAL
                                            YEAR ENDED
    POLARIS PLUS VARIABLE PORTFOLIOS         4/30/04
----------------------------------------  --------------
----------------------------------------  --------------
Global Equities
  (Inception Date - (a) 3/19/99 (b)
  12/11/00)
  Beginning AUV.........................       13.156
                                                5.753
  Ending AUV............................       15.834
                                                6.938
  Ending Number of AUs..................      522,178
                                                  212
---------------------------------------------------------------------------------------------------------------------------------
Growth & Income
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................       22.086
                                                6.407
  Ending AUV............................       26.313
                                                7.659
  Ending Number of AUs..................    2,102,000
                                                  663
---------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond
  (Inception Date - (a) 3/19/99 (b)
  1/19/01)
  Beginning AUV.........................       13.073
  Ending AUV............................       15.445
  Ending Number of AUs..................      340,552
---------------------------------------------------------------------------------------------------------------------------------
International Diversified Equities
  (Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV.........................        7.134
  Ending AUV............................        9.425
  Ending Number of AUs..................      390,108
---------------------------------------------------------------------------------------------------------------------------------
International Growth & Income
  (Inception Date - (a) 3/24/99 (b)
  10/24/00)
  Beginning AUV.........................        8.580
                                                5.970
  Ending AUV............................       11.670
                                                8.153
  Ending Number of AUs..................      583,393
                                                  750
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................       14.568
                                                5.051
  Ending AUV............................       16.767
                                                5.835
  Ending Number of AUs..................    1,418,311
                                                  174
---------------------------------------------------------------------------------------------------------------------------------
Real Estate
  (Inception Date - (a) 3/31/99 (b)
  10/24/00)
  Beginning AUV.........................       12.697
                                               12.984
  Ending AUV............................       15.878
                                               16.353
  Ending Number of AUs..................      341,188
                                                    8
---------------------------------------------------------------------------------------------------------------------------------
Small Company Value
  (Inception Date - (a) 3/23/99 (b)
  2/8/01)
  Beginning AUV.........................       13.176
                                                9.207
  Ending AUV............................       17.750
                                               12.453
  Ending Number of AUs..................      494,691
                                                  427
---------------------------------------------------------------------------------------------------------------------------------
        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Acco
        Charges
        (b) Reflects 0.85% Separate Acco
        Charges

                                                                FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                          INCEPTION TO FISCAL      YEAR END        YEAR ENDED       YEAR ENDED       YEAR ENDED
    POLARIS PLUS VARIABLE PORTFOLIOS       YEAR END 4/30/99        4/30/00          4/30/01          4/30/02          4/30/03
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          17.30          17.48            19.40           16.396           14.298
                                          (b)                                           9.32            8.067            7.063
  Ending AUV............................  (a)          17.48          19.40            16.40           14.298           12.956
                                          (b)                                           8.07            7.063            6.426
  Ending Number of AUs..................  (a)        254,773      4,976,910        4,927,161        4,592,956        4,022,365
                                          (b)                                            399            2,546              837
---------------------------------------------------------------------------------------------------------------------------------
Telecom Utility
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................  (a)          14.44          14.98            14.69           13.699           10.772
                                          (b)                                          10.00            9.595
  Ending AUV............................  (a)          14.98          14.69            13.70           10.772            8.861
                                          (b)                                           9.60
  Ending Number of AUs..................  (a)         16,154        457,503          447,434          421,262          358,152
                                          (b)                                            161
---------------------------------------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV.........................  (a)          13.99          14.77            15.85           14.743           14.685
                                          (b)
  Ending AUV............................  (a)          14.77          15.85            14.74           14.685           15.732
                                          (b)
  Ending Number of AUs..................  (a)          4,828        110,742          125,922          120,482          115,713
                                          (b)

                                          FOR THE FISCAL
                                            YEAR ENDED
    POLARIS PLUS VARIABLE PORTFOLIOS         4/30/04
----------------------------------------  --------------
----------------------------------------  --------------
SunAmerica Balanced
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................       12.956
                                                6.426
  Ending AUV............................       14.239
                                                7.091
  Ending Number of AUs..................    3,723,491
                                                  837
---------------------------------------------------------------------------------------------------------------------------------
Telecom Utility
  (Inception Date - (a) 3/19/99 (b)
  10/24/00)
  Beginning AUV.........................        8.861
                                                6.353
  Ending AUV............................       10.157
                                                7.375
  Ending Number of AUs..................      330,953
                                                   15
---------------------------------------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV.........................       15.732
  Ending AUV............................       17.303
  Ending Number of AUs..................      118,994


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       AUV - Accumulation Unit Value
       AU - Accumulation Units
       (a) Reflects 1.25% Separate Account Charges
       (b) Reflects 0.85% Separate Account Charges

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX C - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This table assumes a $100,000 initial investment in a Qualified Contract with no further premiums, no withdrawals, no step-ups, no premium taxes, current growth rates; and the election of optional Income Protector alternatives at Contract issue.



--------------------------------------------------------------------------------------------------------------------------
                                   INCOME
             IF AT ISSUE          PROTECTOR   ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
               YOU ARE              LEVEL        1 - 6            7             10             15             20
--------------------------------------------------------------------------------------------------------------------------
     Male or Female Age 45*         Plus         5,500          6,379          8,275         10,931         10,931
                                    Max          6,290          7,728         11,035         16,044         16,044
--------------------------------------------------------------------------------------------------------------------------
     Joint Spousal Owners Age 45    Plus         4,884          5,603          7,119          9,164          7,164
                                    Max          5,586          6,788          9,493         13,451         13,451
--------------------------------------------------------------------------------------------------------------------------


 * Life Annuity with 10 year Period Certain
** Joint and 100% Survivor Annuity with 20 Year Period Certain


This table assumes a $100,000 initial investment in a Nonqualified Contract with no further premiums, no withdrawals, no step-ups, no premium taxes, current growth rates; and the election of optional Income Protector alternatives at Contract issue.



--------------------------------------------------------------------------------------------------------------------------
                                   INCOME
             IF AT ISSUE          PROTECTOR   ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
               YOU ARE              LEVEL        1 - 6            7             10             15             20
--------------------------------------------------------------------------------------------------------------------------
     Male Age 45*                   Plus         5,744          6,683          8,717         11,571         11,571
                                    Max          6,569          8,096         11,624         16,982         16,982
--------------------------------------------------------------------------------------------------------------------------
     Female Age 45*                 Plus         5,256          6,075          7,833         10,292         10,292
                                    Max          6,011          7,360         10,446         15,106         15,106
--------------------------------------------------------------------------------------------------------------------------



 * Life Annuity with 10 year Period Certain

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Plus Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip


Date:  ------------------------------------   Signed:  ---------------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                               GROUP & INDIVIDUAL

                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN





                         Polaris Plus Variable Annuity





This Statement of Additional Information is not a prospectus; it should be read with the prospectus of the same date relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling
(877) 999-9205 or writing us at:

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299





                                AUGUST 30, 2004

                                TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Separate Account...........................................     3

General Account............................................     3

Performance Data ..........................................     4

Income Payments............................................     7

Annuity Unit Values........................................     7

Taxes......................................................    10

Distribution of Contracts..................................    15

Financial Statements.......................................    15

                                SEPARATE ACCOUNT


        Variable Annuity Account Seven (the "Separate Account") was originally established by AIG SunAmerica Life Assurance Company (the "Company") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

        The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

        The Separate Account is divided into Portfolios, with the assets of each Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable annuity payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

        The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

        Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).


                                 GENERAL ACCOUNT


        The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). Assets supporting amounts allocated to fixed investment options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA


PERFORMANCE INFORMATION

        From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

        In addition, the Separate Account may advertise "total return" data for the Variable Portfolio (including the Cash Management Account) from the inception of the Separate Account. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

        For periods starting prior to the date the subaccounts were first offered to the public, the total return data for the Portfolios of the Separate Account will be derived from the performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the Separate Account Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust Portfolio. Thus, such performance figures should not be construed to be actual historic performance of the relevant Separate Account Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

        Performance data for the various Portfolios are computed in the manner described below.


CASH MANAGEMENT PORTFOLIO


        Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

               Base Period Return = (EV-SV)/(SV)

        where:

              SV = value of one Accumulation Unit at the start of a 7 day period

              EV = value of one Accumulation Unit at the end of the 7 day period


        The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

        The current yield is then obtained by annualizing the Base Period
Return:

               Current Yield = (Base Period Return) x (365/7)

        The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                          365/7
               Effective Yield = [(Base Period Return + 1)      - 1]

        The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

        Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER PORTFOLIOS

        The Portfolios of the Separate Account other than the Cash Management Portfolio also compute their performance data as "total return."


Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

               P(1+T)n = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).


        These rates of return do not reflect election of any optional features. The rates of return would be lower if the optional features were included in the calculations. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                INCOME PAYMENTS

INITIAL MONTHLY ANNUITY PAYMENTS

        The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the income option selected.

        The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

        For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

        For variable income payments, the amount of the second and each subsequent monthly annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

     If contract holders elect to begin income payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the income option selected.

     The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly payment.


          DEATH BENEFIT FOR CONTRACTS ISSUED BEFORE NOVEMBER 24, 2003



        If you should die during the Accumulation Phase of your contract, We pay a death benefit to your Beneficiary. The death benefit (unless limited by your Plan) equals the greater of:



          1. Total Purchase Payments minus total withdrawals and loans (and any fees and charges applicable to those withdrawals and/or loans) at the time We receive satisfactory proof of death; or;



          2. Contract Value at the time We receive satisfactory proof of death and all required paperwork.



        We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments (or a portion thereof) in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.


                               ANNUITY UNIT VALUES

        The value of an Annuity Unit is determined independently for each Portfolio.

        The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Portfolio exceed 3.5%, variable income payments derived from allocations to that Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

        For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

        The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Portfolio for a certain month is determined by dividing
(a) by (b) where:

        (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Portfolio determined as of the end of the preceding month.

        The NIF for a Portfolio for a given month is a measure of the net investment performance of the Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than
1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Portfolio invests; it is also reduced by Separate Account asset charges.

        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)

                          = 1.00174825

        The change in Annuity Unit value for a Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                         (1/12)
               1/[(1.035)      ] = 0.99713732

        In the example given above, if the Annuity Unit value for the Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE INCOME PAYMENTS

        ILLUSTRATIVE EXAMPLE

        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

        P's first variable income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the factor of
4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = 4.92 x ($116,412.31/$1,000) = $572.75

        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

             Annuity Units = $572.75/$13.256932 = 43.203812

        P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

             Second Payment = 43.203812 x $13.327695 = $575.81

        The third and subsequent variable income payments are computed in a manner similar to the second variable annuity payment.

        Note that the amount of the first variable income payment depends on the contract value in the relevant Portfolio on the Annuity Date and thus reflects the investment performance of the Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Portfolio). The net investment performance of the Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

DEATH BENEFITS OPTIONS FOR CONTRACTS ISSUED BEFORE NOVEMBER 24, 2003.

The following details the death benefit options for contracts issued before November 24, 2003:

The death benefit is the greater of:

    1. Total Purchase Payments minus total withdrawals and loans (and any fees and charges applicable to those withdrawals and/or loans) at the time We receive satisfactory proof of death, or;

    2. Contract Value at the time We receive satisfactory proof of death and all required paperwork.




                                      TAXES



General



Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.



Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.



For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.



The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.



Withholding Tax on Distributions



The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.



An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.



Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.



Diversification -- Separate Account Investments



Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.



The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."



Non-Natural Owners



Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.



Multiple Contracts



The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.



Tax Treatment of Assignments of Qualified Contracts



Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)



Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract



If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.



Trustee to Trustee Transfers of Qualified Contracts



The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.



Partial 1035 Exchanges



Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.



Qualified Plans



The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.



Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.



Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.



(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"



Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.



(b) Tax-Sheltered Annuities



Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.



One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2004 is $13,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $3,000 in 2004 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2004 may not exceed the lessor of $41,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.



(c) Individual Retirement Annuities



Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.



(d) Roth IRAs



Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

                            DISTRIBUTION OF CONTRACTS

        The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc.

        Contracts are offered on a continuous basis.


                              FINANCIAL STATEMENTS



The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003 are incorporated herein by reference. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts. The financial statements of Variable Annuity Account Seven at April 30, 2004, and for each of the two years in the period ended April 30, 2004, are presented in this Statement of Additional Information.





PricewaterhouseCoopers LLP, 350 South Grand Avenue, California 90071, serves as the independent registered public accounting firm for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                 APRIL 30, 2004

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                  ANNUAL REPORT
                                 APRIL 30, 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm.....    1
Statement of Assets and Liabilities.........................    2
Schedule of Portfolio Investments...........................    8
Statement of Operations.....................................    9
Statement of Changes in Net Assets..........................   15
Notes to Financial Statements...............................   27

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Seven

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at April 30, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Los Angeles, California
July 9, 2004

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004

                                                                                        Government
                                                             Asset        Capital          and
                                                          Allocation    Appreciation   Quality Bond      Growth
                                                           Portfolio     Portfolio      Portfolio      Portfolio
                                                           (Class 1)     (Class 1)      (Class 1)       (Class 1)
                                                         ------------   ------------   ------------   ------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $ 17,626,445   $ 68,288,994   $ 68,841,287   $ 43,263,936
      Investments in SunAmerica Series Trust,
          at net asset value                                        0              0              0              0
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                        0              0              0              0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                        0              0              0              0
      Investments in American Funds Insurance Series,
          at net asset value                                        0              0              0              0
                                                         ------------   ------------   ------------   ------------

Total Assets:                                            $ 17,626,445   $ 68,288,994   $ 68,841,287   $ 43,263,936

Liabilities:                                                        0              0              0              0
                                                         ------------   ------------   ------------   ------------

                                                         $ 17,626,445   $ 68,288,994   $ 68,841,287   $ 43,263,936
                                                         ============   ============   ============   ============
Net assets:

      Accumulation units                                 $ 17,622,754   $ 68,230,482   $ 68,752,929   $ 43,223,216

      Contracts in payout (annuitization) period                3,691         58,512         88,358         40,720
                                                         ------------   ------------   ------------   ------------

           Total net assets                              $ 17,626,445   $ 68,288,994   $ 68,841,287   $ 43,263,936
                                                         ============   ============   ============   ============

Accumulation units outstanding                                999,662      4,540,534      4,538,622      3,178,645
                                                         ============   ============   ============   ============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $          -   $     15,994   $      2,149   $     13,936
      Accumulation units outstanding                                -          2,025            175          1,707
      Unit value of accumulation units                   $          -   $       7.90   $      12.28   $       8.16

Contracts with total expenses of 0.85% **:
      Net Assets                                         $  3,600,364   $ 35,753,171   $ 21,999,386   $ 21,401,645
      Accumulation units outstanding                          324,870      3,348,839      1,717,250      2,235,693
      Unit value of accumulation units                   $      11.08   $      10.68   $      12.81   $       9.57

Contracts with total expenses of 1.10% :
      Net Assets                                         $    135,078   $  3,594,377   $  1,757,834   $  1,881,461
      Accumulation units outstanding                           12,280        339,695        138,314        198,143
      Unit value of accumulation units                   $      11.00   $      10.58   $      12.71   $       9.50

Contracts with total expenses of 1.25% :
      Net Assets                                         $ 13,891,003   $ 28,925,452   $ 45,081,918   $ 19,966,894
      Accumulation units outstanding                          662,512        849,975      2,682,883        743,102
      Unit value of accumulation units                   $      20.97   $      34.03   $      16.80   $      26.87

                                                          Aggressive      Alliance      Blue Chip
                                                            Growth         Growth         Growth
                                                          Portfolio      Portfolio      Portfolio
                                                          (Class 1)       (Class 1)      (Class 1)
                                                         ------------   ------------   ------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $          0   $          0   $          0
      Investments in SunAmerica Series Trust,
          at net asset value                               11,702,361     75,292,292      1,080,772

      Investments in Van Kampen Life Investment Trust,
          at net asset value                                        0              0              0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                        0              0              0
      Investments in American Funds Insurance Series,
          at net asset value                                        0              0              0
                                                         ------------   ------------   ------------
Total Assets:                                            $ 11,702,361   $ 75,292,292   $  1,080,772

Liabilities:                                                        0              0              0
                                                         ------------   ------------   ------------

                                                         $ 11,702,361   $ 75,292,292   $  1,080,772
                                                         ============   ============   ============
Net assets:

      Accumulation units                                 $ 11,702,361   $ 75,257,935   $  1,080,772

      Contracts in payout (annuitization) period                    0         34,357              0
                                                         ------------   ------------   ------------

           Total net assets                              $ 11,702,361   $ 75,292,292   $  1,080,772
                                                         ============   ============   ============

Accumulation units outstanding                                983,125      4,391,660        201,429
                                                         ============   ============   ============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $      1,570   $     10,739   $          -
      Accumulation units outstanding                              310          2,006              -
      Unit value of accumulation units                   $       5.06   $       5.35   $          -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $  1,393,874   $ 12,506,644   $    955,778
      Accumulation units outstanding                          180,321      1,944,993        177,965
      Unit value of accumulation units                   $       7.73   $       6.43   $       5.37

Contracts with total expenses of 1.10% :
      Net Assets                                         $     93,199   $    882,473   $    124,994
      Accumulation units outstanding                           12,138        138,351         23,464
      Unit value of accumulation units                   $       7.68   $       6.38   $       5.33

Contracts with total expenses of 1.25% :
      Net Assets                                         $ 10,213,718   $ 61,892,436   $          -
      Accumulation units outstanding                          790,356      2,306,310              -
      Unit value of accumulation units                   $      12.92   $      26.84   $          -

* Offered in Polaris Plus product.
** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                             Cash         Corporate    Davis Venture    "Dogs" of
                                                          Management        Bond           Value       Wall Street
                                                          Portfolio      Portfolio       Portfolio     Portfolio
                                                          (Class 1)       (Class 1)      (Class 1)      (Class 1)
                                                         ------------   ------------   ------------   ------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $          0   $          0   $          0   $          0
      Investments in SunAmerica Series Trust,
          at net asset value                               20,444,351     28,487,187     77,506,131      7,512,954
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                        0              0              0              0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                        0              0              0              0
      Investments in American Funds Insurance Series,
          at net asset value                                        0              0              0              0

                                                         ------------   ------------   ------------   ------------
Total Assets:                                            $ 20,444,351   $ 28,487,187   $ 77,506,131   $  7,512,954

Liabilities:                                                        0              0              0              0
                                                         ------------   ------------   ------------   ------------

                                                         $ 20,444,351   $ 28,487,187   $ 77,506,131   $  7,512,954
                                                         ============   ============   ============   ============
Net assets:

      Accumulation units                                 $ 20,389,038   $ 28,479,263   $ 77,489,433   $  7,511,424

      Contracts in payout (annuitization) period               55,313          7,924         16,698          1,530
                                                         ------------   ------------   ------------   ------------

           Total net assets                              $ 20,444,351   $ 28,487,187   $ 77,506,131   $  7,512,954
                                                         ============   ============   ============   ============

Accumulation units outstanding                              1,634,270      1,994,520      5,513,260        678,245
                                                         ============   ============   ============   ============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $     36,744   $          -   $     14,146   $         94
      Accumulation units outstanding                            3,497              -          1,375              8
      Unit value of accumulation units                   $      10.51   $          -   $      10.29   $      11.80

Contracts with total expenses of 0.85% **:
      Net Assets                                         $  4,092,722   $ 16,076,857   $ 47,633,447   $    761,593
      Accumulation units outstanding                          375,789      1,216,579      4,219,824         60,730
      Unit value of accumulation units                   $      10.89   $      13.21   $      11.29   $      12.54

Contracts with total expenses of 1.10% :
      Net Assets                                         $    481,799   $  1,873,317   $  4,829,312   $    102,473
      Accumulation units outstanding                           44,481        142,952        431,379          8,220
      Unit value of accumulation units                   $      10.83   $      13.10   $      11.20   $      12.47

Contracts with total expenses of 1.25% :
      Net Assets                                         $ 15,833,086   $ 10,537,013   $ 25,029,226   $  6,648,794
      Accumulation units outstanding                        1,210,503        634,989        860,682        609,287
      Unit value of accumulation units                   $      13.08   $      16.59   $      29.08   $      10.91

                                                           Emerging       Equity         Equity
                                                           Markets        Income          Index
                                                          Portfolio      Portfolio      Portfolio
                                                           (Class 1)      (Class 1)      (Class 1)
                                                         ------------   ------------   ------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $          0   $          0   $          0
      Investments in SunAmerica Series Trust,
          at net asset value                                7,158,565      8,509,172     42,104,093
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                        0              0              0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                        0              0              0
      Investments in American Funds Insurance Series,
          at net asset value                                        0              0              0

                                                         ------------   ------------   ------------
Total Assets:                                            $  7,158,565   $  8,509,172   $ 42,104,093

Liabilities:                                                        0              0              0
                                                         ------------   ------------   ------------

                                                         $  7,158,565   $  8,509,172   $ 42,104,093
                                                         ============   ============   ============
Net assets:

      Accumulation units                                 $  7,148,730   $  8,494,000   $ 42,033,605

      Contracts in payout (annuitization) period                9,835         15,172         70,488
                                                         ------------   ------------   ------------

           Total net assets                              $  7,158,565   $  8,509,172   $ 42,104,093
                                                         ============   ============   ============

Accumulation units outstanding                                767,783        792,665      5,140,659
                                                         ============   ============   ============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $          -   $          -   $          -
      Accumulation units outstanding                                -              -              -
      Unit value of accumulation units                   $          -   $          -   $          -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $    892,775   $          -   $          -
      Accumulation units outstanding                           81,009              -              -
      Unit value of accumulation units                   $      11.02   $          -   $          -

Contracts with total expenses of 1.10% :
      Net Assets                                         $     68,376   $          -   $          -
      Accumulation units outstanding                            6,243              -              -
      Unit value of accumulation units                   $      10.95   $          -   $          -

Contracts with total expenses of 1.25% :
      Net Assets                                         $  6,197,414   $  8,509,172   $ 42,104,093
      Accumulation units outstanding                          680,531        792,665      5,140,659
      Unit value of accumulation units                   $       9.11   $      10.73   $       8.19

* Offered in Polaris Plus product.
** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                          Federated                                     Goldman
                                                           American       Global          Global         Sachs
                                                           Leaders          Bond         Equities       Research
                                                          Portfolio      Portfolio      Portfolio      Portfolio
                                                           (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                         ------------   ------------   ------------   ------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $          0   $          0   $          0   $          0
      Investments in SunAmerica Series Trust,
          at net asset value                               15,889,240      9,081,423     11,020,629        820,456
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                        0              0              0              0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                        0              0              0              0
      Investments in American Funds Insurance Series,
          at net asset value                                        0              0              0              0
                                                         ------------   ------------   ------------   ------------

Total Assets:                                            $ 15,889,240   $  9,081,423   $ 11,020,629   $    820,456

Liabilities:                                                        0              0              0              0
                                                         ------------   ------------   ------------   ------------

                                                         $ 15,889,240   $  9,081,423   $ 11,020,629   $    820,456
                                                         ============   ============   ============   ============
Net assets:

      Accumulation units                                 $ 15,887,890   $  9,069,223   $ 11,019,488   $    820,456

      Contracts in payout (annuitization) period                1,350         12,200          1,141              0
                                                         ------------   ------------   ------------   ------------

           Total net assets                              $ 15,889,240   $  9,081,423   $ 11,020,629   $    820,456
                                                         ============   ============   ============   ============

Accumulation units outstanding                              1,306,284        577,668        919,029        127,558
                                                         ============   ============   ============   ============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $          -   $          -   $      1,471   $          -
      Accumulation units outstanding                                -              -            212              -
      Unit value of accumulation units                   $          -   $          -   $       6.94   $          -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $  8,459,217   $  1,728,258   $  2,695,973   $    755,271
      Accumulation units outstanding                          833,201        141,130        388,668        117,350
      Unit value of accumulation units                   $      10.15   $      12.25   $       6.94   $       6.44

Contracts with total expenses of 1.10% :
      Net Assets                                         $    445,241   $    144,076   $     54,857   $     65,185
      Accumulation units outstanding                           44,202         11,858          7,971         10,208
      Unit value of accumulation units                   $      10.07   $      12.15   $       6.88   $       6.39

Contracts with total expenses of 1.25% :
      Net Assets                                         $  6,984,782   $  7,209,089   $  8,268,328   $          -
      Accumulation units outstanding                          428,881        424,680        522,178              -
      Unit value of accumulation units                   $      16.29   $      16.98   $      15.83   $          -

                                                           Growth-         Growth       High-Yield
                                                           Income       Opportunities      Bond
                                                          Portfolio       Portfolio     Portfolio
                                                           (Class 1)      (Class 1)      (Class 1)
                                                         ------------   ------------   ------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $          0   $          0   $          0
      Investments in SunAmerica Series Trust,
          at net asset value                               68,815,280        258,640     12,031,008
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                        0              0              0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                        0              0              0
      Investments in American Funds Insurance Series,
          at net asset value                                        0              0              0
                                                         ------------   ------------   ------------

Total Assets:                                            $ 68,815,280   $    258,640   $ 12,031,008

Liabilities:                                                        0              0              0
                                                         ------------   ------------   ------------

                                                         $ 68,815,280   $    258,640   $ 12,031,008
                                                         ============   ============   ============
Net assets:

      Accumulation units                                 $ 68,688,300   $    258,640   $ 12,030,209

      Contracts in payout (annuitization) period              126,980              0            799
                                                         ------------   ------------   ------------

           Total net assets                              $ 68,815,280   $    258,640   $ 12,031,008
                                                         ============   ============   ============

Accumulation units outstanding                              3,720,474         58,482        974,758
                                                         ============   ============   ============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $      5,080   $          -   $          -
      Accumulation units outstanding                              663              -              -
      Unit value of accumulation units                   $       7.66   $          -   $          -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $ 12,689,770   $    242,161   $  6,280,236
      Accumulation units outstanding                        1,520,053         54,926        587,922
      Unit value of accumulation units                   $       8.35   $       4.41   $      10.68

Contracts with total expenses of 1.10% :
      Net Assets                                         $    809,605   $     16,479   $    491,002
      Accumulation units outstanding                           97,758          3,556         46,284
      Unit value of accumulation units                   $       8.28   $       4.63   $      10.61

Contracts with total expenses of 1.25% :
      Net Assets                                         $ 55,310,825   $          -   $  5,259,770
      Accumulation units outstanding                        2,102,000              -        340,552
      Unit value of accumulation units                   $      26.31   $          -   $      15.44

* Offered in Polaris Plus product.
** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                         International    International         MFS
                                                          Diversified      Growth and      Massachusetts      MFS Mid-
                                                           Equities          Income       Investors Trust    Cap Growth
                                                          Portfolio         Portfolio       Portfolio         Portfolio
                                                           (Class 1)         (Class 1)       (Class 1)         (Class 1)
                                                        ---------------  ---------------  ---------------  ---------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                            $             0  $             0  $             0  $             0
      Investments in SunAmerica Series Trust,
          at net asset value                                  5,345,355       13,930,099        7,288,167        3,733,305
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                          0                0                0                0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                          0                0                0                0
      Investments in American Funds Insurance Series,
          at net asset value                                          0                0                0                0
                                                        ---------------  ---------------  ---------------  ---------------

Total Assets:                                           $     5,345,355  $    13,930,099  $     7,288,167  $     3,733,305

Liabilities:                                                          0                0                0                0
                                                        ---------------  ---------------  ---------------  ---------------

                                                        $     5,345,355  $    13,930,099  $     7,288,167  $     3,733,305
                                                        ===============  ===============  ===============  ===============

Net assets:

      Accumulation units                                $     5,345,319  $    13,912,644  $     7,288,167  $     3,733,305

      Contracts in payout (annuitization) period                     36           17,455                0                0
                                                        ---------------  ---------------  ---------------  ---------------

           Total net assets                             $     5,345,355  $    13,930,099  $     7,288,167  $     3,733,305
                                                        ===============  ===============  ===============  ===============

Accumulation units outstanding                                  661,289        1,368,132          896,493          476,821
                                                        ===============  ===============  ===============  ===============

Contracts with total expenses of 0.85% *:
      Net Assets                                        $             -  $         6,113  $             -  $             -
      Accumulation units outstanding                                  -              750                -                -
      Unit value of accumulation units                  $             -  $          8.15  $             -  $             -

Contracts with total expenses of 0.85% **:
      Net Assets                                        $     1,598,844  $     6,793,262  $     6,552,693  $     3,460,534
      Accumulation units outstanding                            259,738          748,220          805,399          441,724
      Unit value of accumulation units                  $          6.16  $          9.08  $          8.14  $          7.83

Contracts with total expenses of 1.10% :
      Net Assets                                        $        69,931  $       322,306  $       735,474  $       272,771
      Accumulation units outstanding                             11,443           35,769           91,094           35,097
      Unit value of accumulation units                  $          6.11  $          9.01  $          8.07  $          7.77

Contracts with total expenses of 1.25% :
      Net Assets                                        $     3,676,580  $     6,808,418  $             -  $             -
      Accumulation units outstanding                            390,108          583,393                -                -
      Unit value of accumulation units                  $          9.42  $         11.67  $             -  $             -

                                                                             Putnam
                                                           MFS Total         Growth:           Real
                                                            Return           Voyager          Estate
                                                          Portfolio         Portfolio        Portfolio
                                                           (Class 1)        (Class 1)        (Class 1)
                                                        ---------------  ---------------  ---------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                            $             0  $             0  $             0
      Investments in SunAmerica Series Trust,
          at net asset value                                 56,227,175       31,102,195        7,548,327
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                          0                0                0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                          0                0                0
      Investments in American Funds Insurance Series,
          at net asset value                                          0                0                0
                                                        ---------------  ---------------  ---------------

Total Assets:                                           $    56,227,175  $    31,102,195  $     7,548,327

Liabilities:                                                          0                0                0
                                                        ---------------  ---------------  ---------------

                                                        $    56,227,175  $    31,102,195  $     7,548,327
                                                        ===============  ===============  ===============

Net assets:

      Accumulation units                                $    56,227,175  $    31,074,257  $     7,548,327

      Contracts in payout (annuitization) period                      0           27,938                0
                                                        ---------------  ---------------  ---------------

           Total net assets                             $    56,227,175  $    31,102,195  $     7,548,327
                                                        ===============  ===============  ===============

Accumulation units outstanding                                4,381,942        2,575,127          455,290
                                                        ===============  ===============  ===============

Contracts with total expenses of 0.85% *:
      Net Assets                                        $             -  $         1,016  $           131
      Accumulation units outstanding                                  -              174                8
      Unit value of accumulation units                  $             -  $          5.84  $         16.35

Contracts with total expenses of 0.85% **:
      Net Assets                                        $    50,723,945  $     6,733,277  $     2,026,616
      Accumulation units outstanding                          3,949,893        1,063,200          108,473
      Unit value of accumulation units                  $         12.84  $          6.33  $         18.68

Contracts with total expenses of 1.10% :
      Net Assets                                        $     5,503,230  $       587,161  $       104,214
      Accumulation units outstanding                            432,049           93,442            5,621
      Unit value of accumulation units                  $         12.74  $          6.28  $         18.54

Contracts with total expenses of 1.25% :
      Net Assets                                        $             -  $    23,780,741  $     5,417,366
      Accumulation units outstanding                                  -        1,418,311          341,188
      Unit value of accumulation units                  $             -  $         16.77  $         15.88

* Offered in Polaris Plus product.
** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                         Small Company    SunAmerica                        Telecom
                                                             Value         Balanced       Technology        Utility
                                                           Portfolio      Portfolio        Portfolio       Portfolio
                                                           (Class 1)      (Class 1)        (Class 1)       (Class 1)
                                                         -------------   -------------   -------------   -------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $           0   $           0   $           0   $           0
      Investments in SunAmerica Series Trust,
          at net asset value                                 8,786,020      57,607,133         264,982       3,674,204
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                         0               0               0               0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                         0               0               0               0
      Investments in American Funds Insurance Series,
          at net asset value                                         0               0               0               0
                                                         -------------   -------------   -------------   -------------

Total Assets:                                            $   8,786,020   $  57,607,133   $     264,982   $   3,674,204

Liabilities:                                                         0               0               0               0
                                                         -------------   -------------   -------------   -------------

                                                         $   8,786,020   $  57,607,133   $     264,982   $   3,674,204
                                                         =============   =============   =============   =============

Net assets:

      Accumulation units                                 $   8,786,020   $  57,490,917   $     264,982   $   3,653,477

      Contracts in payout (annuitization) period                     0         116,216               0          20,727
                                                         -------------   -------------   -------------   -------------

           Total net assets                              $   8,786,020   $  57,607,133   $     264,982   $   3,674,204
                                                         =============   =============   =============   =============

Accumulation units outstanding                                 495,118       4,282,718         121,974         375,895
                                                         =============   =============   =============   =============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $       5,316   $       5,933   $           -   $         111
      Accumulation units outstanding                               427             837               -              15
      Unit value of accumulation units                   $       12.45   $        7.09   $           -   $        7.37

Contracts with total expenses of 0.85% **:
      Net Assets                                         $           -   $   4,356,517   $     235,564   $     283,910
      Accumulation units outstanding                                 -         530,846         108,335          40,778
      Unit value of accumulation units                   $           -   $        8.21   $        2.17   $        6.96

Contracts with total expenses of 1.10% :
      Net Assets                                         $           -   $     224,279   $      29,418   $      28,684
      Accumulation units outstanding                                 -          27,544          13,639           4,149
      Unit value of accumulation units                   $           -   $        8.14   $        2.16   $        6.91

Contracts with total expenses of 1.25% :
      Net Assets                                         $   8,780,704   $  53,020,404   $           -   $   3,361,499
      Accumulation units outstanding                           494,691       3,723,491               -         330,953
      Unit value of accumulation units                   $       17.75   $       14.24   $           -   $       10.16

                                                           Worldwide                       Emerging
                                                          High Income       Comstock        Growth
                                                           Portfolio       Portfolio       Portfolio
                                                           (Class 1)       (Class II)     (Class II)
                                                         -------------   -------------   -------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $           0   $           0   $           0
      Investments in SunAmerica Series Trust,
          at net asset value                                 3,688,752               0               0
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                         0      53,666,882       5,481,963
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                         0               0               0
      Investments in American Funds Insurance Series,
          at net asset value                                         0               0               0
                                                         -------------   -------------   -------------

Total Assets:                                            $   3,688,752   $  53,666,882   $   5,481,963

Liabilities:                                                         0               0               0
                                                         -------------   -------------   -------------
                                                         $   3,688,752   $  53,666,882   $   5,481,963
                                                         =============   =============   =============

Net assets:

      Accumulation units                                 $   3,687,378   $  53,666,882   $   5,481,963

      Contracts in payout (annuitization) period                 1,374               0               0
                                                         -------------   -------------   -------------

           Total net assets                              $   3,688,752   $  53,666,882   $   5,481,963
                                                         =============   =============   =============

Accumulation units outstanding                                 260,053       4,972,603         644,101
                                                         =============   =============   =============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $           -   $           -   $           -
      Accumulation units outstanding                                 -               -               -
      Unit value of accumulation units                   $           -   $           -   $           -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $   1,460,907   $  48,699,444   $   4,836,260
      Accumulation units outstanding                           126,343       4,509,831         568,055
      Unit value of accumulation units                   $       11.56   $       10.80   $        8.51

Contracts with total expenses of 1.10% :
      Net Assets                                         $     168,898   $   4,967,438   $     645,703
      Accumulation units outstanding                            14,716         462,772          76,046
      Unit value of accumulation units                   $       11.48   $       10.73   $        8.49

Contracts with total expenses of 1.25% :
      Net Assets                                         $   2,058,947   $           -   $           -
      Accumulation units outstanding                           118,994               -               -
      Unit value of accumulation units                   $       17.30   $           -   $           -

* Offered in Polaris Plus product.
** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                             Growth         Growth                           Asset
                                                           and Income     and Income     Mid-Cap Value    Allocation
                                                            Portfolio     Portfolio        Portfolio          Fund
                                                           (Class II)     (Class VC)      (Class VC)       (Class 2)
                                                         -------------   -------------   -------------   -------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $           0   $           0   $           0   $           0
      Investments in SunAmerica Series Trust,
          at net asset value                                         0               0               0               0
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                36,998,962               0               0               0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                         0      48,589,564      28,866,718               0
      Investments in American Funds Insurance Series,
          at net asset value                                         0               0               0      59,677,489
                                                         -------------   -------------   -------------   -------------

Total Assets:                                            $  36,998,962   $  48,589,564   $  28,866,718   $  59,677,489

Liabilities:                                                         0               0               0               0
                                                         -------------   -------------   -------------   -------------

                                                         $  36,998,962   $  48,589,564   $  28,866,718   $  59,677,489
                                                         =============   =============   =============   =============

Net assets:

      Accumulation units                                 $  36,998,962   $  48,589,564   $  28,866,718   $  59,677,489

      Contracts in payout (annuitization) period                     0               0               0               0
                                                         -------------   -------------   -------------   -------------

           Total net assets                              $  36,998,962   $  48,589,564   $  28,866,718   $  59,677,489
                                                         =============   =============   =============   =============

Accumulation units outstanding                               3,280,374       4,562,992       2,598,873       4,799,401
                                                         =============   =============   =============   =============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $           -   $           -   $           -   $           -
      Accumulation units outstanding                                 -               -               -               -
      Unit value of accumulation units                   $           -   $           -   $           -   $           -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $  33,491,266   $  43,577,163   $  25,686,845   $  54,002,678
      Accumulation units outstanding                         2,967,167       4,090,198       2,311,323       4,341,675
      Unit value of accumulation units                   $       11.29   $       10.65   $       11.11   $       12.44

Contracts with total expenses of 1.10% :
      Net Assets                                         $   3,507,696   $   5,012,401   $   3,179,873   $   5,674,811
      Accumulation units outstanding                           313,207         472,794         287,550         457,726
      Unit value of accumulation units                   $       11.20   $       10.60   $       11.06   $       12.40

Contracts with total expenses of 1.25% :
      Net Assets                                         $           -   $           -   $           -   $           -
      Accumulation units outstanding                                 -               -               -               -
      Unit value of accumulation units                   $           -   $           -   $           -   $           -

                                                            Global                          Growth-
                                                            Growth          Growth          Income
                                                             Fund             Fund           Fund
                                                           (Class 2)        (Class 2)      (Class 2)
                                                         -------------   -------------   -------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $           0   $           0   $           0
      Investments in SunAmerica Series Trust,
          at net asset value                                         0               0
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                         0               0               0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                         0               0               0
      Investments in American Funds Insurance Series,
          at net asset value                                26,782,854      52,716,825      98,164,575
                                                         -------------   -------------   -------------

Total Assets:                                            $  26,782,854   $  52,716,825   $  98,164,575

Liabilities:                                                         0               0               0
                                                         -------------   -------------   -------------

                                                         $  26,782,854   $  52,716,825   $  98,164,575
                                                         =============   =============   =============

Net assets:

      Accumulation units                                 $  26,782,854   $  52,716,825   $  98,164,575

      Contracts in payout (annuitization) period                     0               0               0
                                                         -------------   -------------   -------------

           Total net assets                              $  26,782,854   $  52,716,825   $  98,164,575
                                                         =============   =============   =============

Accumulation units outstanding                               1,806,379       3,515,459       6,825,246
                                                         =============   =============   =============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $           -   $           -   $           -
      Accumulation units outstanding                                 -               -               -
      Unit value of accumulation units                   $           -   $           -   $           -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $  23,982,362   $  46,147,404   $  88,953,853
      Accumulation units outstanding                         1,616,933       3,076,002       6,182,253
      Unit value of accumulation units                   $       14.83   $       15.00   $       14.39

Contracts with total expenses of 1.10% :
      Net Assets                                         $   2,800,492   $   6,569,421   $   9,210,722
      Accumulation units outstanding                           189,446         439,457         642,993
      Unit value of accumulation units                   $       14.78   $       14.95   $       14.32

Contracts with total expenses of 1.25% :
      Net Assets                                         $           -   $           -   $           -
      Accumulation units outstanding                                 -               -               -
      Unit value of accumulation units                   $           -   $           -   $           -

* Offered in Polaris Plus product.
** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2004

                                                                          Net Asset Value    Net Asset
                       Variable Accounts                       Shares        Per Share         Value          Cost
-----------------------------------------------------------   ---------   ---------------   -----------   ------------
ANCHOR SERIES TRUST:
     Asset Allocation Portfolio (Class 1)                     1,269,718   $         13.88   $17,626,445   $ 17,612,416
     Capital Appreciation Portfolio (Class 1)                 2,245,463             30.41    68,288,994     82,223,661
     Government and Quality Bond Portfolio (Class 1)          4,527,954             15.20    68,841,287     66,707,152
     Growth Portfolio (Class 1)                               1,734,242             24.95    43,263,936     50,132,177

SUNAMERICA SERIES TRUST:
     Aggressive Growth Portfolio (Class 1)                    1,340,432   $          8.73   $11,702,361   $ 20,119,111
     Alliance Growth Portfolio (Class 1)                      4,413,473             17.06    75,292,292    134,509,820
     Blue Chip Growth Portfolio (Class 1)                       179,511              6.02     1,080,772      1,066,383
     Cash Management Portfolio (Class 1)                      1,912,326             10.69    20,444,351     20,764,396
     Corporate Bond Portfolio (Class 1)                       2,397,160             11.88    28,487,187     27,676,235
     Davis Venture Value Portfolio (Class 1)                  3,267,734             23.72    77,506,131     77,606,584
     "Dogs" of Wall Street Portfolio (Class 1)                  731,159             10.28     7,512,954      6,816,869
     Emerging Markets Portfolio (Class 1)                       762,867              9.38     7,158,565      6,135,405
     Equity Income Portfolio (Class 1)                          767,836             11.08     8,509,172      8,097,957
     Equity Index Portfolio (Class 1)                         4,458,003              9.44    42,104,093     49,796,015
     Federated American Leaders Portfolio (Class 1)           1,060,907             14.98    15,889,240     15,958,354
     Global Bond Portfolio (Class 1)                            797,667             11.38     9,081,423      8,848,455
     Global Equities Portfolio (Class 1)                      1,064,876             10.35    11,020,629     17,643,330
     Goldman Sachs Research Portfolio (Class 1)                 121,207              6.77       820,456        809,776
     Growth-Income Portfolio (Class 1)                        3,155,025             21.81    68,815,280     88,833,580
     Growth Opportunities Portfolio (Class 1)                    54,749              4.72       258,640        299,684
     High-Yield Bond Portfolio (Class 1)                      1,744,548              6.90    12,031,008     12,852,137
     International Diversified Equities Portfolio (Class 1)     775,295              6.89     5,345,355      6,087,139
     International Growth and Income Portfolio (Class 1)      1,354,890             10.28    13,930,099     13,915,262
     MFS Massachusetts Investors Trust Portfolio (Class 1)      707,870             10.30     7,288,167      8,374,529
     MFS Mid-Cap Growth Portfolio (Class 1)                     451,387              8.27     3,733,305      5,231,389
     MFS Total Return Portfolio (Class 1)                     3,495,044             16.09    56,227,175     53,671,809
     Putnam Growth: Voyager Portfolio (Class 1)               2,266,660             13.72    31,102,195     50,202,547
     Real Estate Portfolio (Class 1)                            512,687             14.72     7,548,327      6,074,275
     Small Company Value Portfolio (Class 1)                    708,761             12.40     8,786,020      7,536,157
     SunAmerica Balanced Portfolio (Class 1)                  4,362,701             13.20    57,607,133     74,288,610
     Technology Portfolio (Class 1)                             110,592              2.40       264,982        329,094
     Telecom Utility Portfolio (Class 1)                        468,369              7.84     3,674,204      5,753,745
     Worldwide High Income Portfolio (Class 1)                  500,796              7.37     3,688,752      4,082,297

VAN KAMPEN LIFE INVESTMENT TRUST:
     Comstock Portfolio (Class II)                            4,494,714   $         11.94   $53,666,882   $ 48,349,465
     Emerging Growth Portfolio (Class II)                       231,404             23.69     5,481,963      5,321,788
     Growth and Income Portfolio (Class II)                   2,184,118             16.94    36,998,962     34,123,094

LORD ABBETT SERIES FUND, INC.:
     Growth and Income Portfolio (Class VC)                   1,979,208   $         24.55   $48,589,564   $ 44,426,425
     Mid-Cap Value Portfolio (Class VC)                       1,609,968             17.93    28,866,718     25,494,859

AMERICAN FUNDS INSURANCE SERIES:
     Asset Allocation Fund (Class 2)                          4,129,930   $         14.45   $59,677,489   $ 57,118,405
     Global Growth Fund (Class 2)                             1,736,891             15.42    26,782,854     25,277,766
     Growth Fund (Class 2)                                    1,138,838             46.29    52,716,825     48,766,874
     Growth-Income Fund (Class 2)                             2,908,580             33.75    98,164,575     91,096,695

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004

                                                                                           Government
                                                                Asset         Capital         and
                                                             Allocation    Appreciation   Quality Bond      Growth
                                                              Portfolio      Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                              ---------      ---------      ---------      ---------
Investment income:
       Dividends                                            $    518,489   $          0   $  2,782,828   $    170,050
                                                            ------------   ------------   ------------   ------------
           Total investment income                               518,489              0      2,782,828        170,050
                                                            ------------   ------------   ------------   ------------
Expenses:
       Mortality and expense risk charge                        (157,567)      (523,614)      (690,337)      (329,505)
       Distribution expense charge                               (23,138)       (86,583)      (103,994)       (53,367)
                                                            ------------   ------------   ------------   ------------
           Total expenses                                       (180,705)      (610,197)      (794,331)      (382,872)
                                                            ------------   ------------   ------------   ------------

Net investment income (loss)                                     337,784       (610,197)     1,988,497       (212,822)
                                                            ------------   ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                               1,489,777      4,168,855     16,270,351      2,009,556
       Cost of shares sold                                    (1,518,686)    (5,644,755)   (15,437,796)    (2,689,576)
                                                            ------------   ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                      (28,909)    (1,475,900)       832,555       (680,020)
Realized Gain Distribution                                             0              0        510,063              0
                                                            ------------   ------------   ------------   ------------

Net Realized Gains (Losses)                                      (28,909)    (1,475,900)     1,342,618       (680,020)
                                                            ------------   ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                    (2,088,567)   (26,573,170)     5,558,429    (14,568,034)
       End of period                                              14,029    (13,934,667)     2,134,135     (6,868,241)
                                                            ------------   ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                              2,102,596     12,638,503     (3,424,294)     7,699,793
                                                            ------------   ------------   ------------   ------------

Increase (decrease) in net assets from operations           $  2,411,471   $ 10,552,406   $    (93,179)  $  6,806,951
                                                            ============   ============   ============   ============

                                                             Aggressive      Alliance       Blue Chip
                                                               Growth         Growth         Growth
                                                              Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)
                                                              ---------      ---------      ---------
Investment income:
       Dividends                                            $          0   $    189,747   $      1,598
                                                            ------------   ------------   ------------
           Total investment income                                     0        189,747          1,598
                                                            ------------   ------------   ------------
Expenses:
       Mortality and expense risk charge                        (121,265)      (803,712)        (6,990)
       Distribution expense charge                               (17,172)      (117,172)        (1,452)
                                                            ------------   ------------   ------------
           Total expenses                                       (138,437)      (920,884)        (8,442)
                                                            ------------   ------------   ------------

Net investment income (loss)                                    (138,437)      (731,137)        (6,844)
                                                            ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                               2,048,969      8,067,135        347,719
       Cost of shares sold                                    (3,551,131)   (14,105,640)      (357,268)
                                                            ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                   (1,502,162)    (6,038,505)        (9,549)
Realized Gain Distribution                                             0              0              0
                                                            ------------   ------------   ------------

Net Realized Gains (Losses)                                   (1,502,162)    (6,038,505)        (9,549)
                                                            ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                   (12,182,340)   (74,557,606)      (137,212)
       End of period                                          (8,416,750)   (59,217,528)        14,389
                                                            ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                              3,765,590     15,340,078        151,601
                                                            ------------   ------------   ------------

Increase (decrease) in net assets from operations           $  2,124,991   $  8,570,436   $    135,208
                                                            ============   ============   ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                                Cash         Corporate    Davis Venture     "Dogs" of
                                                             Management         Bond          Value        Wall Street
                                                              Portfolio      Portfolio      Portfolio       Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                                              ---------      ---------      ---------       ---------
Investment income:
  Dividends                                                 $    465,612   $  1,186,107   $    513,537    $    180,882
                                                            ------------   ------------   ------------    ------------
      Total investment income                                    465,612      1,186,107        513,537         180,882
                                                            ------------   ------------   ------------    ------------
Expenses:
  Mortality and expense risk charge                             (230,329)      (198,774)      (561,017)        (75,774)
  Distribution expense charge                                    (33,752)       (32,613)       (98,858)        (10,776)
                                                            ------------   ------------   ------------    ------------
      Total expenses                                            (264,081)      (231,387)      (659,875)        (86,550)
                                                            ------------   ------------   ------------    ------------

Net investment income (loss)                                     201,531        954,720       (146,338)         94,332
                                                            ------------   ------------   ------------    ------------
Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                   28,095,660      2,419,316      3,656,002       1,433,165
  Cost of shares sold                                        (28,325,783)    (2,298,822)    (4,094,947)     (1,402,679)
                                                            ------------   ------------   ------------    ------------
Net realized gains (losses) from
    securities transactions                                     (230,123)       120,494       (438,945)         30,486
Realized Gain Distribution                                             0              0              0               0
                                                            ------------   ------------   ------------    ------------

Net Realized Gains (Losses)                                     (230,123)       120,494       (438,945)         30,486
                                                            ------------   ------------   ------------    ------------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                           (211,646)       715,861    (16,959,776)       (732,462)
  End of period                                                 (320,045)       810,952       (100,453)        696,085
                                                            ------------   ------------   ------------    ------------
Change in net unrealized appreciation
    (depreciation) of investments                               (108,399)        95,091     16,859,323       1,428,547
                                                            ------------   ------------   ------------    ------------

Increase (decrease) in net assets from operations           $   (136,991)  $  1,170,305   $ 16,274,040    $  1,553,365
                                                            ============   ============   ============    ============

                                                              Emerging        Equity         Equity
                                                               Markets        Income         Index
                                                              Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)
                                                              ---------      ---------      ---------
Investment income:
  Dividends                                                 $          0   $    124,545   $    412,888
                                                            ------------   ------------   ------------
      Total investment income                                          0        124,545        412,888
                                                            ------------   ------------   ------------
Expenses:
  Mortality and expense risk charge                              (62,315)       (89,399)      (452,204)
  Distribution expense charge                                     (9,027)       (12,191)       (61,664)
                                                            ------------   ------------   ------------
      Total expenses                                             (71,342)      (101,590)      (513,868)
                                                            ------------   ------------   ------------

Net investment income (loss)                                     (71,342)        22,955       (100,980)
                                                            ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                    3,751,232        863,383      3,816,229
  Cost of shares sold                                         (3,313,146)      (844,035)    (4,737,352)
                                                            ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                      438,086         19,348       (921,123)
Realized Gain Distribution                                             0              0              0
                                                            ------------   ------------   ------------

Net Realized Gains (Losses)                                      438,086         19,348       (921,123)
                                                            ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                           (621,170)      (919,171)   (16,099,132)
  End of period                                                1,023,160        411,215     (7,691,922)
                                                            ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                              1,644,330      1,330,386      8,407,210
                                                            ------------   ------------   ------------

Increase (decrease) in net assets from operations           $  2,011,074   $  1,372,689   $  7,385,107
                                                            ============   ============   ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                             Federated                                     Goldman
                                                              American        Global         Global          Sachs
                                                              Leaders          Bond         Equities       Research
                                                             Portfolio       Portfolio      Portfolio      Portfolio
                                                             (Class 1)       (Class 1)      (Class 1)      (Class 1)
                                                             ---------       ---------      ---------      ---------
Investment income:
      Dividends                                             $    199,688   $          0   $     27,510   $          0
                                                            ------------   ------------   ------------   ------------
          Total investment income                                199,688              0         27,510              0
                                                            ------------   ------------   ------------   ------------
Expenses:
      Mortality and expense risk charge                         (125,619)       (93,985)      (109,491)        (4,730)
      Distribution expense charge                                (20,808)       (13,482)       (16,444)          (980)
                                                            ------------   ------------   ------------   ------------
          Total expenses                                        (146,427)      (107,467)      (125,935)        (5,710)
                                                            ------------   ------------   ------------   ------------

Net investment income (loss)                                      53,261       (107,467)       (98,425)        (5,710)
                                                            ------------   ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                                1,295,793      1,751,565      1,579,225        225,809
      Cost of shares sold                                     (1,386,503)    (1,718,552)    (2,655,688)      (237,676)
                                                            ------------   ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                      (90,710)        33,013     (1,076,463)       (11,867)
Realized Gain Distribution                                             0              0              0              0
                                                            ------------   ------------   ------------   ------------

Net Realized Gains (Losses)                                      (90,710)        33,013     (1,076,463)       (11,867)
                                                            ------------   ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                     (2,792,950)        94,698     (9,777,254)      (127,133)
      End of period                                              (69,114)       232,968     (6,622,701)        10,680
                                                            ------------   ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                              2,723,836        138,270      3,154,553        137,813
                                                            ------------   ------------   ------------   ------------

Increase (decrease) in net assets from operations           $  2,686,387   $     63,816   $  1,979,665   $    120,236
                                                            ============   ============   ============   ============


                                                               Growth-        Growth       High-Yield
                                                               Income      Opportunities      Bond
                                                              Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)
                                                              ---------      ---------      ---------
Investment income:
      Dividends                                             $    633,706   $          0   $    628,539
                                                            ------------   ------------   ------------
          Total investment income                                633,706              0        628,539
                                                            ------------   ------------   ------------
Expenses:
      Mortality and expense risk charge                         (700,430)        (1,771)       (88,823)
      Distribution expense charge                               (102,762)          (375)       (14,432)
                                                            ------------   ------------   ------------
          Total expenses                                        (803,192)        (2,146)      (103,255)
                                                            ------------   ------------   ------------

Net investment income (loss)                                    (169,486)        (2,146)       525,284
                                                            ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                                6,934,725        253,923      2,073,745
      Cost of shares sold                                     (9,195,594)      (332,130)    (2,460,033)
                                                            ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                   (2,260,869)       (78,207)      (386,288)
Realized Gain Distribution                                             0              0              0
                                                            ------------   ------------   ------------

Net Realized Gains (Losses)                                   (2,260,869)       (78,207)      (386,288)
                                                            ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                    (34,105,587)      (156,790)    (2,165,349)
      End of period                                          (20,018,300)       (41,044)      (821,129)
                                                            ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                             14,087,287        115,746      1,344,220
                                                            ------------   ------------   ------------

Increase (decrease) in net assets from operations           $ 11,656,932   $     35,393   $  1,483,216
                                                            ============   ============   ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                            International                          MFS
                                                             Diversified     International    Massachusetts      MFS Mid-
                                                               Equities    Growth and Income Investors Trust    Cap Growth
                                                              Portfolio        Portfolio        Portfolio        Portfolio
                                                              (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                              ---------        ---------        ---------        ---------
Investment income:
   Dividends                                                $    187,606     $    170,257     $     58,104     $          0
                                                            ------------     ------------     ------------     ------------
       Total investment income                                   187,606          170,257           58,104                0
                                                            ------------     ------------     ------------     ------------
Expenses:
   Mortality and expense risk charge                             (45,866)        (117,045)         (52,700)         (25,410)
   Distribution expense charge                                    (6,937)         (19,723)         (10,924)          (5,307)
                                                            ------------     ------------     ------------     ------------
       Total expenses                                            (52,803)        (136,768)         (63,624)         (30,717)
                                                            ------------     ------------     ------------     ------------

Net investment income (loss)                                     134,803           33,489           (5,520)         (30,717)
                                                            ------------     ------------     ------------     ------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                   3,145,094       13,573,525        1,325,869          905,433
   Cost of shares sold                                        (3,886,923)     (14,528,701)      (1,616,543)      (1,394,771)
                                                            ------------     ------------     ------------     ------------
Net realized gains (losses) from
    securities transactions                                     (741,829)        (955,176)        (290,674)        (489,338)
Realized Gain Distribution                                             0                0                0                0
                                                            ------------     ------------     ------------     ------------

Net Realized Gains (Losses)                                     (741,829)        (955,176)        (290,674)        (489,338)
                                                            ------------     ------------     ------------     ------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                        (2,562,493)      (4,915,777)      (2,405,996)      (2,962,498)
   End of period                                                (741,784)          14,837       (1,086,362)      (1,498,084)
                                                            ------------     ------------     ------------     ------------
Change in net unrealized appreciation
    (depreciation) of investments                              1,820,709        4,930,614        1,319,634        1,464,414
                                                            ------------     ------------     ------------     ------------

Increase (decrease) in net assets from operations           $  1,213,683     $  4,008,927     $  1,023,440     $    944,359
                                                            ============     ============     ============     ============

                                                                              Putnam
                                                              MFS Total       Growth:         Real
                                                               Return         Voyager        Estate
                                                              Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)
                                                              ---------      ---------      ---------
Investment income:
   Dividends                                                $  1,729,819   $     77,562   $    163,444
                                                            ------------   ------------   ------------
       Total investment income                                 1,729,819         77,562        163,444
                                                            ------------   ------------   ------------
Expenses:
   Mortality and expense risk charge                            (306,047)      (317,957)       (69,190)
   Distribution expense charge                                   (63,510)       (46,426)       (10,385)
                                                            ------------   ------------   ------------
       Total expenses                                           (369,557)      (364,383)       (79,575)
                                                            ------------   ------------   ------------

Net investment income (loss)                                   1,360,262       (286,821)        83,869
                                                            ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                     727,793      4,592,095      1,677,362
   Cost of shares sold                                          (701,406)    (7,653,655)    (1,307,697)
                                                            ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                       26,387     (3,061,560)       369,665
Realized Gain Distribution                                             0              0              0
                                                            ------------   ------------   ------------

Net Realized Gains (Losses)                                       26,387     (3,061,560)       369,665
                                                            ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                          (811,545)   (26,645,565)       615,222
   End of period                                               2,555,366    (19,100,352)     1,474,052
                                                            ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                              3,366,911      7,545,213        858,830
                                                            ------------   ------------   ------------

Increase (decrease) in net assets from operations           $  4,753,560   $  4,196,832   $  1,312,364
                                                            ============   ============   ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                            Small Company    SunAmerica                     Telecom
                                                                Value         Balanced     Technology       Utility
                                                              Portfolio      Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                              ---------      ---------      ---------      ---------
Investment income:
   Dividends                                                $          0   $  1,315,523   $          0   $    228,450
                                                            ------------   ------------   ------------   ------------
       Total investment income                                         0      1,315,523              0        228,450
                                                            ------------   ------------   ------------   ------------
Expenses:
   Mortality and expense risk charge                             (85,338)      (633,750)        (1,611)       (40,354)
   Distribution expense charge                                   (11,640)       (88,829)          (331)        (5,701)
                                                            ------------   ------------   ------------   ------------
       Total expenses                                            (96,978)      (722,579)        (1,942)       (46,055)
                                                            ------------   ------------   ------------   ------------

Net investment income (loss)                                     (96,978)       592,944         (1,942)       182,395
                                                            ------------   ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                   1,310,356      8,261,692        120,625        655,616
   Cost of shares sold                                        (1,246,736)   (10,746,074)      (139,547)    (1,038,612)
                                                            ------------   ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                       63,620     (2,484,382)       (18,922)      (382,996)
Realized Gain Distribution                                             0              0              0              0
                                                            ------------   ------------   ------------   ------------

Net Realized Gains (Losses)                                       63,620     (2,484,382)       (18,922)      (382,996)
                                                            ------------   ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                          (945,036)   (24,110,471)       (97,562)    (2,788,242)
   End of period                                               1,249,863    (16,681,477)       (64,112)    (2,079,541)
                                                            ------------   ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                              2,194,899      7,428,994         33,450        708,701
                                                            ------------   ------------   ------------   ------------

Increase (decrease) in net assets from operations           $  2,161,541   $  5,537,556   $     12,586   $    508,100
                                                            ============   ============   ============   ============

                                                              Worldwide                     Emerging
                                                             High Income     Comstock        Growth
                                                              Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class II)     (Class II)
                                                              ---------      ----------     ----------
Investment income:
   Dividends                                                $    238,501   $    369,983   $          0
                                                            ------------   ------------   ------------
       Total investment income                                   238,501        369,983              0
                                                            ------------   ------------   ------------
Expenses:
   Mortality and expense risk charge                             (30,441)      (226,488)       (26,869)
   Distribution expense charge                                    (4,691)       (47,092)        (5,509)
                                                            ------------   ------------   ------------
       Total expenses                                            (35,132)      (273,580)       (32,378)
                                                            ------------   ------------   ------------

Net investment income (loss)                                     203,369         96,403        (32,378)
                                                            ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                     410,206        313,991        459,834
   Cost of shares sold                                          (457,081)      (281,855)      (435,101)
                                                            ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                      (46,875)        32,136         24,733
Realized Gain Distribution                                             0              0              0
                                                            ------------   ------------   ------------

Net Realized Gains (Losses)                                      (46,875)        32,136         24,733
                                                            ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                          (494,352)      (688,204)      (169,565)
   End of period                                                (393,545)     5,317,417        160,175
                                                            ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                                100,807      6,005,621        329,740
                                                            ------------   ------------   ------------

Increase (decrease) in net assets from operations           $    257,301   $  6,134,160   $    322,095
                                                            ============   ============   ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                               Growth        Growth                       Asset
                                                            and Income    and Income    Mid-Cap Value  Allocation
                                                             Portfolio     Portfolio      Portfolio        Fund
                                                            (Class II)    (Class VC)     (Class VC)     (Class 2)
                                                            ----------    ----------     ----------     ---------
Investment income:
   Dividends                                                $   246,762   $   179,058   $    81,023   $   676,500
                                                            -----------   -----------   -----------   -----------
       Total investment income                                  246,762       179,058        81,023       676,500
                                                            -----------   -----------   -----------   -----------
Expenses:
   Mortality and expense risk charge                           (153,571)     (187,724)     (110,464)     (220,796)
   Distribution expense charge                                  (31,757)      (38,752)      (22,717)      (45,874)
                                                            -----------   -----------   -----------   -----------
       Total expenses                                          (185,328)     (226,476)     (133,181)     (266,670)
                                                            -----------   -----------   -----------   -----------

Net investment income (loss)                                     61,434       (47,418)      (52,158)      409,830
                                                            -----------   -----------   -----------   -----------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                    592,617       143,650       545,666       192,802
   Cost of shares sold                                         (559,583)     (128,550)     (488,007)     (181,726)
                                                            -----------   -----------   -----------   -----------
Net realized gains (losses) from
    securities transactions                                      33,034        15,100        57,659        11,076
Realized Gain Distribution                                            0             0       167,510             0
                                                            -----------   -----------   -----------   -----------

Net Realized Gains (Losses)                                      33,034        15,100       225,169        11,076
                                                            -----------   -----------   -----------   -----------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                         (362,037)      374,488        39,864       378,658
   End of period                                              2,875,868     4,163,139     3,371,859     2,559,084
                                                            -----------   -----------   -----------   -----------
Change in net unrealized appreciation
    (depreciation) of investments                             3,237,905     3,788,651     3,331,995     2,180,426
                                                            -----------   -----------   -----------   -----------

Increase (decrease) in net assets from operations           $ 3,332,373   $ 3,756,333   $ 3,505,006   $ 2,601,332
                                                            ===========   ===========   ===========   ===========

                                                              Global                      Growth-
                                                              Growth        Growth        Income
                                                               Fund          Fund          Fund
                                                             (Class 2)     (Class 2)     (Class 2)
                                                             ---------     ---------     ---------
Investment income:
   Dividends                                                $    12,751   $    26,948   $   443,522
                                                            -----------   -----------   -----------
       Total investment income                                   12,751        26,948       443,522
                                                            -----------   -----------   -----------
Expenses:
   Mortality and expense risk charge                            (74,262)     (179,432)     (341,445)
   Distribution expense charge                                  (15,423)      (36,826)      (70,721)
                                                            -----------   -----------   -----------
       Total expenses                                           (89,685)     (216,258)     (412,166)
                                                            -----------   -----------   -----------

Net investment income (loss)                                    (76,934)     (189,310)       31,356
                                                            -----------   -----------   -----------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                     78,649       444,384       141,556
   Cost of shares sold                                          (73,303)     (402,447)     (127,254)
                                                            -----------   -----------   -----------
Net realized gains (losses) from
    securities transactions                                       5,346        41,937        14,302
Realized Gain Distribution                                            0             0             0
                                                            -----------   -----------   -----------

Net Realized Gains (Losses)                                       5,346        41,937        14,302
                                                            -----------   -----------   -----------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                           94,538       397,761       651,739
   End of period                                              1,505,088     3,949,951     7,067,880
                                                            -----------   -----------   -----------
Change in net unrealized appreciation
    (depreciation) of investments                             1,410,550     3,552,190     6,416,141
                                                            -----------   -----------   -----------

Increase (decrease) in net assets from operations           $ 1,338,962   $ 3,404,817   $ 6,461,799
                                                            ===========   ===========   ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004

                                                                                              Government
                                                                   Asset        Capital          and
                                                                Allocation    Appreciation   Quality Bond      Growth
                                                                 Portfolio      Portfolio      Portfolio      Portfolio
                                                                 (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                                 ---------      ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $    337,784   $   (610,197)  $  1,988,497   $   (212,822)
  Net realized gains (losses) from
     securities transactions                                        (28,909)    (1,475,900)     1,342,618       (680,020)
  Change in net unrealized appreciation
     (depreciation) of investments                                2,102,596     12,638,503     (3,424,294)     7,699,793
                                                               ------------   ------------   ------------   ------------
  Increase (decrease) in net assets from operations               2,411,471     10,552,406        (93,179)     6,806,951
                                                               ------------   ------------   ------------   ------------
From capital transactions:
     Net proceeds from units sold                                   590,359      8,790,245      5,781,551      5,302,527
     Cost of units redeemed                                      (1,068,022)    (3,821,092)    (6,609,434)    (2,220,914)
     Annuity benefit payments                                        (1,151)        (1,739)       (12,310)        (1,372)
     Net transfers                                                3,057,288      7,357,759       (120,127)     5,863,975
                                                               ------------   ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions     2,578,474     12,325,173       (960,320)     8,944,216
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in net assets                                 4,989,945     22,877,579     (1,053,499)    15,751,167
Net assets at beginning of period                                12,636,500     45,411,415     69,894,786     27,512,769
                                                               ------------   ------------   ------------   ------------
Net assets at end of period                                    $ 17,626,445   $ 68,288,994   $ 68,841,287   $ 43,263,936
                                                               ============   ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0              0
  Units redeemed                                                          0           (872)           (62)             0
  Units transferred                                                       0              0            (89)             0
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                                  0           (872)          (151)             0
Beginning units                                                           0          2,897            326          1,707
                                                               ------------   ------------   ------------   ------------
Ending units                                                              0          2,025            175          1,707
                                                               ============   ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                         34,077        685,702        404,488        467,040
  Units redeemed                                                     (6,988)      (182,138)      (182,933)       (84,501)
  Units transferred                                                  51,382        602,436        391,068        533,512
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                             78,471      1,106,000        612,623        916,051
Beginning units                                                     246,399      2,242,839      1,104,627      1,319,642
                                                               ------------   ------------   ------------   ------------
Ending units                                                        324,870      3,348,839      1,717,250      2,235,693
                                                               ============   ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                          1,348         82,082         20,996         62,796
  Units redeemed                                                          0         (6,778)          (699)        (9,231)
  Units transferred                                                 (13,655)        70,754         46,714         47,546
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                            (12,307)       146,058         67,011        101,111
Beginning units                                                      24,587        193,637         71,303         97,032
                                                               ------------   ------------   ------------   ------------
Ending units                                                         12,280        339,695        138,314        198,143
                                                               ============   ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                         10,200         21,004         18,338         11,865
  Units redeemed                                                    (49,216)       (57,020)      (252,319)       (53,526)
  Units transferred                                                 130,332         13,009       (342,189)        17,531
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                             91,316        (23,007)      (576,170)       (24,130)
Beginning units                                                     571,196        872,982      3,259,053        767,232
                                                               ------------   ------------   ------------   ------------
Ending units                                                        662,512        849,975      2,682,883        743,102
                                                               ============   ============   ============   ============

                                                                Aggressive      Alliance       Blue Chip
                                                                  Growth         Growth         Growth
                                                                 Portfolio      Portfolio      Portfolio
                                                                 (Class 1)      (Class 1)      (Class 1)
                                                                 ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $   (138,437)  $   (731,137)  $     (6,844)
  Net realized gains (losses) from
     securities transactions                                     (1,502,162)    (6,038,505)        (9,549)
  Change in net unrealized appreciation
     (depreciation) of investments                                3,765,590     15,340,078        151,601
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from operations               2,124,991      8,570,436        135,208
                                                               ------------   ------------   ------------
From capital transactions:
     Net proceeds from units sold                                   434,678      1,096,211        263,204
     Cost of units redeemed                                        (538,907)    (4,797,750)      (216,917)
     Annuity benefit payments                                             0         (4,395)             0
     Net transfers                                                  137,309     (1,702,281)       139,540
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions        33,080     (5,408,215)       185,827
                                                               ------------   ------------   ------------
Increase (decrease) in net assets                                 2,158,071      3,162,221        321,035
Net assets at beginning of period                                 9,544,290     72,130,071        759,737
                                                               ------------   ------------   ------------
Net assets at end of period                                    $ 11,702,361   $ 75,292,292   $  1,080,772
                                                               ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0
  Units redeemed                                                          0              0              0
  Units transferred                                                      22             22              0
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                                 22             22              0
Beginning units                                                         288          1,984              0
                                                               ------------   ------------   ------------
Ending units                                                            310          2,006              0
                                                               ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                         29,705         44,965         43,805
  Units redeemed                                                     (7,135)      (147,225)       (40,419)
  Units transferred                                                  15,529       (250,191)        19,280
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                             38,099       (352,451)        22,666
Beginning units                                                     142,222      2,297,444        155,299
                                                               ------------   ------------   ------------
Ending units                                                        180,321      1,944,993        177,965
                                                               ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                          1,139          6,833          6,823
  Units redeemed                                                        (99)        (1,668)             0
  Units transferred                                                   4,725           (783)         6,865
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                              5,765          4,382         13,688
Beginning units                                                       6,373        133,969          9,776
                                                               ------------   ------------   ------------
Ending units                                                         12,138        138,351         23,464
                                                               ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                         16,181         27,848              0
  Units redeemed                                                    (38,015)      (142,698)             0
  Units transferred                                                    (739)        (3,344)             0
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                            (22,573)      (118,194)             0
Beginning units                                                     812,929      2,424,504              0
                                                               ------------   ------------   ------------
Ending units                                                        790,356      2,306,310              0
                                                               ============   ============   ============

     * Offered in Polaris Plus product.

     ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                                   Cash        Corporate     Davis Venture    "Dogs" of
                                                                Management       Bond            Value       Wall Street
                                                                Portfolio      Portfolio       Portfolio      Portfolio
                                                                (Class 1)      (Class 1)       (Class 1)      (Class 1)
                                                                ---------      ---------       ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $    201,531   $    954,720   $   (146,338)  $     94,332
  Net realized gains (losses) from
     securities transactions                                       (230,123)       120,494       (438,945)        30,486
  Change in net unrealized appreciation
     (depreciation) of investments                                 (108,399)        95,091     16,859,323      1,428,547
                                                               ------------   ------------   ------------   ------------
  Increase (decrease) in net assets from operations                (136,991)     1,170,305     16,274,040      1,553,365
                                                               ------------   ------------   ------------   ------------
From capital transactions:
     Net proceeds from units sold                                 3,846,934      4,037,488      5,995,465        135,015
     Cost of units redeemed                                      (3,373,206)    (1,184,940)    (3,876,364)      (520,626)
     Annuity benefit payments                                        (6,721)          (295)        (1,570)          (113)
     Net transfers                                               (4,377,252)     7,752,602      7,371,977       (183,272)
                                                               ------------   ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions    (3,910,245)    10,604,855      9,489,508       (568,996)
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in net assets                                (4,047,236)    11,775,160     25,763,548        984,369
Net assets at beginning of period                                24,491,587     16,712,027     51,742,583      6,528,585
                                                               ------------   ------------   ------------   ------------
Net assets at end of period                                    $ 20,444,351   $ 28,487,187   $ 77,506,131   $  7,512,954
                                                               ============   ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0              0
  Units redeemed                                                          0              0              0              0
  Units transferred                                                       0              0            (38)             8
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                                  0              0            (38)             8
Beginning units                                                       3,497              0          1,413              0
                                                               ------------   ------------   ------------   ------------
Ending units                                                          3,497              0          1,375              8
                                                               ============   ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                        300,000        277,167        412,546          4,959
  Units redeemed                                                   (105,241)       (34,850)      (227,955)       (14,979)
  Units transferred                                                (140,885)       545,479        482,844         (3,435)
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                             53,874        787,796        667,435        (13,455)
Beginning units                                                     321,915        428,783      3,552,389         74,185
                                                               ------------   ------------   ------------   ------------
Ending units                                                        375,789      1,216,579      4,219,824         60,730
                                                               ============   ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                          1,742         24,697         91,206          2,835
  Units redeemed                                                    (16,150)          (674)        (4,763)             0
  Units transferred                                                  15,147         56,227         70,137         (5,650)
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                                739         80,250        156,580         (2,815)
Beginning units                                                      43,742         62,702        274,799         11,035
                                                               ------------   ------------   ------------   ------------
Ending units                                                         44,481        142,952        431,379          8,220
                                                               ============   ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                         41,326          5,466         20,642          4,752
  Units redeemed                                                   (155,603)       (43,950)       (54,239)       (34,862)
  Units transferred                                                (228,808)        (5,746)        57,169         (8,526)
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                           (343,085)       (44,230)        23,572        (38,636)
Beginning units                                                   1,553,588        679,219        837,110        647,923
                                                               ------------   ------------   ------------   ------------
Ending units                                                      1,210,503        634,989        860,682        609,287
                                                               ============   ============   ============   ============

                                                                 Emerging        Equity         Equity
                                                                  Markets        Income          Index
                                                                 Portfolio      Portfolio      Portfolio
                                                                 (Class 1)      (Class 1)      (Class 1)
                                                                 ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $    (71,342)  $     22,955   $   (100,980)
  Net realized gains (losses) from
     securities transactions                                        438,086         19,348       (921,123)
  Change in net unrealized appreciation
     (depreciation) of investments                                1,644,330      1,330,386      8,407,210
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from operations               2,011,074      1,372,689      7,385,107
                                                               ------------   ------------   ------------
From capital transactions:
     Net proceeds from units sold                                    84,156         90,688        194,651
     Cost of units redeemed                                        (417,262)      (459,572)    (2,712,708)
     Annuity benefit payments                                          (373)          (504)        (7,307)
     Net transfers                                                1,481,679        700,908        933,651
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions     1,148,200        331,520     (1,591,713)
                                                               ------------   ------------   ------------
Increase (decrease) in net assets                                 3,159,274      1,704,209      5,793,394
Net assets at beginning of period                                 3,999,291      6,804,963     36,310,699
                                                               ------------   ------------   ------------
Net assets at end of period                                    $  7,158,565   $  8,509,172   $ 42,104,093
                                                               ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0
  Units redeemed                                                          0              0              0
  Units transferred                                                       0              0              0
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                                  0              0              0
Beginning units                                                           0              0              0
                                                               ------------   ------------   ------------
Ending units                                                              0              0              0
                                                               ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                          3,272              0              0
  Units redeemed                                                    (14,438)             0              0
  Units transferred                                                 (10,221)             0              0
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                            (21,387)             0              0
Beginning units                                                     102,396              0              0
                                                               ------------   ------------   ------------
Ending units                                                         81,009              0              0
                                                               ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                              0              0              0
  Units redeemed                                                        (80)             0              0
  Units transferred                                                  (4,602)             0              0
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                             (4,682)             0              0
Beginning units                                                      10,925              0              0
                                                               ------------   ------------   ------------
Ending units                                                          6,243              0              0
                                                               ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                          5,349          8,713         23,818
  Units redeemed                                                    (31,690)       (44,553)      (341,827)
  Units transferred                                                 187,980         69,678        113,966
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                            161,639         33,838       (204,043)
Beginning units                                                     518,892        758,827      5,344,702
                                                               ------------   ------------   ------------
Ending units                                                        680,531        792,665      5,140,659
                                                               ============   ============   ============


     * Offered in Polaris Plus product.

     ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                                 Federated                                    Goldman
                                                                 American        Global         Global          Sachs
                                                                  Leaders         Bond         Equities       Research
                                                                 Portfolio      Portfolio      Portfolio      Portfolio
                                                                 (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                                 ---------      ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $     53,261   $   (107,467)  $    (98,425)  $     (5,710)
  Net realized gains (losses) from
     securities transactions                                        (90,710)        33,013     (1,076,463)       (11,867)
  Change in net unrealized appreciation
     (depreciation) of investments                                2,723,836        138,270      3,154,553        137,813
                                                               ------------   ------------   ------------   ------------
  Increase (decrease) in net assets from operations               2,686,387         63,816      1,979,665        120,236
                                                               ------------   ------------   ------------   ------------
From capital transactions:
     Net proceeds from units sold                                 1,574,605        396,664        152,976        209,821
     Cost of units redeemed                                        (838,292)      (583,601)      (826,379)       (45,311)
     Annuity benefit payments                                          (101)        (2,146)           (66)             0
     Net transfers                                                1,556,431        193,832       (324,384)        80,507
                                                               ------------   ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions     2,292,643          4,749       (997,853)       245,017
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in net assets                                 4,979,030         68,565        981,812        365,253
Net assets at beginning of period                                10,910,210      9,012,858     10,038,817        455,203
                                                               ------------   ------------   ------------   ------------
Net assets at end of period                                    $ 15,889,240   $  9,081,423   $ 11,020,629   $    820,456
                                                               ============   ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0              0
  Units redeemed                                                          0              0              0              0
  Units transferred                                                       0              0              0              0
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                                  0              0              0              0
Beginning units                                                           0              0            212              0
                                                               ------------   ------------   ------------   ------------
Ending units                                                              0              0            212              0
                                                               ============   ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                        145,965         25,291         10,166         32,267
  Units redeemed                                                    (38,003)        (4,145)       (27,355)        (7,182)
  Units transferred                                                 165,220         45,965        (71,383)        15,453
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                            273,182         67,111        (88,572)        40,538
Beginning units                                                     560,019         74,019        477,240         76,812
                                                               ------------   ------------   ------------   ------------
Ending units                                                        833,201        141,130        388,668        117,350
                                                               ============   ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                          8,695          1,418              0          1,536
  Units redeemed                                                     (1,508)          (122)        (1,807)             0
  Units transferred                                                  12,309          3,608             (3)        (1,373)
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                             19,496          4,904         (1,810)           163
Beginning units                                                      24,706          6,954          9,781         10,045
                                                               ------------   ------------   ------------   ------------
Ending units                                                         44,202         11,858          7,971         10,208
                                                               ============   ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                          4,609          4,097          5,290              0
  Units redeemed                                                    (29,437)       (31,291)       (41,736)             0
  Units transferred                                                  (9,399)       (24,904)         8,129              0
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                            (34,227)       (52,098)       (28,317)             0
Beginning units                                                     463,108        476,778        550,495              0
                                                               ------------   ------------   ------------   ------------
Ending units                                                        428,881        424,680        522,178              0
                                                               ============   ============   ============   ============

                                                                 Growth-         Growth       High-Yield
                                                                  Income      Opportunities      Bond
                                                                 Portfolio      Portfolio      Portfolio
                                                                 (Class 1)      (Class 1)      (Class 1)
                                                                 ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $   (169,486)  $     (2,146)  $    525,284
  Net realized gains (losses) from
     securities transactions                                     (2,260,869)       (78,207)      (386,288)
  Change in net unrealized appreciation
     (depreciation) of investments                               14,087,287        115,746      1,344,220
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from operations              11,656,932         35,393      1,483,216
                                                               ------------   ------------   ------------
From capital transactions:
     Net proceeds from units sold                                   972,749         16,651      1,067,256
     Cost of units redeemed                                      (4,559,158)        (4,374)      (647,795)
     Annuity benefit payments                                        (6,250)             0            (62)
     Net transfers                                                 (830,715)        35,140      2,949,757
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions    (4,423,374)        47,417      3,369,156
                                                               ------------   ------------   ------------
Increase (decrease) in net assets                                 7,233,558         82,810      4,852,372
Net assets at beginning of period                                61,581,722        175,830      7,178,636
                                                               ------------   ------------   ------------
Net assets at end of period                                    $ 68,815,280   $    258,640   $ 12,031,008
                                                               ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0
  Units redeemed                                                          0              0              0
  Units transferred                                                      16              0              0
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                                 16              0              0
Beginning units                                                         647              0              0
                                                               ------------   ------------   ------------
Ending units                                                            663              0              0
                                                               ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                         39,349          1,466         87,692
  Units redeemed                                                   (114,780)        (1,018)       (24,679)
  Units transferred                                                (148,184)         6,465        256,949
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                           (223,615)         6,913        319,962
Beginning units                                                   1,743,668         48,013        267,960
                                                               ------------   ------------   ------------
Ending units                                                      1,520,053         54,926        587,922
                                                               ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                          1,147          2,021         11,470
  Units redeemed                                                    (10,584)             0           (543)
  Units transferred                                                  (1,873)         1,218         17,155
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                            (11,310)         3,239         28,082
Beginning units                                                     109,068            317         18,202
                                                               ------------   ------------   ------------
Ending units                                                         97,758          3,556         46,284
                                                               ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                         24,809              0          3,429
  Units redeemed                                                   (139,131)             0        (26,530)
  Units transferred                                                  13,556              0         11,586
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                           (100,766)             0        (11,515)
Beginning units                                                   2,202,766              0        352,067
                                                               ------------   ------------   ------------
Ending units                                                      2,102,000              0        340,552
                                                               ============   ============   ============

     * Offered in Polaris Plus product.

     ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                               International                          MFS
                                                                Diversified     International     Massachusetts      MFS Mid-
                                                                  Equities    Growth and Income  Investors Trust    Cap Growth
                                                                 Portfolio        Portfolio        Portfolio        Portfolio
                                                                 (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                 ---------        ---------        ---------        ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $    134,803     $     33,489     $     (5,520)    $    (30,717)
  Net realized gains (losses) from
     securities transactions                                       (741,829)        (955,176)        (290,674)        (489,338)
  Change in net unrealized appreciation
     (depreciation) of investments                                1,820,709        4,930,614        1,319,634        1,464,414
                                                               ------------     ------------     ------------     ------------
  Increase (decrease) in net assets from operations               1,213,683        4,008,927        1,023,440          944,359
                                                               ------------     ------------     ------------     ------------
From capital transactions:

     Net proceeds from units sold                                   254,844          354,005          221,870          170,382
     Cost of units redeemed                                        (275,656)        (986,218)        (619,260)        (322,466)
     Annuity benefit payments                                          (653)            (839)               0                0
     Net transfers                                                  497,146         (180,498)        (319,326)         100,287
                                                               ------------     ------------     ------------     ------------
  Increase (decrease) in net assets from capital transactions       475,681         (813,550)        (716,716)         (51,797)
                                                               ------------     ------------     ------------     ------------
Increase (decrease) in net assets                                 1,689,364        3,195,377          306,724          892,562
Net assets at beginning of period                                 3,655,991       10,734,722        6,981,443        2,840,743
                                                               ------------     ------------     ------------     ------------
Net assets at end of period                                    $  5,345,355     $ 13,930,099     $  7,288,167     $  3,733,305
                                                               ============     ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0                0                0                0
  Units redeemed                                                          0                0                0                0
  Units transferred                                                       0               82                0                0
                                                               ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                  0               82                0                0
Beginning units                                                           0              668                0                0
                                                               ------------     ------------     ------------     ------------
Ending units                                                              0              750                0                0
                                                               ============     ============     ============     ============
Contracts with total expenses of 0.85% **:
  Units sold                                                         20,556           20,902           12,622           22,074
  Units redeemed                                                    (14,236)         (79,443)         (67,256)         (42,056)
  Units transferred                                                  49,087          (31,024)         (42,042)          12,472
                                                               ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                             55,407          (89,565)         (96,676)          (7,510)
Beginning units                                                     204,331          837,785          902,075          449,234
                                                               ------------     ------------     ------------     ------------
Ending units                                                        259,738          748,220          805,399          441,724
                                                               ============     ============     ============     ============
Contracts with total expenses of 1.10%:
  Units sold                                                         10,508            4,813           13,952              755
  Units redeemed                                                          0           (1,327)         (12,268)            (858)
  Units transferred                                                    (615)               5             (841)           1,452
                                                               ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                              9,893            3,491              843            1,349
Beginning units                                                       1,550           32,278           90,251           33,748
                                                               ------------     ------------     ------------     ------------
Ending units                                                         11,443           35,769           91,094           35,097
                                                               ============     ============     ============     ============
Contracts with total expenses of 1.25% :
  Units sold                                                          8,536           11,609                0                0
  Units redeemed                                                    (22,289)         (29,093)               0                0
  Units transferred                                                  25,296           24,237                0                0
                                                               ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                             11,543            6,753                0                0
Beginning units                                                     378,565          576,640                0                0
                                                               ------------     ------------     ------------     ------------
Ending units                                                        390,108          583,393                0                0
                                                               ============     ============     ============     ============

                                                                                 Putnam
                                                                 MFS Total       Growth:         Real
                                                                  Return         Voyager        Estate
                                                                 Portfolio      Portfolio      Portfolio
                                                                 (Class 1)      (Class 1)      (Class 1)
                                                                 ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $  1,360,262   $   (286,821)  $     83,869
  Net realized gains (losses) from
     securities transactions                                         26,387     (3,061,560)       369,665
  Change in net unrealized appreciation
     (depreciation) of investments                                3,366,911      7,545,213        858,830
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from operations               4,753,560      4,196,832      1,312,364
                                                               ------------   ------------   ------------
From capital transactions:

     Net proceeds from units sold                                 7,662,083      1,701,746        205,406
     Cost of units redeemed                                      (2,526,357)    (2,331,596)      (644,971)
     Annuity benefit payments                                             0         (2,525)             0
     Net transfers                                               16,887,433       (394,062)     1,207,025
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions    22,023,159     (1,026,437)       767,460
                                                               ------------   ------------   ------------
Increase (decrease) in net assets                                26,776,719      3,170,395      2,079,824
Net assets at beginning of period                                29,450,456     27,931,800      5,468,503
                                                               ------------   ------------   ------------
Net assets at end of period                                    $ 56,227,175   $ 31,102,195   $  7,548,327
                                                               ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0
  Units redeemed                                                          0              0              0
  Units transferred                                                       0              0              8
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                                  0              0              8
Beginning units                                                           0            174              0
                                                               ------------   ------------   ------------
Ending units                                                              0            174              8
                                                               ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                        535,812        202,723          4,890
  Units redeemed                                                   (191,192)       (66,982)       (11,409)
  Units transferred                                               1,214,152        109,991         26,730
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                          1,558,772        245,732         20,211
Beginning units                                                   2,391,121        817,468         88,262
                                                               ------------   ------------   ------------
Ending units                                                      3,949,893      1,063,200        108,473
                                                               ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                         76,243         41,659            545
  Units redeemed                                                    (12,055)        (3,039)           (22)
  Units transferred                                                 149,013         32,299          1,179
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                            213,201         70,919          1,702
Beginning units                                                     218,848         22,523          3,919
                                                               ------------   ------------   ------------
Ending units                                                        432,049         93,442          5,621
                                                               ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                              0          8,823          6,528
  Units redeemed                                                          0       (113,925)       (28,642)
  Units transferred                                                       0        (77,913)        40,620
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                                  0       (183,015)        18,506
Beginning units                                                           0      1,601,326        322,682
                                                               ------------   ------------   ------------
Ending units                                                              0      1,418,311        341,188
                                                               ============   ============   ============

     * Offered in Polaris Plus product.

     ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                                  Small Company     SunAmerica                       Telecom
                                                                      Value          Balanced       Technology       Utility
                                                                    Portfolio       Portfolio        Portfolio      Portfolio
                                                                    (Class 1)       (Class 1)        (Class 1)      (Class 1)
                                                                  -------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                  $    (96,978)   $    592,944    $     (1,942)   $    182,395
     Net realized gains (losses) from
            securities transactions                                      63,620      (2,484,382)        (18,922)       (382,996)
     Change in net unrealized appreciation
            (depreciation) of investments                             2,194,899       7,428,994          33,450         708,701
                                                                   ------------    ------------    ------------    ------------
     Increase (decrease) in net assets from operations                2,161,541       5,537,556          12,586         508,100
                                                                   ------------    ------------    ------------    ------------
From capital transactions:
            Net proceeds from units sold                                188,078         744,212         106,287          36,653
            Cost of units redeemed                                     (532,235)     (5,063,730)        (22,657)       (341,657)
            Annuity benefit payments                                          0          (8,032)              0            (371)
            Net transfers                                               931,371           4,092          47,643         (99,300)
                                                                   ------------    ------------    ------------    ------------
     Increase (decrease) in net assets from capital transactions        587,214      (4,323,458)        131,273        (404,675)
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in net assets                                     2,748,755       1,214,098         143,859         103,425
Net assets at beginning of period                                     6,037,265      56,393,035         121,123       3,570,779
                                                                   ------------    ------------    ------------    ------------
Net assets at end of period                                        $  8,786,020    $ 57,607,133    $    264,982    $  3,674,204
                                                                   ============    ============    ============    ============
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
     Units sold                                                               0               0               0               0
     Units redeemed                                                           0               0               0               0
     Units transferred                                                       24               0               0              15
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                     24               0               0              15
Beginning units                                                             403             837               0               0
                                                                   ------------    ------------    ------------    ------------
Ending units                                                                427             837               0              15
                                                                   ============    ============    ============    ============
Contracts with total expenses of 0.85% **:
     Units sold                                                               0          39,355          41,897               0
     Units redeemed                                                           0         (40,409)         (8,881)        (10,189)
     Units transferred                                                        0         (18,447)         16,520         (10,736)
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                      0         (19,501)         49,536         (20,925)
Beginning units                                                               0         550,347          58,799          61,703
                                                                   ------------    ------------    ------------    ------------
Ending units                                                                  0         530,846         108,335          40,778
                                                                   ============    ============    ============    ============
Contracts with total expenses of 1.10%:
     Units sold                                                               0           1,816           2,372               0
     Units redeemed                                                           0               0            (208)              0
     Units transferred                                                        0           1,366           3,513             184
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                      0           3,182           5,677             184
Beginning units                                                               0          24,362           7,962           3,965
                                                                   ------------    ------------    ------------    ------------
Ending units                                                                  0          27,544          13,639           4,149
                                                                   ============    ============    ============    ============
Contracts with total expenses of 1.25% :
     Units sold                                                          11,911          28,200               0           3,577
     Units redeemed                                                     (32,885)       (336,649)              0         (27,957)
     Units transferred                                                   57,743           9,575               0          (2,819)
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                 36,769        (298,874)              0         (27,199)
Beginning units                                                         457,922       4,022,365               0         358,152
                                                                   ------------    ------------    ------------    ------------
Ending units                                                            494,691       3,723,491               0         330,953
                                                                   ============    ============    ============    ============

                                                                   Worldwide                        Emerging
                                                                  High Income       Comstock         Growth
                                                                   Portfolio       Portfolio        Portfolio
                                                                   (Class 1)       (Class II)      (Class II)
                                                                  ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                 $    203,369    $     96,403    $    (32,378)
     Net realized gains (losses) from
            securities transactions                                    (46,875)         32,136          24,733
     Change in net unrealized appreciation
            (depreciation) of investments                              100,807       6,005,621         329,740
                                                                  ------------    ------------    ------------
     Increase (decrease) in net assets from operations                 257,301       6,134,160         322,095
                                                                  ------------    ------------    ------------
From capital transactions:
            Net proceeds from units sold                               363,207      14,419,151       1,699,265
            Cost of units redeemed                                    (135,779)     (1,569,995)       (355,402)
            Annuity benefit payments                                      (113)              0               0
            Net transfers                                              655,439      18,904,698       1,899,858
                                                                  ------------    ------------    ------------
     Increase (decrease) in net assets from capital transactions       882,754      31,753,854       3,243,721
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets                                    1,140,055      37,888,014       3,565,816
Net assets at beginning of period                                    2,548,697      15,778,868       1,916,147
                                                                  ------------    ------------    ------------
Net assets at end of period                                       $  3,688,752    $ 53,666,882    $  5,481,963
                                                                  ============    ============    ============
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
     Units sold                                                              0               0               0
     Units redeemed                                                          0               0               0
     Units transferred                                                       0               0               0
                                                                  ------------    ------------    ------------
Increase (decrease) in units outstanding                                     0               0               0
Beginning units                                                              0               0               0
                                                                  ------------    ------------    ------------
Ending units                                                                 0               0               0
                                                                  ============    ============    ============
Contracts with total expenses of 0.85% **:
     Units sold                                                         23,514       1,244,490         185,858
     Units redeemed                                                     (5,491)       (143,791)        (40,154)
     Units transferred                                                  44,792       1,676,896         200,878
                                                                  ------------    ------------    ------------
Increase (decrease) in units outstanding                                62,815       2,777,595         346,582
Beginning units                                                         63,528       1,732,236         221,473
                                                                  ------------    ------------    ------------
Ending units                                                           126,343       4,509,831         568,055
                                                                  ============    ============    ============
Contracts with total expenses of 1.10%:
     Units sold                                                          5,602         150,619          12,969
     Units redeemed                                                       (122)         (9,310)           (624)
     Units transferred                                                   3,185         176,437          23,843
                                                                  ------------    ------------    ------------
Increase (decrease) in units outstanding                                 8,665         317,746          36,188
Beginning units                                                          6,051         145,026          39,858
                                                                  ------------    ------------    ------------
Ending units                                                            14,716         462,772          76,046
                                                                  ============    ============    ============
Contracts with total expenses of 1.25% :
     Units sold                                                          1,411               0               0
     Units redeemed                                                     (4,165)              0               0
     Units transferred                                                   6,035               0               0
                                                                  ------------    ------------    ------------
Increase (decrease) in units outstanding                                 3,281               0               0
Beginning units                                                        115,713               0               0
                                                                  ------------    ------------    ------------
Ending units                                                           118,994               0               0
                                                                  ============    ============    ============

      * Offered in Polaris Plus product.

      ** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                                      Growth         Growth                           Asset
                                                                    and Income      and Income    Mid-Cap Value     Allocation
                                                                    Portfolio       Portfolio       Portfolio         Fund
                                                                    (Class II)      (Class VC)      (Class VC)      (Class 2)
                                                                   ------------    ------------   -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                  $     61,434    $    (47,418)   $    (52,158)   $    409,830
     Net realized gains (losses) from
            securities transactions                                      33,034          15,100         225,169          11,076
     Change in net unrealized appreciation
            (depreciation) of investments                             3,237,905       3,788,651       3,331,995       2,180,426
                                                                   ------------    ------------    ------------    ------------
     Increase (decrease) in net assets from operations                3,332,373       3,756,333       3,505,006       2,601,332
                                                                   ------------    ------------    ------------    ------------
From capital transactions:
            Net proceeds from units sold                             10,542,262      15,226,982       8,517,616      18,379,501
            Cost of units redeemed                                   (1,225,681)       (909,326)       (892,965)     (1,458,657)
            Annuity benefit payments                                          0               0               0               0
            Net transfers                                            14,387,745      20,721,105      12,147,944      30,973,474
                                                                   ------------    ------------    ------------    ------------
     Increase (decrease) in net assets from capital transactions     23,704,326      35,038,761      19,772,595      47,894,318
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in net assets                                    27,036,699      38,795,094      23,277,601      50,495,650
Net assets at beginning of period                                     9,962,263       9,794,470       5,589,117       9,181,839
                                                                   ------------    ------------    ------------    ------------
Net assets at end of period                                        $ 36,998,962    $ 48,589,564    $ 28,866,718    $ 59,677,489
                                                                   ============    ============    ============    ============
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
     Units sold                                                               0               0               0               0
     Units redeemed                                                           0               0               0               0
     Units transferred                                                        0               0               0               0
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                      0               0               0               0
Beginning units                                                               0               0               0               0
                                                                   ------------    ------------    ------------    ------------
Ending units                                                                  0               0               0               0
                                                                   ============    ============    ============    ============
Contracts with total expenses of 0.85% **:
     Units sold                                                         879,318       1,350,940         725,275       1,334,701
     Units redeemed                                                    (104,361)        (82,621)        (78,059)       (111,154)
     Units transferred                                                1,214,946       1,776,779       1,078,583       2,318,141
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                              1,989,903       3,045,098       1,725,799       3,541,688
Beginning units                                                         977,264       1,045,100         585,524         799,987
                                                                   ------------    ------------    ------------    ------------
Ending units                                                          2,967,167       4,090,198       2,311,323       4,341,675
                                                                   ============    ============    ============    ============
Contracts with total expenses of 1.10%:
     Units sold                                                          80,680         112,980          88,374         161,344
     Units redeemed                                                      (8,897)         (5,248)         (5,878)         (7,828)
     Units transferred                                                  117,374         265,875         123,269         251,070
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                189,157         373,607         205,765         404,586
Beginning units                                                         124,050          99,187          81,785          53,140
                                                                   ------------    ------------    ------------    ------------
Ending units                                                            313,207         472,794         287,550         457,726
                                                                   ============    ============    ============    ============
Contracts with total expenses of 1.25% :
     Units sold                                                               0               0               0               0
     Units redeemed                                                           0               0               0               0
     Units transferred                                                        0               0               0               0
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                      0               0               0               0
Beginning units                                                               0               0               0               0
                                                                   ------------    ------------    ------------    ------------
Ending units                                                                  0               0               0               0
                                                                   ============    ============    ============    ============

                                                                       Global                         Growth-
                                                                       Growth          Growth          Income
                                                                        Fund            Fund            Fund
                                                                      (Class 2)       (Class 2)       (Class 2)
                                                                     ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                    $    (76,934)   $   (189,310)   $     31,356
     Net realized gains (losses) from
            securities transactions                                         5,346          41,937          14,302
     Change in net unrealized appreciation
            (depreciation) of investments                               1,410,550       3,552,190       6,416,141
                                                                     ------------    ------------    ------------
     Increase (decrease) in net assets from operations                  1,338,962       3,404,817       6,461,799
                                                                     ------------    ------------    ------------
From capital transactions:
            Net proceeds from units sold                               10,941,550      19,853,478      35,182,433
            Cost of units redeemed                                       (237,368)     (1,198,515)     (1,701,380)
            Annuity benefit payments                                            0               0               0
            Net transfers                                              12,703,702      24,736,972      45,967,362
                                                                     ------------    ------------    ------------
     Increase (decrease) in net assets from capital transactions       23,407,884      43,391,935      79,448,415
                                                                     ------------    ------------    ------------
Increase (decrease) in net assets                                      24,746,846      46,796,752      85,910,214
Net assets at beginning of period                                       2,036,008       5,920,073      12,254,361
                                                                     ------------    ------------    ------------
Net assets at end of period                                          $ 26,782,854    $ 52,716,825    $ 98,164,575
                                                                     ============    ============    ============
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
     Units sold                                                                 0               0               0
     Units redeemed                                                             0               0               0
     Units transferred                                                          0               0               0
                                                                     ------------    ------------    ------------
Increase (decrease) in units outstanding                                        0               0               0
Beginning units                                                                 0               0               0
                                                                     ------------    ------------    ------------
Ending units                                                                    0               0               0
                                                                     ============    ============    ============
Contracts with total expenses of 0.85% **:
     Units sold                                                           657,356       1,187,286       2,284,781
     Units redeemed                                                       (14,309)        (77,989)       (114,816)
     Units transferred                                                    799,611       1,502,314       3,024,871
                                                                     ------------    ------------    ------------
Increase (decrease) in units outstanding                                1,442,658       2,611,611       5,194,836
Beginning units                                                           174,275         464,391         987,417
                                                                     ------------    ------------    ------------
Ending units                                                            1,616,933       3,076,002       6,182,253
                                                                     ============    ============    ============
Contracts with total expenses of 1.10%:
     Units sold                                                            95,291         173,682         224,087
     Units redeemed                                                        (1,744)         (2,093)         (4,813)
     Units transferred                                                     89,573         229,046         335,076
                                                                     ------------    ------------    ------------
Increase (decrease) in units outstanding                                  183,120         400,635         554,350
Beginning units                                                             6,326          38,822          88,643
                                                                     ------------    ------------    ------------
Ending units                                                              189,446         439,457         642,993
                                                                     ============    ============    ============
Contracts with total expenses of 1.25% :
     Units sold                                                                 0               0               0
     Units redeemed                                                             0               0               0
     Units transferred                                                          0               0               0
                                                                     ------------    ------------    ------------
Increase (decrease) in units outstanding                                        0               0               0
Beginning units                                                                 0               0               0
                                                                     ------------    ------------    ------------
Ending units                                                                    0               0               0
                                                                     ============    ============    ============

      * Offered in Polaris Plus product.

      ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003

                                                                                                     Government
                                                                      Asset           Capital           and
                                                                   Allocation      Appreciation     Quality Bond        Growth
                                                                    Portfolio       Portfolio        Portfolio         Portfolio
                                                                    (Class 1)       (Class 1)        (Class 1)         (Class 1)
                                                                  ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $    339,666     $   (465,166)    $  1,425,081     $   (189,781)
   Net realized gains (losses) from
      securities transactions                                         (376,156)      (3,441,362)         543,886       (1,866,380)
   Change in net unrealized appreciation
      (depreciation) of investments                                   (454,718)      (2,390,133)       2,401,688       (2,935,624)
                                                                  ------------     ------------     ------------     ------------
   Increase (decrease) in net assets from operations                  (491,208)      (6,296,661)       4,370,655       (4,991,785)
                                                                  ------------     ------------     ------------     ------------
From capital transactions:
      Net proceeds from units sold                                     143,681        1,266,104        1,639,936          580,051
      Cost of units redeemed                                          (766,566)      (2,204,214)      (3,368,175)      (1,343,398)
      Annuity benefit payments                                          (1,187)          (2,819)         (24,107)          (2,573)
      Net transfers                                                    116,309        1,937,035       10,832,075        1,464,602
                                                                  ------------     ------------     ------------     ------------
   Increase (decrease) in net assets from capital transactions        (507,763)         996,106        9,079,729          698,682
                                                                  ------------     ------------     ------------     ------------
Increase (decrease) in net assets                                     (998,971)      (5,300,555)      13,450,384       (4,293,103)
Net assets at beginning of period                                   13,635,471       50,711,970       56,444,402       31,805,872
                                                                  ------------     ------------     ------------     ------------
Net assets at end of period                                       $ 12,636,500     $ 45,411,415     $ 69,894,786     $ 27,512,769
                                                                  ============     ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                                0            2,658            2,162            3,036
   Units redeemed                                                            0           (3,665)          (4,692)          (5,904)
   Units transferred                                                         0                0             (566)               0
                                                                  ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                     0           (1,007)          (3,096)          (2,868)
Beginning units                                                              0            3,904            3,422            4,575
                                                                  ------------     ------------     ------------     ------------
Ending units                                                                 0            2,897              326            1,707
                                                                  ============     ============     ============     ============
Contracts with total expenses of 0.85% **:
   Units sold                                                            4,857           76,786           78,304           30,647
   Units redeemed                                                      (17,736)        (148,964)         (53,036)         (87,502)
   Units transferred                                                    13,711          304,797          650,229          273,743
                                                                  ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                   832          232,619          675,497          216,888
Beginning units                                                        245,567        2,010,220          429,130        1,102,754
                                                                  ------------     ------------     ------------     ------------
Ending units                                                           246,399        2,242,839        1,104,627        1,319,642
                                                                  ============     ============     ============     ============
Contracts with total expenses of 1.10% :
   Units sold                                                              315           10,413            6,082            5,084
   Units redeemed                                                          (56)          (3,464)            (499)          (4,123)
   Units transferred                                                     1,202           74,198           43,336           40,664
                                                                  ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                 1,461           81,147           48,919           41,625
Beginning units                                                         23,126          112,490           22,384           55,407
                                                                  ------------     ------------     ------------     ------------
Ending units                                                            24,587          193,637           71,303           97,032
                                                                  ============     ============     ============     ============
Contracts with total expenses of 1.25% :
   Units sold                                                            5,633           20,033           34,109           12,602
   Units redeemed                                                      (35,253)         (34,700)        (163,137)         (27,941)
   Units transferred                                                    (2,100)         (51,416)         137,654          (46,843)
                                                                  ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                               (31,720)         (66,083)           8,626          (62,182)
Beginning units                                                        602,916          939,065        3,250,427          829,414
                                                                  ------------     ------------     ------------     ------------
Ending units                                                           571,196          872,982        3,259,053          767,232
                                                                  ============     ============     ============     ============



                                                                   Aggressive        Alliance       Blue Chip
                                                                    Growth            Growth         Growth
                                                                   Portfolio         Portfolio      Portfolio
                                                                   (Class 1)         (Class 1)      (Class 1)
                                                                  ------------     ------------     ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $    (88,764)    $   (667,093)    $  (3,637)
   Net realized gains (losses) from
      securities transactions                                       (2,552,822)     (12,627,621)      (77,528)
   Change in net unrealized appreciation
      (depreciation) of investments                                    119,690       (2,674,146)      (32,484)
                                                                  ------------     ------------     ---------
   Increase (decrease) in net assets from operations                (2,521,896)     (15,968,860)     (113,649)
                                                                  ------------     ------------     ---------
From capital transactions:
      Net proceeds from units sold                                     224,831          971,964        70,611
      Cost of units redeemed                                          (274,899)      (3,406,243)      (64,523)
      Annuity benefit payments                                               0           (9,293)            0
      Net transfers                                                 (1,181,585)      (6,678,707)      188,197
                                                                  ------------     ------------     ---------
   Increase (decrease) in net assets from capital transactions      (1,231,653)      (9,122,279)      194,285
                                                                  ------------     ------------     ---------
Increase (decrease) in net assets                                   (3,753,549)     (25,091,139)       80,636
Net assets at beginning of period                                   13,297,839       97,221,210       679,101
                                                                  ------------     ------------     ---------
Net assets at end of period                                       $  9,544,290     $ 72,130,071     $ 759,737
                                                                  ============     ============     =========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                              711            2,021             0
   Units redeemed                                                       (1,402)          (3,174)            0
   Units transferred                                                        (1)               1             0
                                                                  ------------     ------------     ---------
Increase (decrease) in units outstanding                                  (692)          (1,152)            0
Beginning units                                                            980            3,136             0
                                                                  ------------     ------------     ---------
Ending units                                                               288            1,984             0
                                                                  ============     ============     =========
Contracts with total expenses of 0.85% **:
   Units sold                                                            1,348           27,927        14,598
   Units redeemed                                                      (11,958)        (161,939)      (13,094)
   Units transferred                                                   (54,661)        (264,507)       44,049
                                                                  ------------     ------------     ---------
Increase (decrease) in units outstanding                               (65,271)        (398,519)       45,553
Beginning units                                                        207,493        2,695,963       109,746
                                                                  ------------     ------------     ---------
Ending units                                                           142,222        2,297,444       155,299
                                                                  ============     ============     =========
Contracts with total expenses of 1.10% :
   Units sold                                                            2,717            4,623           911
   Units redeemed                                                         (522)          (2,701)       (1,058)
   Units transferred                                                     2,686           20,494          (738)
                                                                  ------------     ------------     ---------
Increase (decrease) in units outstanding                                 4,881           22,416          (885)
Beginning units                                                          1,492          111,553        10,661
                                                                  ------------     ------------     ---------
Ending units                                                             6,373          133,969         9,776
                                                                  ============     ============     =========
Contracts with total expenses of 1.25% :
   Units sold                                                           16,799           31,052             0
   Units redeemed                                                      (17,411)        (102,740)            0
   Units transferred                                                   (79,743)        (228,476)            0
                                                                  ------------     ------------     ---------
Increase (decrease) in units outstanding                               (80,355)        (300,164)            0
Beginning units                                                        893,284        2,724,668             0
                                                                  ------------     ------------     ---------
Ending units                                                           812,929        2,424,504             0
                                                                  ============     ============     =========

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                      Cash           Corporate      Davis Venture     "Dogs" of
                                                                   Management          Bond            Value         Wall Street
                                                                   Portfolio         Portfolio       Portfolio        Portfolio
                                                                   (Class 1)         (Class 1)       (Class 1)        (Class 1)
                                                                  ------------     ------------     -------------    -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $    545,907     $    681,842     $   (181,704)    $    45,954
   Net realized gains (losses) from
       securities transactions                                        (152,155)         (25,208)      (1,785,943)        (94,851)
   Change in net unrealized appreciation
       (depreciation) of investments                                  (408,020)         625,553       (5,449,958)     (1,034,556)
                                                                  ------------     ------------     ------------     -----------
   Increase (decrease) in net assets from operations                   (14,268)       1,282,187       (7,417,605)     (1,083,453)
                                                                  ------------     ------------     ------------     -----------
From capital transactions:
       Net proceeds from units sold                                    884,558          442,750        1,330,164          66,275
       Cost of units redeemed                                       (3,813,284)        (733,094)      (2,716,507)       (299,598)
       Annuity benefit payments                                        (12,640)            (422)          (1,638)           (161)
       Net transfers                                                 1,232,258        3,050,306        3,942,095         338,104
                                                                  ------------     ------------     ------------     -----------
   Increase (decrease) in net assets from capital transactions      (1,709,108)       2,759,540        2,554,114         104,620
                                                                  ------------     ------------     ------------     -----------
Increase (decrease) in net assets                                   (1,723,376)       4,041,727       (4,863,491)       (978,833)
Net assets at beginning of period                                   26,214,963       12,670,300       56,606,074       7,507,418
                                                                  ------------     ------------     ------------     -----------
Net assets at end of period                                       $ 24,491,587     $ 16,712,027     $ 51,742,583     $ 6,528,585
                                                                  ============     ============     ============     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                              471              168            2,981               0
   Units redeemed                                                            0             (423)          (5,656)              0
   Units transferred                                                         0                0                0               0
                                                                  ------------     ------------     ------------     -----------
Increase (decrease) in units outstanding                                   471             (255)          (2,675)              0
Beginning units                                                          3,026              255            4,088               0
                                                                  ------------     ------------     ------------     -----------
Ending units                                                             3,497                0            1,413               0
                                                                  ============     ============     ============     ===========
Contracts with total expenses of 0.85% **:
   Units sold                                                           59,579           24,202           81,479           2,192
   Units redeemed                                                     (171,792)         (21,779)        (208,397)         (6,802)
   Units transferred                                                   262,252          218,181          401,446           9,784
                                                                  ------------     ------------     ------------     -----------
Increase (decrease) in units outstanding                               150,039          220,604          274,528           5,174
Beginning units                                                        171,876          208,179        3,277,861          69,011
                                                                  ------------     ------------     ------------     -----------
Ending units                                                           321,915          428,783        3,552,389          74,185
                                                                  ============     ============     ============     ===========
Contracts with total expenses of 1.10% :
   Units sold                                                              197            4,170            9,122               0
   Units redeemed                                                          417             (793)         (11,535)              0
   Units transferred                                                    37,270           18,517          109,221          10,031
                                                                  ------------     ------------     ------------     -----------
Increase (decrease) in units outstanding                                37,884           21,894          106,808          10,031
Beginning units                                                          5,858           40,808          167,991           1,004
                                                                  ------------     ------------     ------------     -----------
Ending units                                                            43,742           62,702          274,799          11,035
                                                                  ============     ============     ============     ===========
Contracts with total expenses of 1.25% :
   Units sold                                                           17,309            7,497           23,916           4,904
   Units redeemed                                                     (148,485)         (31,777)         (36,542)        (26,084)
   Units transferred                                                  (154,269)          17,889          (26,303)         11,239
                                                                  ------------     ------------     ------------     -----------
Increase (decrease) in units outstanding                              (285,445)          (6,391)         (38,929)         (9,941)
Beginning units                                                      1,839,033          685,610          876,039         657,864
                                                                  ------------     ------------     ------------     -----------
Ending units                                                         1,553,588          679,219          837,110         647,923
                                                                  ============     ============     ============     ===========


                                                                   Emerging         Equity          Equity
                                                                    Markets         Income           Index
                                                                   Portfolio       Portfolio       Portfolio
                                                                   (Class 1)       (Class 1)       (Class 1)
                                                                  -----------     -----------     ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $   (39,791)    $    52,528     $    (71,168)
   Net realized gains (losses) from
       securities transactions                                       (695,970)       (173,903)      (3,013,086)
   Change in net unrealized appreciation
       (depreciation) of investments                                 (230,707)     (1,077,817)      (3,975,087)
                                                                  -----------     -----------     ------------
   Increase (decrease) in net assets from operations                 (966,468)     (1,199,192)      (7,059,341)
                                                                  -----------     -----------     ------------
From capital transactions:
       Net proceeds from units sold                                   291,544         149,536          240,943
       Cost of units redeemed                                        (205,575)       (309,700)      (1,527,021)
       Annuity benefit payments                                          (607)           (919)         (13,728)
       Net transfers                                                 (774,340)       (115,121)      (2,431,099)
                                                                  -----------     -----------     ------------
   Increase (decrease) in net assets from capital transactions       (688,978)       (276,204)      (3,730,905)
                                                                  -----------     -----------     ------------
Increase (decrease) in net assets                                  (1,655,446)     (1,475,396)     (10,790,246)
Net assets at beginning of period                                   5,654,737       8,280,359       47,100,945
                                                                  -----------     -----------     ------------
Net assets at end of period                                       $ 3,999,291     $ 6,804,963     $ 36,310,699
                                                                  ===========     ===========     ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                              73             193              777
   Units redeemed                                                        (282)           (438)          (1,473)
   Units transferred                                                     (588)             (1)            (211)
                                                                  -----------     -----------     ------------
Increase (decrease) in units outstanding                                 (797)           (246)            (907)
Beginning units                                                           797             246              907
                                                                  -----------     -----------     ------------
Ending units                                                                0               0                0
                                                                  ===========     ===========     ============
Contracts with total expenses of 0.85% **:
   Units sold                                                          36,944               0                0
   Units redeemed                                                      (9,533)              0                0
   Units transferred                                                  (57,788)              0                0
                                                                  -----------     -----------     ------------
Increase (decrease) in units outstanding                              (30,377)              0                0
Beginning units                                                       132,773               0                0
                                                                  -----------     -----------     ------------
Ending units                                                          102,396               0                0
                                                                  ===========     ===========     ============
Contracts with total expenses of 1.10% :
   Units sold                                                               0               0                0
   Units redeemed                                                         (95)              0                0
   Units transferred                                                    4,302               0                0
                                                                  -----------     -----------     ------------
Increase (decrease) in units outstanding                                4,207               0                0
Beginning units                                                         6,718               0                0
                                                                  -----------     -----------     ------------
Ending units                                                           10,925               0                0
                                                                  ===========     ===========     ============
Contracts with total expenses of 1.25% :
   Units sold                                                           6,460          16,414           32,792
   Units redeemed                                                     (20,365)        (34,384)        (229,957)
   Units transferred                                                  (66,318)        (13,410)        (370,829)
                                                                  -----------     -----------     ------------
Increase (decrease) in units outstanding                              (80,223)        (31,380)        (567,994)
Beginning units                                                       599,115         790,207        5,912,696
                                                                  -----------     -----------     ------------
Ending units                                                          518,892         758,827        5,344,702
                                                                  ===========     ===========     ============

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                 Federated
                                                                  American        Global        Global      Goldman Sachs
                                                                   Leaders         Bond        Equities       Research
                                                                 Portfolio      Portfolio      Portfolio      Portfolio
                                                                  (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                                                ------------   -----------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                 $      7,641   $    36,914   $   (122,720)    $  (4,026)
   Net realized gains (losses) from
       securities transactions                                      (462,395)       87,336     (1,872,595)      (88,256)
   Change in net unrealized appreciation
       (depreciation) of investments                              (1,680,163)      436,773       (732,071)       16,407
                                                                ------------   -----------   ------------     ---------
   Increase (decrease) in net assets from operations              (2,134,917)      561,023     (2,727,386)      (75,875)
                                                                ------------   -----------   ------------     ---------
From capital transactions:
       Net proceeds from units sold                                  198,317       110,576        106,486        16,975
       Cost of units redeemed                                       (618,548)     (397,798)      (529,015)      (42,206)
       Annuity benefit payments                                         (213)       (2,309)           (92)            0
       Net transfers                                               1,009,074       113,318     (1,071,673)       21,808
                                                                ------------   -----------   ------------     ---------
   Increase (decrease) in net assets from capital transactions       588,630      (176,213)    (1,494,294)       (3,423)
                                                                ------------   -----------   ------------     ---------

Increase (decrease) in net assets                                 (1,546,287)      384,810     (4,221,680)      (79,298)
Net assets at beginning of period                                 12,456,497     8,628,048     14,260,497       534,501
                                                                ------------   -----------   ------------     ---------
Net assets at end of period                                     $ 10,910,210   $ 9,012,858   $ 10,038,817     $ 455,203
                                                                ============   ===========   ============     =========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                              0           508          1,134             0
   Units redeemed                                                          0        (3,202)        (2,881)            0
   Units transferred                                                       0         2,248              0             0
                                                                ------------   -----------   ------------     ---------
Increase (decrease) in units outstanding                                   0          (446)        (1,747)            0
Beginning units                                                            0           446          1,959             0
                                                                ------------   -----------   ------------     ---------
Ending units                                                               0             0            212             0
                                                                ============   ===========   ============     =========
Contracts with total expenses of 0.85% (2) :
   Units sold                                                         15,013         3,143          1,798         3,372
   Units redeemed                                                    (42,495)       (2,911)       (46,521)       (8,481)
   Units transferred                                                 118,362        28,035       (106,430)        1,573
                                                                ------------   -----------   ------------     ---------
Increase (decrease) in units outstanding                              90,880        28,267       (151,153)       (3,536)
Beginning units                                                      469,139        45,752        628,393        80,348
                                                                ------------   -----------   ------------     ---------
Ending units                                                         560,019        74,019        477,240        76,812
                                                                ============   ===========   ============     =========
Contracts with total expenses of 1.10% :
   Units sold                                                            177            40            316             0
   Units redeemed                                                     (7,938)          (51)        (2,243)           78
   Units transferred                                                  10,614         2,764          2,021         2,504
                                                                ------------   -----------   ------------     ---------
Increase (decrease) in units outstanding                               2,853         2,753             94         2,582
Beginning units                                                       21,853         4,201          9,687         7,463
                                                                ------------   -----------   ------------     ---------
Ending units                                                          24,706         6,954          9,781        10,045
                                                                ============   ===========   ============     =========
Contracts with total expenses of 1.25% :
   Units sold                                                          5,377         4,185          6,418             0
   Units redeemed                                                    (15,826)      (20,227)       (18,020)            0
   Units transferred                                                  (4,297)      (17,190)       (36,236)            0
                                                                ------------   -----------   ------------     ---------
Increase (decrease) in units outstanding                             (14,746)      (33,232)       (47,838)            0
Beginning units                                                      477,854       510,010        598,333             0
                                                                ------------   -----------   ------------     ---------
Ending units                                                         463,108       476,778        550,495             0
                                                                ============   ===========   ============     =========

                                                                  Growth-       Growth       High-Yield
                                                                   Income     Opportunities      Bond
                                                                 Portfolio     Portfolio      Portfolio
                                                                 (Class 1)     (Class 1)      (Class 1)
                                                                ------------ -------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                 $   (141,404)  $  (1,817)    $   850,721
   Net realized gains (losses) from
       securities transactions                                    (6,025,604)   (112,784)       (387,660)
   Change in net unrealized appreciation
       (depreciation) of investments                              (5,497,756)     17,629        (232,709)
                                                                ------------   ---------     -----------
   Increase (decrease) in net assets from operations             (11,664,764)    (96,972)        230,352
                                                                ------------   ---------     -----------
From capital transactions:
       Net proceeds from units sold                                  788,896       6,365         175,992
       Cost of units redeemed                                     (3,329,670)    (25,173)       (409,504)
       Annuity benefit payments                                      (12,944)          0             (83)
       Net transfers                                              (6,159,560)    (87,660)        844,001
                                                                ------------   ---------     -----------
   Increase (decrease) in net assets from capital transactions    (8,713,278)   (106,468)        610,406
                                                                ------------   ---------     -----------

Increase (decrease) in net assets                                (20,378,042)   (203,440)        840,758
Net assets at beginning of period                                 81,959,764     379,270       6,337,878
                                                                ------------   ---------     -----------
Net assets at end of period                                     $ 61,581,722   $ 175,830     $ 7,178,636
                                                                ============   =========     ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                          2,000           0             338
   Units redeemed                                                     (3,225)          0            (877)
   Units transferred                                                       0           0               0
                                                                ------------   ---------     -----------
Increase (decrease) in units outstanding                              (1,225)          0            (539)
Beginning units                                                        1,872           0             539
                                                                ------------   ---------     -----------
Ending units                                                             647           0               0
                                                                ============   =========     ===========
Contracts with total expenses of 0.85% (2) :
   Units sold                                                         13,487       1,342          13,407
   Units redeemed                                                   (119,577)     (7,560)        (21,254)
   Units transferred                                                (446,976)    (21,462)         93,387
                                                                ------------   ---------     -----------
Increase (decrease) in units outstanding                            (553,066)    (27,680)         85,540
Beginning units                                                    2,296,734      75,693         182,420
                                                                ------------   ---------     -----------
Ending units                                                       1,743,668      48,013         267,960
                                                                ============   =========     ===========
Contracts with total expenses of 1.10% :
   Units sold                                                            697         311             714
   Units redeemed                                                    (12,226)          0          (1,585)
   Units transferred                                                  13,465           1          13,961
                                                                ------------   ---------     -----------
Increase (decrease) in units outstanding                               1,936         312          13,090
Beginning units                                                      107,132           5           5,112
                                                                ------------   ---------     -----------
Ending units                                                         109,068         317          18,202
                                                                ============   =========     ===========
Contracts with total expenses of 1.25% :
   Units sold                                                         29,774           0           4,712
   Units redeemed                                                   (109,156)          0         (18,233)
   Units transferred                                                (148,169)          0          (2,658)
                                                                ------------   ---------     -----------
Increase (decrease) in units outstanding                            (227,551)          0         (16,179)
Beginning units                                                    2,430,317           0         368,246
                                                                ------------   ---------     -----------
Ending units                                                       2,202,766           0         352,067
                                                                ============   =========     ===========

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                 International                        MFS
                                                                  Diversified     International   Massachusetts    MFS Mid-Cap
                                                                    Equities    Growth and Income Investors Trust    Growth
                                                                   Portfolio       Portfolio        Portfolio       Portfolio
                                                                   (Class 1)       (Class 1)        (Class 1)       (Class 1)
                                                                 -------------  ----------------- ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $   (47,776)    $    (50,131)    $     2,481     $   (24,851)
   Net realized gains (losses) from
       securities transactions                                     (1,722,719)      (1,274,539)       (565,455)       (810,010)
   Change in net unrealized appreciation
       (depreciation) of investments                                  115,786       (1,836,874)       (724,630)       (316,363)
                                                                  -----------     ------------     -----------     -----------
   Increase (decrease) in net assets from operations               (1,654,709)      (3,161,544)     (1,287,604)     (1,151,224)
                                                                  -----------     ------------     -----------     -----------

From capital transactions:
       Net proceeds from units sold                                   104,825          223,839         136,592          38,403
       Cost of units redeemed                                        (204,145)        (574,230)       (401,617)       (184,756)
       Annuity benefit payments                                        (1,185)          (1,388)              0               0
       Net transfers                                                 (113,406)        (254,094)         (5,032)        266,573
                                                                  -----------     ------------     -----------     -----------
   Increase (decrease) in net assets from capital transactions       (213,911)        (605,873)       (270,057)        120,220
                                                                  -----------     ------------     -----------     -----------

Increase (decrease) in net assets                                  (1,868,620)      (3,767,417)     (1,557,661)     (1,031,004)
Net assets at beginning of period                                   5,524,611       14,502,139       8,539,104       3,871,747
                                                                  -----------     ------------     -----------     -----------
Net assets at end of period                                       $ 3,655,991     $ 10,734,722     $ 6,981,443     $ 2,840,743
                                                                  ===========     ============     ===========     ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                               0              305               0               0
   Units redeemed                                                           0             (444)              0               0
   Units transferred                                                        0                0               0               0
                                                                  -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding                                    0             (139)              0               0
Beginning units                                                             0              807               0               0
                                                                  -----------     ------------     -----------     -----------
Ending units                                                                0              668               0               0
                                                                  ===========     ============     ===========     ===========
Contracts with total expenses of 0.85% **:
   Units sold                                                           6,381           13,845          18,874           5,143
   Units redeemed                                                     (23,840)         (54,836)        (56,685)        (28,957)
   Units transferred                                                    5,161          (29,186)        (32,434)         30,212
                                                                  -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding                              (12,298)         (70,177)        (70,245)          6,398
Beginning units                                                       216,629          907,962         972,320         442,836
                                                                  -----------     ------------     -----------     -----------
Ending units                                                          204,331          837,785         902,075         449,234
                                                                  ===========     ============     ===========     ===========
Contracts with total expenses of 1.10% :
   Units sold                                                               0              158             442             827
   Units redeemed                                                           0           (3,811)           (548)         (2,241)
   Units transferred                                                     (393)          15,628          24,254           9,678
                                                                  -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding                                 (393)          11,975          24,148           8,264
Beginning units                                                         1,943           20,303          66,103          25,484
                                                                  -----------     ------------     -----------     -----------
Ending units                                                            1,550           32,278          90,251          33,748
                                                                  ===========     ============     ===========     ===========
Contracts with total expenses of 1.25% :
   Units sold                                                           8,741           13,670               0               0
   Units redeemed                                                     (10,654)         (18,565)              0               0
   Units transferred                                                  (17,507)         (18,655)              0               0
                                                                  -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding                              (19,420)         (23,550)              0               0
Beginning units                                                       397,985          600,190               0               0
                                                                  -----------     ------------     -----------     -----------
Ending units                                                          378,565          576,640               0               0
                                                                  ===========     ============     ===========     ===========


                                                                                      Putnam
                                                                   MFS Total          Growth:          Real
                                                                    Return            Voyager         Estate
                                                                   Portfolio         Portfolio       Portfolio
                                                                   (Class 1)         (Class 1)       (Class 1)
                                                                  ------------     ------------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $    215,855     $   (297,769)    $    70,252
   Net realized gains (losses) from
       securities transactions                                         187,024       (5,105,444)         43,665
   Change in net unrealized appreciation
       (depreciation) of investments                                  (972,447)      (1,128,735)         58,067
                                                                  ------------     ------------     -----------
   Increase (decrease) in net assets from operations                  (569,568)      (6,531,948)        171,984
                                                                  ------------     ------------     -----------

From capital transactions:
       Net proceeds from units sold                                  1,252,049          314,848          97,562
       Cost of units redeemed                                       (1,099,642)      (1,413,340)       (209,490)
       Annuity benefit payments                                           (233)          (3,593)              0
       Net transfers                                                12,449,728       (2,998,461)      1,082,815
                                                                  ------------     ------------     -----------
   Increase (decrease) in net assets from capital transactions      12,601,902       (4,100,546)        970,887
                                                                  ------------     ------------     -----------

Increase (decrease) in net assets                                   12,032,334      (10,632,494)      1,142,871
Net assets at beginning of period                                   17,418,122       38,564,294       4,325,632
                                                                  ------------     ------------     -----------
Net assets at end of period                                       $ 29,450,456     $ 27,931,800     $ 5,468,503
                                                                  ============     ============     ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                                0              527              73
   Units redeemed                                                            0           (1,562)            (25)
   Units transferred                                                         0                0          (1,082)
                                                                  ------------     ------------     -----------
Increase (decrease) in units outstanding                                     0           (1,035)         (1,034)
Beginning units                                                              0            1,209           1,034
                                                                  ------------     ------------     -----------
Ending units                                                                 0              174               0
                                                                  ============     ============     ===========
Contracts with total expenses of 0.85% **:
   Units sold                                                          100,341           19,401           2,306
   Units redeemed                                                      (96,926)         (36,810)         (5,990)
   Units transferred                                                 1,012,869         (118,970)         22,241
                                                                  ------------     ------------     -----------
Increase (decrease) in units outstanding                             1,016,284         (136,379)         18,557
Beginning units                                                      1,374,837          953,847          69,705
                                                                  ------------     ------------     -----------
Ending units                                                         2,391,121          817,468          88,262
                                                                  ============     ============     ===========
Contracts with total expenses of 1.10% :
   Units sold                                                           13,297            2,178             308
   Units redeemed                                                       (3,370)          (3,687)           (288)
   Units transferred                                                   114,643           (1,225)          2,971
                                                                  ------------     ------------     -----------
Increase (decrease) in units outstanding                               124,570           (2,734)          2,991
Beginning units                                                         94,278           25,257             928
                                                                  ------------     ------------     -----------
Ending units                                                           218,848           22,523           3,919
                                                                  ============     ============     ===========
Contracts with total expenses of 1.25% :
   Units sold                                                                0           12,043           5,082
   Units redeemed                                                            0          (80,742)        (10,256)
   Units transferred                                                         0         (161,574)         58,674
                                                                  ------------     ------------     -----------
Increase (decrease) in units outstanding                                     0         (230,273)         53,500
Beginning units                                                              0        1,831,599         269,182
                                                                  ------------     ------------     -----------
Ending units                                                                 0        1,601,326         322,682
                                                                  ============     ============     ===========

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                 Small Company     SunAmerica                      Telecom
                                                                     Value          Balanced      Technology       Utility
                                                                   Portfolio       Portfolio       Portfolio      Portfolio
                                                                   (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                                                 -------------    ------------    ----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $   (77,061)    $    939,171     $    (903)    $   371,674
   Net realized gains (losses) from
       securities transactions                                        252,128       (4,019,366)      (20,053)       (752,791)
   Change in net unrealized appreciation
       (depreciation) of investments                               (1,797,691)      (3,574,138)      (13,841)       (537,040)
                                                                  -----------     ------------     ---------     -----------
   Increase (decrease) in net assets from operations               (1,622,624)      (6,654,333)      (34,797)       (918,157)
                                                                  -----------     ------------     ---------     -----------
From capital transactions:
       Net proceeds from units sold                                   202,148          421,364         4,880          40,943
       Cost of units redeemed                                        (246,464)      (3,505,817)       (5,081)       (307,207)
       Annuity benefit payments                                             0          (14,318)            0            (686)
       Net transfers                                                   77,403       (4,866,486)       32,807        (372,398)
                                                                  -----------     ------------     ---------     -----------
   Increase (decrease) in net assets from capital transactions         33,087       (7,965,257)       32,606        (639,348)
                                                                  -----------     ------------     ---------     -----------
Increase (decrease) in net assets                                  (1,589,537)     (14,619,590)       (2,191)     (1,557,505)
Net assets at beginning of period                                   7,626,802       71,012,625       123,314       5,128,284
                                                                  -----------     ------------     ---------     -----------
Net assets at end of period                                       $ 6,037,265     $ 56,393,035     $ 121,123     $ 3,570,779
                                                                  ===========     ============     =========     ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                             501            1,920             0               0
   Units redeemed                                                        (933)          (3,628)            0               0
   Units transferred                                                     (175)              (1)            0               0
                                                                  -----------     ------------     ---------     -----------
Increase (decrease) in units outstanding                                 (607)          (1,709)            0               0
Beginning units                                                         1,010            2,546             0               0
                                                                  -----------     ------------     ---------     -----------
Ending units                                                              403              837             0               0
                                                                  ===========     ============     =========     ===========
Contracts with total expenses of 0.85% **:
   Units sold                                                               0            5,259         2,040           1,176
   Units redeemed                                                           0          (52,799)       (2,932)        (11,054)
   Units transferred                                                        0          (34,177)       13,682          (5,580)
                                                                  -----------     ------------     ---------     -----------
Increase (decrease) in units outstanding                                    0          (81,717)       12,790         (15,458)
Beginning units                                                             0          632,064        46,009          77,161
                                                                  -----------     ------------     ---------     -----------
Ending units                                                                0          550,347        58,799          61,703
                                                                  ===========     ============     =========     ===========
Contracts with total expenses of 1.10% :
   Units sold                                                               0                0             0               0
   Units redeemed                                                           0             (652)            0            (102)
   Units transferred                                                        0            5,423         4,777             630
                                                                  -----------     ------------     ---------     -----------
Increase (decrease) in units outstanding                                    0            4,771         4,777             528
Beginning units                                                             0           19,591         3,185           3,437
                                                                  -----------     ------------     ---------     -----------
Ending units                                                                0           24,362         7,962           3,965
                                                                  ===========     ============     =========     ===========
Contracts with total expenses of 1.25% :
   Units sold                                                          14,545           27,163             0           3,338
   Units redeemed                                                     (17,776)        (237,852)            0         (27,315)
   Units transferred                                                    3,146         (359,902)            0         (39,133)
                                                                  -----------     ------------     ---------     -----------
Increase (decrease) in units outstanding                                  (85)        (570,591)            0         (63,110)
Beginning units                                                       458,007        4,592,956             0         421,262
                                                                  -----------     ------------     ---------     -----------
Ending units                                                          457,922        4,022,365             0         358,152
                                                                  ===========     ============     =========     ===========


                                                                   Worldwide                        Emerging
                                                                  High Income      Comstock          Growth
                                                                   Portfolio       Portfolio        Portfolio
                                                                   (Class 1)       Class II)        (Class II)
                                                                  -----------     ------------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $   272,213           44,584     $   (10,535)
   Net realized gains (losses) from
       securities transactions                                       (102,469)         (89,125)        (17,769)
   Change in net unrealized appreciation
       (depreciation) of investments                                     (553)        (555,650)       (140,879)
                                                                  -----------     ------------     -----------
   Increase (decrease) in net assets from operations                  169,191         (600,191)       (169,183)
                                                                  -----------     ------------     -----------
From capital transactions:
       Net proceeds from units sold                                    67,272        1,417,773         334,649
       Cost of units redeemed                                         (60,263)        (605,392)        (56,325)
       Annuity benefit payments                                          (151)               0               0
       Net transfers                                                  158,306       10,661,818       1,192,214
                                                                  -----------     ------------     -----------
   Increase (decrease) in net assets from capital transactions        165,164       11,474,199       1,470,538
                                                                  -----------     ------------     -----------
Increase (decrease) in net assets                                     334,355       10,874,008       1,301,355
Net assets at beginning of period                                   2,214,342        4,904,860         614,792
                                                                  -----------     ------------     -----------
Net assets at end of period                                       $ 2,548,697     $ 15,778,868     $ 1,916,147
                                                                  ===========     ============     ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                               0                0               0
   Units redeemed                                                           0                0               0
   Units transferred                                                        0                0               0
                                                                  -----------     ------------     -----------
Increase (decrease) in units outstanding                                    0                0               0
Beginning units                                                             0                0               0
                                                                  -----------     ------------     -----------
Ending units                                                                0                0               0
                                                                  ===========     ============     ===========
Contracts with total expenses of 0.85% **:
   Units sold                                                           5,325          167,078          45,940
   Units redeemed                                                      (1,137)         (69,526)         (7,715)
   Units transferred                                                   17,093        1,175,774         131,670
                                                                  -----------     ------------     -----------
Increase (decrease) in units outstanding                               21,281        1,273,326         169,895
Beginning units                                                        42,247          458,910          51,578
                                                                  -----------     ------------     -----------
Ending units                                                           63,528        1,732,236         221,473
                                                                  ===========     ============     ===========
Contracts with total expenses of 1.10% :
   Units sold                                                             361            8,217           1,203
   Units redeemed                                                        (263)          (6,295)           (119)
   Units transferred                                                    2,470          112,836          25,320
                                                                  -----------     ------------     -----------
Increase (decrease) in units outstanding                                2,568          114,758          26,404
Beginning units                                                         3,483           30,268          13,454
                                                                  -----------     ------------     -----------
Ending units                                                            6,051          145,026          39,858
                                                                  ===========     ============     ===========
Contracts with total expenses of 1.25% :
   Units sold                                                           1,089                0               0
   Units redeemed                                                      (3,325)               0               0
   Units transferred                                                   (2,533)               0               0
                                                                  -----------     ------------     -----------
Increase (decrease) in units outstanding                               (4,769)               0               0
Beginning units                                                       120,482                0               0
                                                                  -----------     ------------     -----------
Ending units                                                          115,713                0               0
                                                                  ===========     ============     ===========

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                     Growth          Growth                          Asset
                                                                   and Income      and Income     Mid-Cap Value    Allocation
                                                                   Portfolio        Portfolio       Portfolio         Fund
                                                                   (Class II)       (Class VC)     (Class VC)     (Class 2) (1)
                                                                   -----------     -----------    --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $    18,994     $    (3,683)    $    (2,487)    $    40,174
    Net realized gains (losses) from
       securities transactions                                         (42,968)         (5,642)         (2,059)            146
    Change in net unrealized appreciation
       (depreciation) of investments                                  (392,576)        374,488          39,864         378,658
                                                                   -----------     -----------     -----------     -----------
    Increase (decrease) in net assets from operations                 (416,550)        365,163          35,318         418,978
                                                                   -----------     -----------     -----------     -----------
From capital transactions:
       Net proceeds from units sold                                    968,446       1,378,127         874,523       1,679,095
       Cost of units redeemed                                         (336,140)       (135,663)        (82,223)       (101,203)
       Annuity benefit payments                                              0               0               0               0
       Net transfers                                                 7,493,275       8,186,843       4,761,499       7,184,969
                                                                   -----------     -----------     -----------     -----------
    Increase (decrease) in net assets from capital transactions      8,125,581       9,429,307       5,553,799       8,762,861
                                                                   -----------     -----------     -----------     -----------
Increase (decrease) in net assets                                    7,709,031       9,794,470       5,589,117       9,181,839
Net assets at beginning of period                                    2,253,232               0               0               0
                                                                   -----------     -----------     -----------     -----------
Net assets at end of period                                        $ 9,962,263     $ 9,794,470     $ 5,589,117     $ 9,181,839
                                                                   ===========     ===========     ===========     ===========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                               0               0               0               0
    Units redeemed                                                           0               0               0               0
    Units transferred                                                        0               0               0               0
                                                                   -----------     -----------     -----------     -----------
Increase (decrease) in units outstanding                                     0               0               0               0
Beginning units                                                              0               0               0               0
                                                                   -----------     -----------     -----------     -----------
Ending units                                                                 0               0               0               0
                                                                   ===========     ===========     ===========     ===========
Contracts with total expenses of 0.85% **:
    Units sold                                                          92,680         146,789          96,481         147,237
    Units redeemed                                                     (37,026)        (11,386)         (8,615)         (9,021)
    Units transferred                                                  734,261         909,697         497,658         661,771
                                                                   -----------     -----------     -----------     -----------
Increase (decrease) in units outstanding                               789,915       1,045,100         585,524         799,987
Beginning units                                                        187,349               0               0               0
                                                                   -----------     -----------     -----------     -----------
Ending units                                                           977,264       1,045,100         585,524         799,987
                                                                   ===========     ===========     ===========     ===========
Contracts with total expenses of 1.10% :
    Units sold                                                          15,394          21,366          10,205          16,271
    Units redeemed                                                      (1,330)         (5,512)         (1,194)           (680)
    Units transferred                                                   88,771          83,333          72,774          37,549
                                                                   -----------     -----------     -----------     -----------
Increase (decrease)  in units outstanding                              102,835          99,187          81,785          53,140
Beginning units                                                         21,215               0               0               0
                                                                   -----------     -----------     -----------     -----------
Ending units                                                           124,050          99,187          81,785          53,140
                                                                   ===========     ===========     ===========     ===========
Contracts with total expenses of 1.25% :
    Units sold                                                               0               0               0               0
    Units redeemed                                                           0               0               0               0
    Units transferred                                                        0               0               0               0
                                                                   -----------     -----------     -----------     -----------
Increase (decrease) in units outstanding                                     0               0               0               0
Beginning units                                                              0               0               0               0
                                                                   -----------     -----------     -----------     -----------
Ending units                                                                 0               0               0               0
                                                                   ===========     ===========     ===========     ===========


                                                                       Global                         Growth-
                                                                       Growth         Growth          Income
                                                                        Fund           Fund            Fund
                                                                   (Class 2) (1)   (Class 2) (1)   (Class 2) (1)
                                                                   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                    $    (3,828)    $   (10,142)    $      8,738
    Net realized gains (losses) from
       securities transactions                                              238             (19)           2,738
    Change in net unrealized appreciation
       (depreciation) of investments                                     94,538         397,761          651,739
                                                                    -----------     -----------     ------------
    Increase (decrease) in net assets from operations                    90,948         387,600          663,215
                                                                    -----------     -----------     ------------
From capital transactions:
       Net proceeds from units sold                                     388,355       2,039,418        2,470,097
       Cost of units redeemed                                           (13,850)        (21,966)        (122,871)
       Annuity benefit payments                                               0               0                0
       Net transfers                                                  1,570,555       3,515,021        9,243,920
                                                                    -----------     -----------     ------------
    Increase (decrease) in net assets from capital transactions       1,945,060       5,532,473       11,591,146
                                                                    -----------     -----------     ------------
Increase (decrease) in net assets                                     2,036,008       5,920,073       12,254,361
Net assets at beginning of period                                             0               0                0
                                                                    -----------     -----------     ------------
Net assets at end of period                                         $ 2,036,008     $ 5,920,073     $ 12,254,361
                                                                    ===========     ===========     ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                                0               0                0
    Units redeemed                                                            0               0                0
    Units transferred                                                         0               0                0
                                                                    -----------     -----------     ------------
Increase (decrease) in units outstanding                                      0               0                0
Beginning units                                                               0               0                0
                                                                    -----------     -----------     ------------
Ending units                                                                  0               0                0
                                                                    ===========     ===========     ============
Contracts with total expenses of 0.85% **:
    Units sold                                                           34,799         174,893          201,029
    Units redeemed                                                       (1,272)         (1,800)          (9,800)
    Units transferred                                                   140,748         291,298          796,188
                                                                    -----------     -----------     ------------
Increase (decrease) in units outstanding                                174,275         464,391          987,417
Beginning units                                                               0               0                0
                                                                    -----------     -----------     ------------
Ending units                                                            174,275         464,391          987,417
                                                                    ===========     ===========     ============
Contracts with total expenses of 1.10% :
    Units sold                                                            1,441          10,791           28,209
    Units redeemed                                                            0            (191)          (1,380)
    Units transferred                                                     4,885          28,222           61,814
                                                                    -----------     -----------     ------------
Increase (decrease)  in units outstanding                                 6,326          38,822           88,643
Beginning units                                                               0               0                0
                                                                    -----------     -----------     ------------
Ending units                                                              6,326          38,822           88,643
                                                                    ===========     ===========     ============
Contracts with total expenses of 1.25% :
    Units sold                                                                0               0                0
    Units redeemed                                                            0               0                0
    Units transferred                                                         0               0                0
                                                                    -----------     -----------     ------------
Increase (decrease) in units outstanding                                      0               0                0
Beginning units                                                               0               0                0
                                                                    -----------     -----------     ------------
Ending units                                                                  0               0                0
                                                                    ===========     ===========     ============

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

(1) For the period from September 30, 2002 (inception) to April 30, 2003.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION

         Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account offers the following products: Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class.

         The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

         The Separate Account is composed of a total of forty-two variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust"), (2) one of the twenty-nine currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"),
         (3) one of the three currently available investment portfolios of Van Kampen Life Investment Trust ("Van Kampen Trust"), (4) one of the two currently available investment portfolios of Lord Abbett Series Fund, Inc. ("Lord Abbett Fund"), or (5) one of the four currently available investment portfolios of American Fund Insurance Series ("American Series"). The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Lord Abbett Fund and the American Series (collectively referred to as the "Trusts") are diversified open-ended investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The Anchor and SunAmerica Trusts are affiliated investment companies. The participant may elect to have investments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the forty-two Variable Accounts and do not include balances allocated to the General Account.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION (continued)

         On November 24, 2003, the Asset Allocation Portfolio of the SunAmerica Trust was reorganized into the Anchor Trust. On that date the Asset Allocation Portfolio Variable Account exchanged its shares in the former Asset Allocation Portfolio of the SunAmerica Trust, for shares with an equal value in the new Asset Allocation Portfolio of the Anchor Trust. Prior to May 1, 2003 the Federated American Leaders Portfolio was named Federated Value Portfolio, the MFS Massachusetts Investors Trust Portfolio was named MFS Growth and Income Portfolio and the Putnam Growth: Voyager Portfolio was named Putnam Growth Portfolio.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

         FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

         USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

         RESERVES FOR ANNUITY CONTRACTS ON BENEFITS: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, AIG SunAmerica Life Assurance Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to AIG SunAmerica Life Assurance Company.

      Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

3.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      WITHDRAWAL CHARGE: The contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 6% of any amount withdrawn that exceed the free withdrawal amount and are recorded as redemption in the accompanying Statement of Changes in Net Assets.

      MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio, depending on the benefit options elected for each product, is as follows: Polaris Plus, 0.70% or 1.10%, and Polaris II Asset Manager and Polaris II A-Class, 0.70% or 0.95%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

      SALES CHARGE: For the Polaris II A-Class product, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount, and is paid to the Company. The net proceeds from units sold are recorded in the accompanying Statement of Changes in Net Assets.

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the trusts' shares acquired and the aggregate proceeds from shares sold during the period ended April 30, 2004 consist of the following:

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                     Cost of Shares           Proceeds from
             Variable Accounts                                          Acquired               Shares Sold
             -----------------                                       --------------           --------------
 ANCHOR TRUST:
 Asset Allocation Portfolio (Class 1)                                $    4,406,035           $    1,489,777
 Capital Appreciation Portfolio (Class 1)                                15,883,831                4,168,855
 Government and Quality Bond Portfolio (Class 1)                         17,808,591               16,270,351
 Growth Portfolio (Class 1)                                              10,740,950                2,009,556

 SUNAMERICA TRUST:
 Aggressive Growth Portfolio (Class 1)                               $    1,943,612           $    2,048,969
 Alliance Growth Portfolio (Class 1)                                      1,927,783                8,067,135
 Blue Chip Growth Portfolio (Class 1)                                       526,702                  347,719
 Cash Management Portfolio (Class 1)                                     24,386,946               28,095,660
 Corporate Bond Portfolio (Class 1)                                      13,978,892                2,419,316
 Davis Venture Value Portfolio (Class 1)                                 12,999,172                3,656,002
 "Dogs" of Wall Street Portfolio (Class 1)                                  958,501                1,433,165
 Emerging Markets Portfolio (Class 1)                                     4,828,089                3,751,232
 Equity Income Portfolio (Class 1)                                        1,217,858                  863,383
 Equity Index Portfolio (Class 1)                                         2,123,531                3,816,229
 Federated American Leaders Portfolio (Class 1)                           3,641,697                1,295,793
 Global Bond Portfolio (Class 1)                                          1,648,847                1,751,565
 Global Equities Portfolio (Class 1)                                        482,947                1,579,225
 Goldman Sachs Research Portfolio (Class 1)                                 465,116                  225,809
 Growth-Income Portfolio (Class 1)                                        2,341,865                6,934,725
 Growth Opportunities Portfolio (Class 1)                                   299,194                  253,923
 High-Yield Bond Portfolio (Class 1)                                      5,968,184                2,073,745
 International Diversified Equities Portfolio (Class 1)                   3,755,578                3,145,094
 International Growth and Income Portfolio (Class 1)                     12,793,464               13,573,525
 MFS Massachusetts Investors Trust Portfolio (Class 1)                      603,633                1,325,869
 MFS Mid-Cap Growth Portfolio (Class 1)                                     822,919                  905,433
 MFS Total Return Portfolio (Class 1)                                    24,111,214                  727,793
 Putnam Growth: Voyager Portfolio (Class 1)                               3,278,837                4,592,095
 Real Estate Portfolio (Class 1)                                          2,528,691                1,677,362
 Small Company Value Portfolio (Class 1)                                  1,800,592                1,310,356
 SunAmerica Balanced Portfolio (Class 1)                                  4,531,178                8,261,692
 Technology Portfolio (Class 1)                                             249,956                  120,625
 Telecom Utility Portfolio (Class 1)                                        433,336                  655,616
 Worldwide High Income Portfolio (Class 1)                                1,496,329                  410,206

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                   Cost of Shares    Proceeds from
                                                      Acquired        Shares Sold
                                                   --------------    -------------
VAN KAMPEN TRUST:
Comstock Portfolio (Class II)                       $  32,164,248      $  313,991
Emerging Growth Portfolio (Class II)                    3,671,177         459,834
Growth and Income Portfolio (Class II)                 24,358,377         592,617

LORD ABBETT FUND TRUST:
Growth and Income Portfolio (Class VC)              $  35,134,993      $  143,650
Mid-Cap Value Portfolio (Class VC)                     20,433,613         545,666

AMERICAN SERIES TRUST:
Asset Allocation Fund (Class 2)                     $  48,496,950      $  192,802
Global Growth Fund (Class 2)                           23,409,599          78,649
Growth Fund (Class 2)                                  43,647,009         444,384
Growth-Income Fund (Class 2)                           79,621,327         141,556

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended April 30, 2004, 2003 and 2002 follows:

                          At April 30                               For the Year Ended April 30
         ------------------------------------------------
                        Unit Fair Value                     Expense Ratio    Investment        Total Return
                          Lowest to            Net Assets      Lowest          Income            Lowest to
 Year      Units        Highest ($)(6)            ($)       to Highest(1)      Ratio(2)          Highest(3)
------   ---------      --------------         ----------   -------------    -----------     -----------------
Asset Allocation Portfolio (Class 1)
 2004      999,662      11.08 to 20.97(7)       17,626,445   0.85% to 1.25%      3.34%         18.44% to 18.91%
 2003      842,182       9.27 to 17.70          12,636,500   0.85% to 1.25%      3.89%         -3.43% to -3.05%
 2002      871,609       9.59 to 18.33          13,635,471   0.85% to 1.25%      3.34%         -4.01% to -3.63%

Capital Appreciation Portfolio (Class 1)
 2004    4,540,534      10.68 to 34.03(7)       68,288,994   0.85% to 1.25%      0.00%         22.49% to 23.00%
 2003    3,312,355       6.42 to 27.78          45,411,415   0.85% to 1.25%      0.00%       -12.32% to -11.97%
 2002    3,065,679       7.30 to 31.69          50,711,970   0.85% to 1.25%      0.25%       -15.26% to -14.92%

Government and Quality Bond Portfolio(Class 1)
 2004    4,538,622      12.81 to 16.80(7)       68,841,287   0.85% to 1.25%      4.04%          -0.18% to 0.22%
 2003    4,435,309      12.25 to 16.83          69,894,786   0.85% to 1.25%      3.39%           7.20% to 7.63%
 2002    3,705,363      11.38 to 15.70          56,444,402   0.85% to 1.25%      4.34%           5.79% to 6.22%

Growth Portfolio (Class 1)
 2004    3,178,645       9.57 to 26.87(7)       43,263,936   0.85% to 1.25%      0.47%         24.05% to 24.56%
 2003    2,185,613       6.55 to 21.66          27,512,769   0.85% to 1.25%      0.41%       -15.55% to -15.22%
 2002    1,992,150       7.73 to 25.65          31,805,872   0.85% to 1.25%      0.14%       -11.97% to -11.61%

Aggressive Growth Portfolio (Class 1)
 2004      983,125       7.73 to 12.92(7)       11,702,361   0.85% to 1.25%      0.00%         22.07% to 22.56%
 2003      961,812       4.13 to 10.59           9,544,290   0.85% to 1.25%      0.24%       -18.98% to -18.65%
 2002    1,103,249       5.08 to 13.07          13,297,839   0.85% to 1.25%      0.42%       -24.04% to -23.73%

Alliance Growth Portfolio (Class 1)
 2004    4,391,660       6.43 to 26.84(7)       75,292,292   0.85% to 1.25%      0.25%         11.80% to 12.25%
 2003    4,857,901       4.77 to 24.00          72,130,071   0.85% to 1.25%      0.30%       -16.24% to -15.90%
 2002    5,535,320       5.67 to 28.66          97,221,210   0.85% to 1.25%      0.00%       -20.20% to -19.88%

Blue Chip Growth Portfolio (Class 1)
 2004      201,429        5.33 to 5.37           1,080,772   0.85% to 1.10%      0.16%         16.36% to 16.65%
 2003      165,075        4.58 to 4.60             759,737   0.85% to 1.10%      0.26%       -18.61% to -18.39%
 2002      120,407        5.62 to 5.64             679,101   0.85% to 1.10%      0.06%       -20.83% to -20.64%

Cash Management Portfolio (Class 1)
 2004    1,634,270      10.89 to 13.08(7)       20,444,351   0.85% to 1.25%      2.09%         -0.69% to -0.29%
 2003    1,922,742      10.54 to 13.17          24,491,587   0.85% to 1.25%      3.63%          -0.11% to 0.29%
 2002    2,019,793      10.51 to 13.18          26,214,963   0.85% to 1.25%      3.98%           1.33% to 1.75%

Corporate Bond Portfolio (Class 1)
 2004    1,994,520      13.21 to 16.59(7)       28,487,187   0.85% to 1.25%      5.35%           6.12% to 6.55%
 2003    1,170,704      12.33 to 15.64          16,712,027   0.85% to 1.25%      5.94%           8.90% to 9.34%
 2002      934,852      10.52 to 14.36          12,670,300   0.85% to 1.25%      5.50%           5.20% to 5.62%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                          At April 30                                   For the Year Ended April 30
           -----------------------------------------------
                        Unit Fair Value                        Expense Ratio      Investment      Total Return
                           Lowest to            Net Assets        Lowest            Income          Lowest to
Year         Units       Highest ($) (6)           ($)         to Highest (1)      Ratio (2)       Highest (3)
-----      ---------    ---------------         ----------     -------------      ----------    -----------------
Davis Venture Value Portfolio (Class 1)
 2004      5,513,260     11.29 to 29.08(7)      77,506,131     0.85% to 1.25%        0.77%        30.20% to 30.72%
 2003      4,665,711      7.87 to 22.34         51,742,583     0.85% to 1.25%        0.65%      -13.03% to -12.68%
 2002      4,325,979      9.02 to 25.68         56,606,074     0.85% to 1.25%        0.49%        -8.93% to -8.57%

"Dogs" of Wall Street Portfolio (Class 1)
 2004        678,245     10.91 to 12.54          7,512,954     0.85% to 1.25%        2.52%        24.60% to 25.10%(8)
 2003        733,143      8.76 to 10.02          6,528,585     0.85% to 1.25%        1.90%      -13.94% to -13.59%
 2002        727,879     10.18 to 11.60          7,507,418     0.85% to 1.25%        2.16%          7.85% to 8.29%

Emerging Markets Portfolio (Class 1)
 2004        767,783      9.11 to 11.02          7,158,565     0.85% to 1.25%        0.00%        49.25% to 49.84%
 2003        632,213       6.10 to 7.35          3,999,291     0.85% to 1.25%        0.29%      -17.16% to -16.84%
 2002        739,403      7.37 to 10.01          5,654,737     0.85% to 1.25%        0.28%          9.27% to 9.76%

Equity Income Portfolio (Class 1)
 2004        792,665              10.73          8,509,172              1.25%        1.53%                  19.71%
 2003        758,827               8.97          6,804,963              1.25%        2.03%                 -14.39%
 2002        790,453     10.38 to 10.48          8,280,359     0.85% to 1.25%        1.67%        -4.39% to -4.01%

Equity Index Portfolio (Class 1)
 2004      5,140,659               8.19         42,104,093              1.25%        1.01%                  20.56%
 2003      5,344,702               6.79         36,310,699              1.25%        1.07%                 -14.70%
 2002      5,913,603       7.20 to 7.97         47,100,945     0.85% to 1.25%        0.81%      -14.14% to -13.81%

Federated American Leaders (Class 1)
 2004      1,306,284     10.15 to 16.29(7)      15,889,240     0.85% to 1.25%        1.43%        23.31% to 23.81%
 2003      1,047,833      8.16 to 13.21         10,910,210     0.85% to 1.25%        1.16%      -17.15% to -16.81%
 2002        968,846      9.83 to 15.94         12,456,497     0.85% to 1.25%        1.27%        -8.03% to -7.67%

Global Bond Portfolio (Class 1)
 2004        577,668     12.25 to 16.98(7)       9,081,423     0.85% to 1.25%        0.00%          0.75% to 1.16%
 2003        557,751     12.04 to 16.85          9,012,858     0.85% to 1.25%        1.64%          6.63% to 7.06%
 2002        560,409     10.76 to 15.80          8,628,048     0.85% to 1.25%        9.06%          2.24% to 2.69%

Global Equities Portfolio (Class 1)
 2004        919,029      6.94 to 15.83(7)      11,020,629     0.85% to 1.25%        0.25%        20.36% to 20.84%
 2003      1,037,728      5.71 to 13.16         10,038,817     0.85% to 1.25%        0.00%      -19.14% to -18.82%
 2002      1,238,372      7.05 to 16.27         14,260,497     0.85% to 1.25%        0.10%      -18.59% to -18.26%

Goldman Sachs Research Portfolio (Class 1)
 2004        127,558       6.39 to 6.44            820,456     0.85% to 1.10%        0.00%        22.42% to 22.73%
 2003         86,857       5.22 to 5.24            455,203     0.85% to 1.10%        0.00%      -14.09% to -13.87%
 2002         87,811       6.07 to 6.09            534,501     0.85% to 1.10%        0.00%      -30.33% to -30.14%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                            At April 30                                       For the Year Ended April 30
            ----------------------------------------------------
                          Unit Fair Value                            Expense Ratio      Investment       Total Return
                             Lowest to                Net Assets        Lowest            Income          Lowest to
Year          Units        Highest ($)(6)                ($)         to Highest(1)        Ratio(2)        Highest(3)
-----       ---------     ---------------             ----------     -------------      ----------     -----------------
Growth-Income Portfolio (Class 1)
 2004       3,720,474       8.35 to 26.31(7)          68,815,280     0.85% to 1.25%         0.93%        19.14% to 19.62%
 2003       4,056,149       6.41 to 22.09             61,581,722     0.85% to 1.25%         0.96%      -14.11% to -13.76%
 2002       4,836,055       7.43 to 25.71             81,959,764     0.85% to 1.25%         0.78%      -15.27% to -14.92%

Growth Opportunities Portfolio (Class 1)
 2004          58,482        4.41 to 4.63                258,640     0.85% to 1.10%         0.00%        20.89% to 21.23%
 2003          48,330        3.64 to 3.83                175,830     0.85% to 1.10%         0.00%      -27.41% to -26.86%
 2002          75,698        5.01 to 5.24                379,270     0.85% to 1.10%         0.01%       -27.11 to -26.93%

High-Yield Bond Portfolio (Class 1)
 2004         974,758      10.68 to 15.44(7)          12,031,008     0.85% to 1.25%         6.43%        18.15% to 18.62%
 2003         638,229       8.97 to 13.07              7,178,636     0.85% to 1.25%        14.87%          2.57% to 2.98%
 2002         556,317       8.73 to 12.74              6,337,878     0.85% to 1.25%        13.39%        -6.34% to -5.95%

International Diversified Equities Portfolio (Class 1)
 2004         661,289        6.16 to 9.42(7)           5,345,355     0.85% to 1.25%         4.03%        32.11% to 32.64%
 2003         584,446        4.62 to 7.13              3,655,991     0.85% to 1.25%         0.00%      -30.32% to -30.04%
 2002         616,557       6.61 to 10.24              5,524,611     0.85% to 1.25%         0.00%      -16.98% to -16.64%

International Growth and Income Portfolio (Class 1)
 2004       1,368,132       9.08 to 11.67(7)          13,930,099     0.85% to 1.25%         1.31%        36.02% to 36.57%
 2003       1,447,371        5.97 to 8.58             10,734,722     0.85% to 1.25%         0.61%      -22.08% to -21.76%
 2002       1,529,262       7.63 to 11.01             14,502,139     0.85% to 1.25%         0.31%      -12.90% to -12.55%

MFS Massachusetts Investors Trust Portfolio (Class 1)
 2004         896,493        8.07 to 8.14              7,288,167     0.85% to 1.10%         0.80%        15.30% to 15.59%
 2003         992,326        7.00 to 7.04              6,981,443     0.85% to 1.10%         0.91%      -14.63% to -14.42%
 2002       1,038,423        8.20 to 8.22              8,539,104     0.85% to 1.10%         0.59%      -15.74% to -15.53%

MFS Mid-Cap Growth Portfolio (Class 1)
 2004         476,821        7.77 to 7.83              3,733,305     0.85% to 1.10%         0.00%        32.81% to 33.15%
 2003         482,982        5.85 to 5.88              2,840,743     0.85% to 1.10%         0.00%      -29.02% to -28.84%
 2002         468,320        8.24 to 8.27              3,871,747     0.85% to 1.10%         0.00%      -37.49% to -37.32%

MFS Total Return Portfolio (Class 1)
 2004       4,381,942      12.74 to 12.84             56,227,175     0.85% to 1.10%         4.00%        13.47% to 13.75%
 2003       2,609,969      11.23 to 11.29             29,450,456     0.85% to 1.10%         1.79%        -5.04% to -4.80%
 2002       1,469,115      11.82 to 11.86             17,418,122     0.85% to 1.10%         1.59%          0.33% to 0.59%

Putnam Growth: Voyager Portfolio (Class 1)
 2004       2,575,127       6.33 to 16.77(7)          31,102,195     0.85% to 1.25%         0.25%        15.09% to 15.56%
 2003       2,441,491       5.05 to 14.57             27,931,800     0.85% to 1.25%         0.20%      -16.94% to -16.60%
 2002       2,811,912       6.06 to 17.54             38,564,294     0.85% to 1.25%         0.00%      -21.93% to -21.61%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                           At April 30                                    For the Year Ended April 30
            -----------------------------------------------
                         Unit Fair Value                        Expense Ratio      Investment       Total Return
                            Lowest to            Net Assets        Lowest            Income           Lowest to
 Year        Units        Highest ($)(6)            ($)         to Highest(1)        Ratio(2)        Highest(3)
 ----      ---------     ---------------         ----------     -------------      ----------     -----------------
Real Estate Portfolio (Class 1)
 2004        455,290      15.88 to 18.68          7,548,327     0.85% to 1.25%         2.34%        25.05% to 25.56%(8)
 2003        414,863      12.70 to 14.88          5,468,503     0.85% to 1.25%         2.55%          3.52% to 3.94%
 2002        340,849      12.27 to 14.32          4,325,632     0.85% to 1.25%         2.83%        12.98% to 13.44%

Small Company Portfolio (Class 1)
 2004        495,118      12.45 to 17.75          8,786,020     0.85% to 1.25%         0.00%        34.71% to 35.25%
 2003        458,325       9.21 to 13.18          6,037,265     0.85% to 1.25%         0.00%      -20.75% to -20.45%
 2002        459,017      11.57 to 16.63          7,626,802     0.85% to 1.25%         0.00%        14.49% to 14.96%

SunAmerica Balanced Portfolio (Class 1)
 2004      4,282,718       8.21 to 14.24(7)      57,607,133     0.85% to 1.25%         2.24%         9.90% to 10.35%
 2003      4,597,911       6.43 to 12.96         56,393,035     0.85% to 1.25%         3.07%        -9.38% to -9.02%
 2002      5,247,157       7.06 to 14.30         71,012,625     0.85% to 1.25%         2.20%      -12.80% to -12.45%

Technology Portfolio (Class 1)
 2004        121,974        2.16 to 2.17            264,982     0.85% to 1.10%         0.00%        19.47% to 19.77%
 2003         66,761        1.81 to 1.82            121,123     0.85% to 1.10%         0.00%      -27.75% to -27.59%
 2002         49,194        2.50 to 2.51            123,314     0.85% to 1.10%         0.00%      -42.89% to -42.70%

Telecom Utility Portfolio (Class 1)
 2004        375,895       7.37 to 10.16(7)       3,674,204     0.85% to 1.25%         6.05%        14.63% to 15.08%(8)
 2003        423,820        6.02 to 8.86          3,570,779     0.85% to 1.25%        10.91%      -17.74% to -17.41%
 2002        501,860       7.31 to 10.77          5,128,284     0.85% to 1.25%         3.44%      -21.36% to -20.48%

Worldwide High Income Portfolio (Class 1)
 2004        260,053      11.56 to 17.30(7)       3,688,752     0.85% to 1.25%         7.56%         9.98% to 10.43%
 2003        185,292      10.42 to 15.73          2,548,697     0.85% to 1.25%        13.83%          7.13% to 7.56%
 2002        166,212       9.71 to 14.68          2,214,342     0.85% to 1.25%        13.23%         -0.40% to 0.00%

Comstock Portfolio (Class II)
 2004      4,972,603      10.73 to 10.80         53,666,882     0.85% to 1.10%         1.13%        28.12% to 28.44%
 2003      1,877,262        8.38 to 8.41         15,778,868     0.85% to 1.10%         1.27%      -16.36% to -16.15%
 2002        489,178      10.02 to 10.03          4,904,860     0.85% to 1.10%         0.66%       0.17%(4) to 0.27%(4)

Emerging Growth Portfolio (Class II)
 2004        644,101        8.49 to 8.51          5,481,963     0.85% to 1.10%         0.00%        15.82% to 16.11%
 2003        261,331                7.33          1,916,147     0.85% to 1.10%         0.00%      -22.60% to -22.40%
 2002         65,032        9.45 to 9.47            614,792     0.85% to 1.10%         0.07%    -5.51% (4) to -5.29%(4)

Growth and Income Portfolio (Class II)
 2004      3,280,374      11.20 to 11.29         36,998,962     0.85% to 1.10%         1.11%        24.39% to 24.70%
 2003      1,101,314        9.00 to 9.05           ,962,263     0.85% to 1.10%         1.13%      -16.45% to -16.24%
 2002        208,564      10.78 to 10.81          2,253,232     0.85% to 1.10%         1.03%      7.76% (4) to 8.07%(4)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                          At April 30                              For the Year Ended April 30
           -------------------------------------------
                        Unit Fair Value                    Expense Ratio     Investment      Total Return
                           Lowest to        Net Assets        Lowest           Income          Lowest to
 Year        Units       Highest ($)(6)        ($)         to Highest(1)      Ratio(2)        Highest (3)
 ----      ---------    ---------------     ----------     -------------     ----------    ------------------
Growth and Income Portfolio (Class VC)
 2004      4,562,992     10.60 to 10.65     48,589,564     0.85% to 1.10%       0.65%         24.13% to 24.44%
 2003      1,144,287       8.54 to 8.56      9,794,470     0.85% to 1.10%       0.67%       -14.60% to -14.39%
 2002              -                  -              -                 -           -                        -

Mid-Cap Value Portfolio (Class VC)
 2004      2,598,873     11.06 to 11.11     28,866,718     0.85% to 1.10%       0.50%         32.32% to 32.65%
 2003        667,309       8.36 to 8.38      5,589,117     0.85% to 1.10%       0.65%       -16.42% to -16.22%
 2002              -                  -              -                 -           -                        -

Asset Allocation Fund (Class 2)
 2004      4,799,401     12.40 to 12.44     59,677,489     0.85% to 1.10%       2.07%         15.28% to 15.56%
 2003        853,127     10.75 to 10.76      9,181,839     0.85% to 1.10%       1.53%       7.55% (5) to 7.63%(5)
 2002              -                  -              -                 -           -                        -

Global Growth Fund (Class 2)
 2004      1,806,379     14.78 to 14.83     26,782,854     0.85% to 1.10%       0.11%         31.24% to 31.56%
 2003        180,601     11.26 to 11.27      2,036,008     0.85% to 1.10%       0.00%      12.64%(5) to 12.74%(5)
 2002              -                  -              -                 -           -                        -

Growth Fund (Class 2)
 2004      3,515,459     14.95 to 15.00     52,716,825     0.85% to 1.10%       0.10%         27.20% to 27.51%
 2003        503,213     11.75 to 11.77      5,920,073     0.85% to 1.10%       0.02%      17.53%(5) to 17.66%(5)
 2002              -                  -              -                 -           -                        -

Growth - Income Fund (Class 2)
 2004      6,825,246     14.32 to 14.39     98,164,575     0.85% to 1.10%       0.87%         26.01% to 26.33%
 2003      1,076,060     11.37 to 11.39     12,254,361     0.85% to 1.10%       0.65%      13.68%(5) to 13.90%(5)
 2002              -                  -              -                 -           -                        -

      (1) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded. For additional information on charges and deductions, see footnote 3.

      (2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

      (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2004, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts:
            An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2004, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

      (4)   For the period from October 15, 2001 (effective date) to April 30,
            2002.

      (5) For the period from September 30, 2002 (effective date) to April 30, 2003.

      (6) In 2004, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2004, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

      (7) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

      (8) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)    Financial Statements

       The following financial statements to this Registration Statement are included in this Registration Statement:


               The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, are incorporated herein by reference to Post Effective Amendment
               No. 12 under the Securities Act of 1933 (the "1933 Act") and
               No. 13 under the Investment Company Act of 1940 (the "1940 Act") to Registration Statement File No. 333-63511 and 811-09003 filed on Form N-4 on April 27, 2004 accession number 0000950148-04-000799.



               The financial statements of Variable Annuity Account Seven at April 30, 2004, and for each of the two years in the period ended April 30, 2004.




(b)     Exhibits
----------------

(1)     Resolutions Establishing Separate Account ............... **
(2)     Custody Agreements ...................................... Not applicable
(3)     (a) Form of Distribution Contract ....................... ***
        (b) Form of Selling Agreement ........................... ***
(4)     (a) Variable Annuity Contract ........................... ***
        (b) Endorsement ......................................... ***
        (c) Tax Sheltered Annuity (403(b)) Endorsement .......... ***
(5)     (a) Application for Contract ............................ ***
(6)     Depositor -- Corporate Documents
        (a) Articles of Incorporation ........................... *
        (b) Amendment to Articles of Incorporation .............. *****
        (c) By-Laws ............................................. *
(7)     Reinsurance Contract .................................... Not Applicable
(8)     Form of Fund Participation Agreements
        (b) Anchor Series Trust Form of Fund
            Participation Agreement ............................. ***
        (d) SunAmerica Series Trust Form of Fund
            Participation Agreement ............................. ***
(9)     Opinion of Counsel ...................................... ***
        Consent of Counsel ...................................... ***
(10)    Consent of Independent Registered Public
        Accounting Firm ......................................... Filed Herewith
(11)    Financial Statements Omitted from Item 23 ............... Not Applicable
(12)    Initial Capitalization Agreement ........................ Not Applicable
(13)    Performance Computations ................................ *****
(14)    Diagram and Listing of All Persons Directly
        or Indirectly Controlled By or Under Common
        Control with AIG SunAmerica, the
        Depositor of Registrant.................................. +
(15)    Power of Attorney
        (a) August 2000.......................................... ****
        (b) April 2004........................................... +
-----------------------
*       Incorporated by reference to Post-Effective Amendment Nos. 8 and 9 to
        File Nos. 333-63511 and 811-09003, April 11, 2002, Accession No.
        0000950148-02-000967.
**      Incorporated by reference to Initial Registration to File Nos. 333-63511 and 811-09003, September 16, 1998, Accession No. 0000950148-98-002194.
***     Incorporated by reference to Pre-Effective Amendment Nos. 2 and 3 to
        File Nos. 333-63511 and 811-09003, December 7, 1998, Accession No.
        0000950148-98-002682.
****    Incorporated by reference to Post-Effective Amendment Nos. 8 and 9 to
        File Nos. 333-63511 and 811-09003, August 29, 2000, Accession No.
        0000950148-00-001909.
*****   Incorporated by reference to Post-Effective Amendment Nos. 10 and 11 to
        File Nos. 333-63511 and 811-09003, May 1, 2003, Accession No.
        0000950148-03-000788.
+       Incorporated by reference to Post-Effective Amendment Nos. 12 and 13 to
        File Nos. 333-63511 and 811-09003, May 3, 2004, Accession No.
        0000950148-04-000799.



Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

The officers and directors of AIG SunAmerica Life Assurance Company (AIG SunAmerica Life) are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                         POSITION
--------------------------------------------------------------------------------
Jay S. Wintrob               Director, Chief Executive Officer
Jana W. Greer*               Director and President
James R. Belardi             Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis*             Director, Senior Vice President and Chief Financial
                             Officer
Gregory M. Outcalt           Senior Vice President
Edwin R. Raquel*             Senior Vice President and Chief Actuary
Stewart R. Polakov*          Senior Vice President and Controller
Christine A. Nixon           Senior Vice President and Secretary
Michael J. Akers**           Senior Vice President
J. Franklin Grey             Vice President
Edward T. Texeria*           Vice President
Virginia N. Puzon            Assistant Secretary

----------

*  21650 Oxnard Street, Woodland Hills, CA 91367
** 2919 Allen Parkway, Houston, TX 77019

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 filed herewith. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-04-003302, filed March 15, 2004.

Item 27. Number of Contract Owners


As of July 30, 2004 the number of Polaris Plus contracts funded by Variable Annuity Account Seven was 24,756 of which 24,755 were qualified contracts and 1 was a non-qualified contract.


Item 28. Indemnification

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of Arizona, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws, which are incorporated herein by reference.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.




Item 29 Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

      AIG SunAmerica Life Assurance Company -- Variable Separate Account
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account
        Five
      First SunAmerica Life Insurance Company -- FS Variable Annuity Account
        Nine
      Presidential Life Insurance Company -- Variable Account One
      Anchor Series Trust
      Seasons Series Trust
      SunAmerica Series Trust
      SunAmerica Equity Funds issued by AIG SunAmerica
        Asset Management Corp. (AIG SAAMCo)
      SunAmerica Income Funds issued by AIG SAAMCo
      SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo
      SunAmerica Senior Floating Rate Fund, Inc. issued by AIG SAAMCo
      SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo SunAmerica Style Select Series, Inc. issued by AIG SAAMCo
      VALIC Company I and
      VALIC Company II

(b) Directors, Officers and principal place of business:

        Officers/Directors*            Position
        ------------------             --------
        Peter Harbeck                  Director
        J. Steven Neamtz               Director, President & Chief Executive
                                       Officer
        Robert M. Zakem                Director, Executive Vice President &
                                       Assistant Secretary
        Debbie Potash-Turner           Senior Vice President, Chief Financial Officer &
                                       Controller
        James Nichols                  Vice President
        Thomas Lynch                   Chief Compliance Officer
        Christine A. Nixon**           Secretary
        Virginia N. Puzon**            Assistant Secretary

* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of the above officers/directors is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367 .

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant undertakes to: (a). file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b). include either (1) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c). deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four of the No-Action Letter.

The Registrant and its Depositor are relying on the Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) -- (d) of the Rule have been complied with.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

--------------------------------------------------------------------------------
                                   SIGNATURES
--------------------------------------------------------------------------------


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement (Post-Effective Amendment No. 13 and 14; File Nos. 333-63511 and 811-09003, and has caused this Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 16th day of August, 2004.


                                   VARIABLE ANNUITY ACCOUNT SEVEN
                                   (Registrant)

                                   By: AIG SUNAMERICA LIFE ASSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Jay S. Wintrob
                                        ----------------------------------------
                                        Jay S. Wintrob, Chief Executive Officer

                                   AIG SUNAMERICA LIFE ASSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Jay S. Wintrob
                                        ----------------------------------------
                                        Jay S. Wintrob, Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


SIGNATURE                           TITLE                               DATE
------------------------------------------------------------------------------------------

Jay S. Wintrob*                     Chief Executive Officer              August 16, 2004
-----------------------------       and Director
Jay S. Wintrob                      (Principal Executive Officer)

James R. Belardi*                   Director                             August 16, 2004
-----------------------------
James R. Belardi

Marc H. Gamsin*                     Director                             August 16, 2004
-----------------------------
Marc H. Gamsin


N. Scott Gillis*                    Senior Vice President, Chief         August 16, 2004
-----------------------------       Financial Officer and Director
N. Scott Gillis                     (Principal Financial Officer)

Jana Waring Greer*                  Director                             August 16, 2004
-----------------------------
Jana Waring Greer

Stewart R. Polakov*                 Senior Vice President and            August 16, 2004
-----------------------------       Controller (Principal Accounting
Stewart R. Polakov                  Officer)

*/s/ Mallary L. Reznik                                                   August 16, 2004
-----------------------------
Mallary L. Reznik,
Attorney-in-fact

                                  EXHIBIT INDEX


Exhibit                 Description
-------                 -----------
(10)                    Consent of Independent Registered Public Accounting Firm